As filed with the Securities and Exchange Commission on April 22, 2005

                                                              File No. 333-12989
                                                                       811-07835
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   __________

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  14                                         [X]
                                 ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

    Amendment No.  14                                                        [X]
                  ----

                       (Check appropriate box or boxes.)

                            _________________________

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

                           (Exact Name of Registrant)
                            _________________________

                        PHOENIX LIFE AND ANNUITY COMPANY

                               (Name of Depositor)
                           _________________________

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                          _________________________

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)
                             ----------------------


Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.


It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on May 1, 2005 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on____________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                          _________________________

================================================================================

                                     PART A

                    VERSION A IS NOT AFFECTED BY THIS FILING

                                                                     [VERSION B]


                                 CORPORATE EDGE

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY


PROSPECTUS                                                           MAY 1, 2005
Corporate Edge is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series

[diamond] Phoenix-AIM Growth Series
          (fka, Phoenix-MFS Investors Growth Stock Series)
[diamond] Phoenix-Alger Small-Cap Growth Series
          (fka, Phoenix-State Street Research Small-Cap Growth Series)

[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond] Phoenix-Duff & Phelps Real Estate Securities Series

[diamond] Phoenix-Engemann Capital Growth Series

[diamond] Phoenix-Engemann Growth and Income Series
          (fka, Phoenix-Oakhurst Growth and Income Series)
[diamond] Phoenix-Engemann Small-Cap Growth Series
          (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
[diamond] Phoenix-Engemann Strategic Allocation Series
          (fka, Phoenix-Oakhurst Strategic Allocation Series)
[diamond] Phoenix-Engemann Value Equity Series
          (fka, Phoenix-Oakhurst Value Equity Series)

[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series

[diamond] Phoenix-Northern Dow 30 Series

[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series

[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Mid Cap Core Equity Fund

[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund

[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund
[diamond] Rydex Variable Trust Nova Fund
[diamond] Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract. It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The U.S. Securities and Exchange Commission has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:    [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                P.O. Box 8027
                                                                Boston, MA 02266-8027
                                                                OR

                                                    [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                (800) 417-4769

SUBMIT ADDITIONAL PREMIUM PAYMENTS TO:              [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                P.O. Box 8027
                                                                Boston, MA 02266-8027

                                TABLE OF CONTENTS

Heading                                                              Page
-------------------------------------------------------------------------
RISK/BENEFIT SUMMARY .............................................     3
   Policy Benefits ...............................................     3
   Policy Risks ..................................................     3
FEE TABLES .......................................................     5
   Transaction Fees ..............................................     5
   Periodic Charges Other than Fund Operating Expenses ...........     6
   Minimum and Maximum Fund Operating Expenses ...................     7
   Annual Fund Expenses ..........................................     8
PHOENIX LIFE AND ANNUITY COMPANY .................................    10
THE SEPARATE ACCOUNT .............................................    10
   Valuation Date ................................................    10
   Performance History ...........................................    10
VOTING RIGHTS ....................................................    10
THE GUARANTEED INTEREST ACCOUNT ..................................    11
CHARGES AND DEDUCTIONS ...........................................    11
   General .......................................................    11
   Charges Deducted from Premium Payments ........................    11
   Periodic Charges ..............................................    11
   Conditional Charges ...........................................    12
   Other Charges .................................................    13

THE POLICY .......................................................    13
   Contract Rights: Owner, Insured, Beneficiary ..................    13
   Contract Limitations ..........................................    13
   Purchasing a Policy ...........................................    13
GENERAL ..........................................................    14
   Postponement of Payments ......................................    14
   Optional Insurance Benefits (Riders) ..........................    14
   Surrenders ....................................................    15
   Death Benefit .................................................    15
PAYMENT OF PROCEEDS ..............................................    16
   Surrender and Death Benefit Proceeds ..........................    16
   Payment Amount ................................................    16
   Payment Options ...............................................    16
   Transfer of Policy Value ......................................    17
   Disruptive Trading and Market Timing ..........................    17

   Policy Loans ..................................................    19
   Lapse .........................................................    20
FEDERAL INCOME TAX CONSIDERATIONS ................................    20
   Introduction ..................................................    20
   Income Tax Status .............................................    20
   Policy Benefits ...............................................    20
   Business-Owned Policies .......................................    21
   Modified Endowment Contracts ..................................    21
   Limitations on Unreasonable Mortality and Expense Charges .....    22
   Qualified Plans ...............................................    22
   Diversification Standards .....................................    22
   Change of Ownership or Insured or Assignment ..................    23
   Other Taxes ...................................................    23
   Withholding ...................................................    23
FINANCIAL STATEMENTS .............................................    23

APPENDIX A - INVESTMENT OPTIONS ..................................   A-1

   Investment Types ..............................................   A-1

   Investment Advisors ...........................................   A-2
   Investment Subadvisors ........................................   A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy. This prospectus is a disclosure document which summarizes your rights under the Insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.

POLICY BENEFITS

DEATH BENEFITS
Corporate Edge is a flexible premium fixed and variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

> Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

> Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

> Death Benefit Option 3 will be the greater of (a), (b), or (c), where: (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

LOANS AND SURRENDERS
> Generally, you may take loans against 90% of your policy's value less any outstanding debt.

> You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

>   You may fully surrender this policy anytime for its cash surrender value.

POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:

>   Full Underwriting; or
>   Simplified Issue Underwriting; or
>   Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

>   Flexible Term Insurance
>   Cash Surrender Value Enhancement Benefit
>   Exchange of Insured

Availability of these riders depends upon state approval and may involve extra cost. Additional restrictions apply to the Cash Surrender Value Enhancement Benefit Rider.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life and Annuity Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
--------------------------------------------------------------------------------
                                TRANSACTION FEES

--------------------------------------------------------------------------------------------------------------------------------
     CHARGE                      WHEN DEDUCTED                                  AMOUNT WE DEDUCT
--------------------------------------------------------------------------------------------------------------------------------
SALES CHARGE                  Upon premium payment.             The maximum we will ever charge is 9.00% of each premium
                                                                payment(1).
--------------------------------------------------------------------------------------------------------------------------------
STATE PREMIUM TAX CHARGE      Upon premium payment.             We charge a maximum of 3.50% of each premium payment,
                                                                depending on the applicable rate for your state(2).
--------------------------------------------------------------------------------------------------------------------------------
DEFERRED ACQUISITION TAX      Upon premium payment.             1.50% of each premium payment.
CHARGE
--------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE              Not Applicable.                   We do not charge you if you surrender your policy for its cash value.
--------------------------------------------------------------------------------------------------------------------------------
                              Upon Partial Surrender or a       We currently do not charge for partial surrenders, but we
PARTIAL SURRENDER CHARGE      reduction in the policy face      reserve the right to deduct up to 2.00% of the partial surrender
                              amount.                           amount up to a maximum of $25.
--------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE               Upon Transfer.                    We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                transfer after the first two transfers in any given policy year.
--------------------------------------------------------------------------------------------------------------------------------

(1) In policy years one through seven, we currently deduct 7.0% from each premium payment up to the Target Premium and 0.00% of premiums paid in excess of the Target Premium. Beginning in policy year eight, we currently deduct 0.00% of premiums paid and we will never deduct more than 3% of premiums paid. The Target Premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.
(2) Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

     CHARGE                      WHEN DEDUCTED                                  AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------

COST OF INSURANCE(1)             On policy date and monthly       This charge is based on the "net amount at risk." The "net amount
                                 on policy processing day.        at risk" is the current death benefit minus the policy value.
-----------------------------------------------------------------------------------------------------------------------------------
   Minimum and Maximum                                            0.02% to 31.97% of the net amount at risk per year.
-----------------------------------------------------------------------------------------------------------------------------------
   Example for a male age                                         0.10% of the net amount at risk per year
   50 in the nonsmoker
   underwriting class for a
   fully underwritten policy
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE            On policy date and monthly       We charge up to a maximum of $10 per month(2).
                                 on policy processing day.
-----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE            On policy date and monthly       The maximum we charge is 0.80% (0.90% on an annual basis) of
RISK CHARGE(3)                   on policy processing day.        the policy value in the subaccounts of the Separate Account on the monthly processing day.
-----------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST CHARGED(4)         Interest accrues daily and       The maximum net cost to the policy is 2.75% of the loan balance.
                                 is due on each policy
                                 anniversary.
                                 If not paid on that date, we
                                 will treat the accrued
                                 interest as another loan
                                 against the policy.
-----------------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable            We currently do not charge for taxes, however we reserve the right
                                 for taxes.                       to impose a charge should we become liable for taxes in the future. Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-----------------------------------------------------------------------------------------------------------------------------------
                                                 OPTIONAL INSURANCE FEATURES
-----------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE TERM RIDER(1)           On Rider Policy Date, and        This charge is based on the net amount at risk attributable to
                                 monthly on each Monthly          the rider face amount.
                                 Calculation Day.
-----------------------------------------------------------------------------------------------------------------------------------
   Minimum and Maximum                                            0.02% to 31.97% of the net amount at risk attributable to the
                                                                  Rider face amount.
-----------------------------------------------------------------------------------------------------------------------------------
   Example for a male age                                         0.10% of the net amount at risk attributable to the rider face
   50 in the nonsmoker                                            amount.
   underwriting class for a
   fully underwritten policy
-----------------------------------------------------------------------------------------------------------------------------------
CASH SURRENDER VALUE             We do not charge for this        We describe this Rider later under "Optional Insurance
ENHANCEMENT BENEFIT              Rider.                           Benefits."
RIDER
                                 Additional restrictions
                                 apply.
-----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE OF INSURED              We do not charge for this        We describe this Rider later under "Optional Insurance
RIDER                            Rider.                           Benefits."
-----------------------------------------------------------------------------------------------------------------------------------

(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We currently charge $5.00 per month for all policies.
(3) We currently deduct a charge of 0.04% of policy value allocated to the subaccounts each month during the first ten policy years (equal to 0.50% annually), and 0.02% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section.

                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                     Minimum                   Maximum
Total Annual Fund Operating Expenses(1) (expenses that                0.29%           -         2.68%
are deducted from a fund's assets, including management
fees, distribution and/or 12b-1 fees, and other expenses)


(1) See the following table for the total and net fund operating expenses for each available investment portfolio.


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Investment         Rule
                  Series                      Management Fee    12b-1 Fees   Other Operating Expenses   Total Annual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                    0.75%             N/A                  0.30%                    1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                0.75%             N/A                  0.47%(3)                 1.22%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                    0.85%             N/A                  0.89%(1)                 1.74%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index         0.45%             N/A                  0.27%(2)                 0.72%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities      0.75%             N/A                  0.29%                    1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                   0.66%             N/A                  0.21%                    0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                0.70%             N/A                  0.28%(3)                 0.98%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                 0.90%             N/A                  0.67%(4)                 1.57%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation             0.58%             N/A                  0.20%                    0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                     0.70%             N/A                  0.28%(3)                 0.98%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                      0.40%             N/A                  0.24%                    0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income         0.50%             N/A                  0.23%                    0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond      0.50%(5)          N/A                  0.58%(2)                 1.08%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                    0.70%             N/A                  0.75%(1)                 1.45%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value             0.90%             N/A                  1.78%(1)                 2.68%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select        0.90%             N/A                  0.40%(1)                 1.30%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                           0.35%             N/A                  0.56%(3)                 0.91%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)              0.35%             N/A                  0.74%(3)                 1.09%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value           1.05%             N/A                  0.29%(3)                 1.34%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value         1.05%             N/A                  0.38%(3)                 1.43%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                     0.80%             N/A                  0.38%(4)                 1.18%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                    0.75%             N/A                  0.33%                    1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                     Net Annual Fund                                                 Net Annual Fund
                                                     ---------------                                                 ---------------
               Series                 Reimbursements     Expenses                 Series               Reimbursements    Expenses
               ------                 --------------     --------                 ------               --------------    --------
Phoenix-AIM Growth                        (0.22%)          1.00%    Phoenix-Kayne Small-Cap Quality Value  (1.63%)         1.05%
Phoenix-Alger Small-Cap Growth            (0.74%)          1.00%    Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                                  Select                                (0.25%)         1.05%
 Index                                    (0.07%)          0.65%    Phoenix-Northern Dow 30                (0.31%)         0.60%
Phoenix-Engemann Growth and Income        (0.03%)          0.95%    Phoenix-Northern Nasdaq-100 Index(R)   (0.49%)         0.60%
Phoenix-Engemann Small-Cap Growth         (0.32%)          1.25%    Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity             (0.03%)          0.95%     Value                                 (0.04%)         1.30%
Phoenix-Goodwin Multi-Sector Short                                  Phoenix-Sanford Bernstein
 Term Bond                                (0.38%)          0.70%     Small-Cap Value                       (0.13%)         1.30%
Phoenix-Kayne Rising Dividends            (0.60%)          0.85%    Phoenix-Seneca Mid-Cap Growth          (0.03%)         1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%       N/A       0.31%         1.04%         (0.00%)           1.04%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%       N/A       0.12%         0.97%         (0.00%)           0.97%
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%       0.25%(1)  0.13%         0.98%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%       0.25%(1)  0.14%         0.99%           ---             ---(11)
Shares
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%       0.10%     0.11%(2)      0.78%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%       0.10%     0.14%(2)      0.82%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%       0.10%     0.10%(2)      0.78%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%       0.25%(4)  0.15%         1.00%         (0.00%)           1.00%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%       0.25%     0.19%         1.12%         (0.05%)(5)        1.07%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79%(3)    0.25%(4)  0.07%         1.11%         (0.00%)           1.11%
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%       0.25%     0.37%         1.37%         (0.12%)(6)        1.25%
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%       N/A       0.48%         0.98%         (0.08%)(7)        0.90%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%       N/A       0.39%         0.89%         (0.00%)           0.89%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%       N/A       0.42%         1.17%         (0.00%)           1.17%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                     0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     0.75%       N/A       0.71%         1.46%         (0.00%)           1.46%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%       N/A       0.37%         0.82%         (0.17%)(8)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%       N/A       0.09%         0.29%         (0.00%)           0.29%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%       N/A       0.49%         1.29%(9)        ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%       N/A       0.43%         1.43%         (0.01%)(10)       1.42%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%       N/A       0.19%         1.36%         (0.16%)(10)       1.20%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%       N/A       0.15%         1.10%         (0.10%)(10)       1.00%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%       N/A       0.08%         1.00%         (0.01%)(10)       0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1) The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3) The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees is 0.63% for the Templeton Foreign Securities Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10)Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11)The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                      Reimbursements  Net Annual Fund                                Reimbursements  Net Annual Fund
                                      --------------  ---------------                                --------------  ---------------
               Series                   & Waivers         Expenses                 Series               & Waivers       Expenses
               ------                   ---------         --------                 ------               ---------       --------
Federated Fund for U.S. Government                                  VIP Growth Opportunities
 Securities II                           (0.26%)           0.72%     Portfolio                            (0.02%)         0.80%
Federated High Income Bond Fund II -                                VIP Growth Portfolio                  (0.03%)         0.75%
 Primary Shares                          (0.25%)           0.74%    Technology Portfolio                  (0.14%)         1.15%
VIP Contrafund(R) Portfolio              (0.02%)           0.76%

  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at anytime without notice.)


PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company ("PLAC") is a Connecticut stock life insurance company, and is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. Phoenix Life and Annuity Company was incorporated November 2, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06115.

Throughout this prospectus we will refer to Phoenix Life and Annuity Company in the first person (i.e. as "we", "us", "our", "Company").

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

We established the Separate Account as a separate account on July 1, 1996 in accordance with Connecticut law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Separate Account's management, investment practices or policies, nor those of Phoenix Life and Annuity Company.

Under Connecticut law, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses, whether or not realized, from any other business or activity of PLAC. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that PLAC may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PLAC.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

We do not guarantee the investment performance of the Separate Account nor of any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying mutual funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute for, portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
--------------------------------------------------------------------------------

A valuation date is every day the New York Stock Exchange is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

================================================================================
    New Year's Day                                    Independence Day
--------------------------------------------------------------------------------
    Martin Luther King, Jr. Day                       Labor Day
--------------------------------------------------------------------------------

    Presidents Day                                    Thanksgiving Day

--------------------------------------------------------------------------------
    Good Friday                                       Christmas Day
--------------------------------------------------------------------------------
    Memorial Day
================================================================================

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)  the election of the fund's Trustees;
2)  the ratification of the independent accountants for the fund;
3)  approval or amendment of investment advisory agreements;
4)  a change in fundamental policies or restrictions of the series; and
5)  any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at the address and telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

>   First Year:                        25% of the total value
>   Second Year:                       33% of remaining value
>   Third Year:                        50% of remaining value
>   Fourth Year:                      100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS
--------------------------------------------------------------------------------
SALES CHARGE
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy face amount.

TAX
Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state.

We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

DEFERRED ACQUISITION COST TAX CHARGE
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our liability under Internal Revenue Code Section 848.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

> ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

    We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

> COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

    We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table.

    We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers. The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

> MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

    We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

    We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

> If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

    Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.50% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

    We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

> COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

    The Corporate Edge policy has two riders available at no additional charge:

    o  Exchange of Insured
    o  Cash Surrender Value Enhancement Benefit

    We charge for providing benefits under the following rider:

    o Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

> LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

    As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

-------------------------------------------------------------------------------------
                                                             RATE WE CREDIT THE
                                                            LOANED PORTION OF THE
                            LOAN INTEREST RATE               GUARANTEED INTEREST
                                CHARGED                           ACCOUNT
-------------------------------------------------------------------------------------
POLICY                  CURRENT          GUARANTEED       CURRENT         GUARANTEED
YEARS                    RATES             MAXIMUM         RATES           MAXIMUM
-------------------------------------------------------------------------------------
1-10                     2.75%              4.75%           2%                4%
-------------------------------------------------------------------------------------
11-16                    2.50%              4.50%           2%                4%
-------------------------------------------------------------------------------------
16+                      2.25%              4.25%           2%                4%
-------------------------------------------------------------------------------------

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

> PARTIAL SURRENDER CHARGE. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

> TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER CHARGES
> OTHER TAX CHARGES. Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.


> FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series.


These fund charges and other expenses are described more fully in the respective fund prospectuses.


THE POLICY
--------------------------------------------------------------------------------


CONTRACT RIGHTS: OWNER, INSURED, AND BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your," in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

>   85 for policies with full Underwriting;
>   70 for policies with Simplified Issue Underwriting; and
>   64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our VPMO. Generally, the change will take effect as of the date your request is signed. If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES

We base our rates on the insured person's gender, attained age, underwriting type and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.


The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

>   Full Underwriting;
>   Simplified Issue Underwriting;
>   Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but percentage varies only with age.

MINIMUM ISSUE PREMIUM
We generally require a minimum premium on a case basis of $100,000 for fully underwritten cases and $50,000 for simplified issue and guaranteed issue cases. There may be additional restrictions in some states.

PREMIUM PAYMENTS
Corporate Edge is a flexible premium variable and fixed universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Separate Account or the Guaranteed Interest Account. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions.

We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to:

    PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
    P.O. BOX 8027
    BOSTON, MA 02266-8027

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1)  the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. Even if we have approved the application for processing, we retain the right to decline to issue the policy.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

> We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

> We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

> When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

> Cash Surrender Value Enhancement Benefit Rider. This rider can provide enhanced cash surrender values upon certain early duration surrenders. Additional restrictions apply. Most policies will not qualify for this rider.

> Exchange of Insured Rider. This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

    You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

    Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

    You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

    Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

> Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed ten times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

We provide some information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our VPMO. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

-----------------------------------------------------------------------------------------
                                            VALUE WE APPLY TO PAYMENT OPTION
-----------------------------------------------------------------------------------------
                                            The greater of (a) or (b) where:
DEATH BENEFIT OPTION 1                      (a) is the policy's face amount; and
                                            (b) is the minimum death benefit in effect
                                                on the date of death.
-----------------------------------------------------------------------------------------
                                            The greater of (a) or (b), where:
                                            (a) is equal to the policy's face amount on
DEATH BENEFIT OPTION 2                          the date of death plus the policy
                                                value; and
                                            (b) is the minimum death benefit in effect
                                                on the date of death.
-----------------------------------------------------------------------------------------
                                            The greater of (a), (b), or (c), where:
                                            (a) is equal to the policy's face amount as
                                                of the date of death plus the sum of all
DEATH BENEFIT OPTION 3                          premiums minus withdrawals,
                                            (b) is equal to the policy's face amount on
                                                the date of death; and
                                            (c) is the minimum death benefit in effect
                                                on the date of death.
-----------------------------------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

>   10 years; or
>   20 years; or
>   until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

TRANSFER OF POLICY VALUE


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.


You may permit your registered representative to submit transfer requests on your behalf.

PLAC and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PLAC and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PLAC and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PLAC have entered into a third-party service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either:


> the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

>   the transfer is part of a Systematic Transfer Program.


We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.


DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:

> dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

> an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

>   increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

> limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

> restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

> require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

> impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

>   impose other limitations or restrictions.
+

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

>   $25 monthly                >   $150 semiannually

>   $75 quarterly              >   $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

POLICY LOANS
You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

-------------------------------------------------------------------------------------
                                                             RATE WE CREDIT THE
                                                            LOANED PORTION OF THE
                            LOAN INTEREST RATE               GUARANTEED INTEREST
                                CHARGED                           ACCOUNT
-------------------------------------------------------------------------------------
POLICY                  CURRENT          GUARANTEED       CURRENT         GUARANTEED
YEARS                    RATES             MAXIMUM         RATES           MAXIMUM
-------------------------------------------------------------------------------------
1-10                     2.75%              4.75%           2%                4%
-------------------------------------------------------------------------------------
11-16                    2.50%              4.50%           2%                4%
-------------------------------------------------------------------------------------
16+                      2.25%              4.25%           2%                4%
-------------------------------------------------------------------------------------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

>   made on or after the taxpayer attains age 59 1/2;

>   attributable to the taxpayer's disability (within the meaning of Code
    Section 72(m)(7)); or

> part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

> First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

> Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

    o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

    o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

>   55% in any one investment

>   70% in any two investments

>   80% in any three investments

>   90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements of Phoenix Life and Annuity Variable Universal Life Account (Corporate Edge) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of Phoenix Life and Annuity Company included herein should be considered only as bearing upon the ability of Phoenix Life and Annuity Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Investment Type
                                                ------------------------------------------------------------------------------------
                 Subaccount                      Aggressive Growth   Conservative   Growth   Growth & Income   Income   Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                 |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                               |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                  |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                     |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                                     |X|

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                               |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Duff & Phelps
                                                   Phoenix        Phoenix       Investment      AIM      Engemann    Fred Alger
                                                  Investment      Variable      Management    Advisors,    Asset     Management,
                 Subaccount                      Counsel, Inc.  Advisors, Inc.      Co.         Inc.     Management     Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Fidelity
                                                   Deutsche     Federated     Management   Franklin     Lazard      Lord,
                                                    Asset       Investment      and         Mutual      Asset      Abbett
                                                  Management,   Management    Research     Advisers,  Management    & Co.
                Subaccount                           Inc.        Company       Company       LLC         LLC         LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                    Morgan
                                                   Stanley                   Templeton   Templeton      Wanger
                                                  Investment      Rydex        Global    Investment     Asset
                                                  Management      Global      Advisors    Counsel,    Management,
                Subaccount                           Inc.        Advisors     Limited       LLC          L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Aberdeen       AIM       Alliance                 Fred
                                                                      Asset       Capital     Capital     Engemann     Alger
                                                                    Management   Management, Management,   Asset     Management,
                      Subaccount                                       Inc.         Inc.        L.P.     Management     Inc.

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                  |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Kayne               Lazard      Northern       Seneca
                                                                Anderson Rudnick         Asset        Trust         Capital
                                                              Investment Management,   Management   Investments,   Management,
                      Subaccount                                      LLC                 LLC          N.A.           LLC

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX LIFE AND ANNUITY COMPANY

PO Box 22012

Albany, NY 12201-2012


Additional information about Corporate Edge (the "Policy") and the Phoenix Life and Annuity Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2005, which has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix Variable Products Mail Operations ("VPMO"), PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 417-4769.


Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549- 0102.

Phoenix Life and Annuity Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V608

Investment Company Act File No. 811-07835

[logo] PHOENIX WEALTH MANAGEMENT(R)


L0268PR (C)2005 The Phoenix Companies, Inc.                                 5/05

                                                                     [VERSION C]


                              EXECUTIVE BENEFIT-VUL

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY


PROSPECTUS                                                           MAY 1, 2005
Executive Benefit-VUL is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life and Annuity Variable Universal Life Account. The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series

   [diamond]   Phoenix-AIM Growth Series
               (fka, Phoenix-MFS Investors Growth Stock Series)
   [diamond]   Phoenix-Alger Small-Cap Growth Series
               (fka, Phoenix-State Street Research Small-Cap Growth Series)

   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series

   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series

   [diamond]   Phoenix-Engemann Growth and Income Series
               (fka, Phoenix-Oakhurst Growth and Income Series)
   [diamond]   Phoenix-Engemann Small-Cap Growth Series
               (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
   [diamond]   Phoenix-Engemann Strategic Allocation Series
               (fka, Phoenix-Oakhurst Strategic Allocation Series)
   [diamond]   Phoenix-Engemann Value Equity Series
               (fka, Phoenix-Oakhurst Value Equity Series)

   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   [diamond]   Phoenix-Kayne Rising Dividends Series
   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series

   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series

   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Mid Cap Core Equity Fund

   [diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund
   [diamond]   Templeton Developing Markets Securities Fund *
   [diamond]   Templeton Foreign Securities Fund
   [diamond]   Templeton Global Asset Allocation Fund *
   [diamond]   Templeton Growth Securities Fund


LAZARD RETIREMENT SERIES
------------------------
   [diamond]   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
   [diamond]   Bond-Debenture Portfolio
   [diamond]   Growth and Income Portfolio
   [diamond]   Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------
   [diamond]   Rydex Variable Trust Juno Fund
   [diamond]   Rydex Variable Trust Nova Fund
   [diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   [diamond]   Scudder VIT EAFE(R) Equity Index Fund
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger International Select
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Select
   [diamond]   Wanger U.S. Smaller Companies

* Not available for new investors

It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract. It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The U.S. Securities and Exchange Commission has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:    [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                P.O. Box 8027
                                                                Boston, MA 02266-8027

                                                    OR
                                                    [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                (800) 417-4769

SUBMIT ADDITIONAL PREMIUM PAYMENTS TO:              [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                P.O. Box 8027
                                                                Boston, MA 02266-8027

                                TABLE OF CONTENTS

Heading                                                              Page
-------------------------------------------------------------------------
RISK/BENEFIT SUMMARY ..........................................        3
   Policy Benefits ............................................        3
   Policy Risks ...............................................        3
FEE TABLES ....................................................        5
   Transaction Fees ...........................................        5
   Periodic Charges Other than Fund Operating
      Expenses ................................................        6
   Minimum and Maximum Fund Operating Expenses ................        7
   Annual Fund Expenses .......................................        8
PHOENIX LIFE AND ANNUITY COMPANY ..............................       10
PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL
   LIFE ACCOUNT ...............................................       10
   Valuation Date .............................................       10
   Performance History ........................................       10
VOTING RIGHTS .................................................       10
THE GUARANTEED INTEREST ACCOUNT ...............................       11
CHARGES AND DEDUCTIONS ........................................       11
   General ....................................................       11
   Charges Deducted from Premium Payments .....................       11
   Periodic Charges ...........................................       11
   Conditional Charges ........................................       12
   Other Charges ..............................................       12

THE POLICY ....................................................       13
   Contract Rights: Owner, Insured and Beneficiary ............       13
   Contract Limitations .......................................       13
   Purchasing a Policy ........................................       13
GENERAL .......................................................       14
   Postponement of Payments ...................................       14
   Optional Insurance Benefits (Riders) .......................       14
   Surrenders .................................................       15
   Death Benefit ..............................................       15
PAYMENT OF PROCEEDS ...........................................       16
   Surrender and Death Benefit Proceeds .......................       16
   Payment Amount .............................................       16
   Payment Options ............................................       16
   Transfer of Policy Value ...................................       17
   Disruptive Trading and Market Timing .......................       17

   Policy Loans ...............................................       19
   Lapse ......................................................       20
FEDERAL INCOME TAX CONSIDERATIONS .............................       20
   Introduction ...............................................       20
   Income Tax Status ..........................................       20
   Policy Benefits ............................................       20
   Business-Owned Policies ....................................       21
   Modified Endowment Contracts ...............................       21
   Limitations on Unreasonable Mortality and Expense
      Charges .................................................       22
   Qualified Plans ............................................       22
   Diversification Standards ..................................       22
   Change of Ownership or Insured or Assignment ...............       23
   Other Taxes ................................................       23
   Withholding ................................................       23
FINANCIAL STATEMENTS ..........................................       23

APPENDIX A - INVESTMENT OPTIONS ...............................      A-1

   Investment Types ...........................................      A-1

   Investment Advisors ........................................      A-2
   Investment Subadvisors .....................................      A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy. This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.

POLICY BENEFITS

DEATH BENEFITS


Executive Benefit-VUL is a flexible premium fixed and variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.


You will choose a death benefit when you apply for a policy:

> Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

> Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

> Death Benefit Option 3 will be the greater of (a), (b), or (c), where: (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

LOANS AND SURRENDERS

> Generally, you may take loans against 90% of your policy's value less any outstanding debt.

> You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

>   You may fully surrender this policy anytime for its cash surrender value.

POLICY AVAILABILITY

The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

FLEXIBLE PREMIUMS

The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS

We offer three types of underwriting:

>   Full Underwriting; or
>   Simplified Issue Underwriting; or
>   Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS

The following benefits may be available to you by rider:

>   Flexible Term Insurance
>   Cash Surrender Value Enhancement Benefit
>   Exchange of Insured

Availability of these riders depends upon state approval and may involve extra cost.

LIMITED SALES CHARGE REFUND

If you fully surrender this policy during the first three policy years, you will receive all or part of the first year sales charge refunded in the cash surrender value:

> We will refund the entire first year sales charge for a full policy surrender made during the first policy year

> 2/3 of the first year sales charge will be refunded for a full policy surrender made during the second policy year (but no part of the second year sales charges will be)

> 1/3 of the first year sales charge will be refunded during the third policy year.

YOUR RIGHT TO CANCEL THE POLICY

You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application.

POLICY RISKS

VARIATIONS

The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK

Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS

Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the

Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE

Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK

A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life and Annuity Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
--------------------------------------------------------------------------------
                                TRANSACTION FEES

     CHARGE                      WHEN DEDUCTED                                  AMOUNT WE DEDUCT
--------------------------------------------------------------------------------------------------------------------------------
SALES CHARGE                  Upon premium payment.             The maximum we will ever charge is 5.00% of each premium
                                                                payment(1).
--------------------------------------------------------------------------------------------------------------------------------
STATE PREMIUM TAX CHARGE      Upon premium payment.             We charge a maximum of 3.50%(2) of each premium payment,
                                                                depending on the applicable rate for your state.
--------------------------------------------------------------------------------------------------------------------------------
DEFERRED ACQUISITION TAX      Upon premium payment.             1.50% of each premium payment.
CHARGE(3)
--------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE              Not Applicable.                   We do not charge you if you surrender your policy for its cash value.
--------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE      Upon Partial Surrender or a       We currently do not charge for partial surrenders, but we
                              reduction in the policy face      reserve the right to deduct up to 2.00% of the partial surrender
                              amount.                           amount up to a maximum of $25.
--------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE               Upon Transfer.                    We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                transfer after the first two transfers in any given policy year.
--------------------------------------------------------------------------------------------------------------------------------

(1) In policy years one through seven, we currently deduct 5.00% from each premium payment up to the Target Premium and 0.00% of premiums paid in excess of the Target Premium. Beginning in policy year eight, we currently deduct 0.00% of premiums paid and we will never deduct more than 2% of premiums paid. The Target Premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.

(2) Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.

(3) We do not deduct this charge from payments made in excess of the Target Premium during a policy year.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

     CHARGE                      WHEN DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)             On policy date and monthly       This charge is based on the "net amount at risk." The "net amount
                                 on policy processing day.        at risk" is the current death benefit minus the policy value.
------------------------------------------------------------------------------------------------------------------------------------
   Minimum and Maximum                                            0.02% to 31.97% of the net amount at risk per year.
------------------------------------------------------------------------------------------------------------------------------------
   Example for a male age
   50 in the nonsmoker                                            0.10% of the net amount at risk per year
   underwriting class for a
   fully underwritten policy
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE            On policy date and monthly       We charge up to a maximum of $10 per month(2).
                                 on policy processing day.
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE            On policy date and monthly       The maximum we charge is 0.08% (0.90% on an annual basis) of the
RISK CHARGE(3)                   on policy processing day.        policy value in the subaccounts of the Separate Account on the monthly processing day.
------------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST CHARGED(4)         Interest accrues daily and       The maximum net cost to the policy is 2.75% of the loan balance.
                                 is due on each policy
                                 anniversary.
                                 If not paid on that date, we
                                 will treat the accrued
                                 interest as another loan
                                 against the policy.
------------------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable            We currently do not charge for taxes, however we reserve the right
                                 for taxes.                       to impose a charge should we become liable for taxes in the future. Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE TERM RIDER(1)           On Rider Policy Date, and        This charge is based on the net amount at risk attributable to the
                                 monthly on each Monthly          rider face amount.
                                 Calculation Day.
------------------------------------------------------------------------------------------------------------------------------------
   Minimum and Maximum                                            0.02% to 31.97% of the net amount at risk attributable to the
                                                                  Rider face amount.
------------------------------------------------------------------------------------------------------------------------------------
   Example for a male age
   50 in the nonsmoker                                            0.10% of the net amount at risk attributable to the rider face
   underwriting class for a                                       amount.
   fully underwritten policy
------------------------------------------------------------------------------------------------------------------------------------
CASH SURRENDER VALUE             We do not charge for this        No charge. We describe this Rider later under "Optional Insurance
ENHANCEMENT BENEFIT              Rider.                           Benefits."
RIDER                            It is available on a state-
                                 by-state basis.
                                 Additional restrictions
                                 apply.
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE OF INSURED              We do not charge for this        No charge. We describe this Rider later under "Optional Insurance
RIDER                            Rider.                           Benefits."
                                 It is available on a state-
                                 by-state basis.
------------------------------------------------------------------------------------------------------------------------------------

(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.

(2)  We currently charge $5 per month for all policies.

(3) We currently deduct a charge of 0.03% of policy value allocated to the subaccounts each month during the first ten policy years (equal to 0.40% annually), and 0.021% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.

(4) We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES


                                                                     Minimum                      Maximum
Total Annual Fund Operating Expenses(1) (expenses that are            0.29%           -            2.68%
deducted from a fund's assets, including management fees,
distribution and/or 12 b-1 fees, and other expenses)


(1) See the following table for the total and net fund operating expenses for each available investment portfolio.

  ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment       12b-1       Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.30%                 1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                            0.75%          N/A             0.47% (3)             1.22% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                                0.85%          N/A             0.89% (1)             1.74% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.27% (2)             0.72% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.29%                 1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.21%                 0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                            0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                             0.90%          N/A             0.67% (4)             1.57% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation                         0.58%          N/A             0.20%                 0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                                 0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.24%                 0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.23%                 0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (5)      N/A             0.58% (2)             1.08% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             0.75% (1)             1.45% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             1.78% (1)             2.68% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             0.40% (1)             1.30% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.56% (3)             0.91% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             0.74% (3)             1.09% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.29% (3)             1.34% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.38% (3)             1.43% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.38% (4)             1.18% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.33%                 1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                  Net Annual Fund                                                    Net Annual Fund
                                                  ---------------                                                    ---------------
                Series             Reimbursements    Expenses               Series                    Reimbursements    Expenses
                ------             --------------    --------               ------                    --------------    --------
Phoenix-AIM Growth                    (0.22%)         1.00%      Phoenix-Kayne Small-Cap Quality Value     (1.63%)          1.05%
Phoenix-Alger Small-Cap Growth        (0.74%)         1.00%      Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                              Select                                    (0.25%)          1.05%
Index                                 (0.07%)         0.65%      Phoenix-Northern Dow 30                   (0.31%)          0.60%
Phoenix-Engemann Growth and Income    (0.03%)         0.95%      Phoenix-Northern Nasdaq-100 Index(R)      (0.49%)          0.60%
Phoenix-Engemann Small-Cap Growth     (0.32%)         1.25%      Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity         (0.03%)         0.95%      Value                                     (0.04%)          1.30%
Phoenix-Goodwin Multi-Sector Short                               Phoenix-Sanford Bernstein
Term Bond                             (0.38%)         0.70%      Small-Cap Value                           (0.13%)          1.30%
Phoenix-Kayne Rising Dividends        (0.60%)         0.85%      Phoenix-Seneca Mid-Cap Growth             (0.03%)          1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                Investment    12b-1 or      Other                     Contractual        After
                                                Management     Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                        Fee          Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%        N/A         0.31%         1.04%          (0.00%)         1.04%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%        N/A         0.12%         0.97%          (0.00%)         0.97%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                 Investment   12b-1 or      Other                     Contractual        After
                                                 Management    Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                         Fee         Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%        0.25% (1)   0.13%         0.98%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%        0.25% (1)   0.14%         0.99%         ---              ---(11)
Shares
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%        0.10%       0.11% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%        0.10%       0.14% (2)     0.82%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%        0.10%       0.10% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%        0.25% (4)   0.15%         1.00%        (0.00%)           1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund       1.25%        0.25%       0.29%         1.79%        (0.00%)           1.79%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%        0.25%       0.19%         1.12%        (0.05%) (5)       1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund             0.61%        0.25%       0.24%         1.10%        (0.01%) (5)       1.09%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79% (3)    0.25% (4)   0.07%         1.11%        (0.00%)           1.11%
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%        0.25%       0.37%         1.37%        (0.12%) (6)       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%         N/A        0.48%         0.98%        (0.08%) (7)       0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%         N/A        0.39%         0.89%        (0.00%)           0.89%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%         N/A        0.42%         1.17%        (0.00%)           1.17%
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                     0.90%         N/A        0.73%         1.63%        (0.00%)           1.63%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     0.75%         N/A        0.71%         1.46%        (0.00%)           1.46%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%         N/A        0.73%         1.63%        (0.00%)           1.63%
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%         N/A        0.37%         0.82%        (0.17%) (8)       0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%         N/A        0.09%         0.29%        (0.00%)           0.29%
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%         N/A        0.49%         1.29% (9)      ---             ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%         N/A        0.43%         1.43%        (0.01%) (10)      1.42%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%         N/A        0.19%         1.36%        (0.16%) (10)      1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%         N/A        0.15%         1.10%        (0.10%) (10)      1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%         N/A        0.08%         1.00%        (0.01%) (10)      0.99%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3)  The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.63% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10) Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                   Net Annual Fund                                                   Net Annual Fund
                                                   ---------------                                                   ---------------
                Series              Reimbursements    Expenses                Series                  Reimbursements    Expenses
                ------              --------------    --------                ------                  --------------    --------
Federated Fund for U.S. Government                                 VIP Growth Opportunities Portfolio    (0.02%)          0.80%
Securities II                          (0.26%)         0.72%       VIP Growth Portfolio                  (0.03%)          0.75%
Federated High Income Bond Fund                                    Technology Portfolio                  (0.14%)          1.15%
II - Primary Shares                    (0.25%)         0.74%
VIP Contrafund(R) Portfolio            (0.02%)         0.76%

     (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated
                          at anytime without notice.)

PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company ("PLAC") is a Connecticut stock life insurance company incorporated on July 15, 1981, and is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06115 and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York 12144.

Throughout this prospectus we will refer to Phoenix Life and Annuity Company in the first person (i.e. as "we", "us", "our", "Company").

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

We established the Separate Account as a separate account on July 1, 1996 in accordance with Connecticut law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Separate Account's management, investment practices or policies, nor those of Phoenix Life and Annuity Company.

Under Connecticut law, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses, whether or not realized, from any other business or activity of PLAC. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that PLAC may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PLAC.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

We do not guarantee the investment performance of the Separate Account nor of any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute for, portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;
2.  the SEC has determined that a state of emergency exists;
    or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

--------------------------------------------------------------------------------
    New Year's Day                                    Independence Day
--------------------------------------------------------------------------------
    Martin Luther King, Jr. Day                       Labor Day
--------------------------------------------------------------------------------

    Presidents Day                                    Thanksgiving Day

--------------------------------------------------------------------------------
    Good Friday                                       Christmas Day
--------------------------------------------------------------------------------
    Memorial Day
--------------------------------------------------------------------------------

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)  the election of the fund's Trustees;
2)  the ratification of the independent accountants for the fund;
3)  approval or amendment of investment advisory agreements;
4)  a change in fundamental policies or restrictions of the series; and
5)  any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at the address and telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

>  First Year:    25% of the total value
>  Second Year:   33% of remaining value
>  Third Year:    50% of remaining value
>  Fourth Year:   100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy.

STATE PREMIUM TAX CHARGE
States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes we must pay the state. The states currently assess charges ranging from 0.80% to 3.50% of premiums. We may increase or decrease the charge we take from your premium payments if your state's rate changes, or if you change your state of residence. We currently do not deduct this charge from premiums that are in excess of the Target Premium for the policy for a policy year.

DEFERRED ACQUISITION COST TAX CHARGE
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our liability under Internal Revenue Code Section 848. We currently do not deduct this charge from premiums that are in excess of the Target Premium for the policy for a policy year.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

> ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

    We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

> COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

    We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table.

    We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

    The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

> MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

    We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

    We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

> If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

    Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.40% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

    We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

> COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.


    The Executive Benefit-VUL policy has two riders available at no additional charge:


    o   Exchange of Insured

    o   Cash Surrender Value Enhancement Benefit

    We charge for providing benefits under the following rider:

    o Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

> LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

    As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

------------------------------------------------------------------
                                            RATE WE CREDIT THE
                                           LOANED PORTION OF THE
                LOAN INTEREST RATE         GUARANTEED INTEREST
                     CHARGED                      ACCOUNT
------------------------------------------------------------------
POLICY       CURRENT       GUARANTEED     CURRENT       GUARANTEED
YEARS         RATES          MAXIMUM       RATES          MAXIMUM
------------------------------------------------------------------
1-10         2.75%          4.75%           2%            4%
------------------------------------------------------------------
11-16        2.50%          4.50%           2%            4%
------------------------------------------------------------------
16+          2.25%          4.25%           2%            4%
------------------------------------------------------------------

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

> PARTIAL SURRENDER CHARGE. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

> TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER CHARGES
> OTHER TAX CHARGES. Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

> FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series.

    These fund charges and other expenses are described more fully in the respective fund prospectuses.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED AND BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

>   85 for policies with full Underwriting;
>   70 for policies with Simplified Issue Underwriting; and
>   64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Phoenix VPMO. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES

We base our rates on the insured person's gender, attained age, underwriting type and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

>   Full Underwriting;
>   Simplified Issue Underwriting;
>   Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM
We generally require a minimum premium on a case basis of $100,000 for fully underwritten cases and $50,000 for simplified issue and guaranteed issue cases. There may be additional restrictions in some states.

PREMIUM PAYMENTS
Executive Benefit-VUL is a flexible premium variable and fixed universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Separate Account or the Guaranteed Interest Account. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions.

We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to:

     PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
     P.O. BOX 8027
     BOSTON, MA 02266-8027

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1)  the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. Even if we have approved the application for processing, we retain the right to decline to issue the policy.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

> We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

> We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

> When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

> Cash Surrender Value Enhancement Benefit Rider. This rider can provide enhanced cash surrender values upon certain early duration surrenders and replaces the refund of sales charge, if applicable.

> Exchange of Insured Rider. This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

    You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

    Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

    You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

    Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

> Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed ten times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from the policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

We provide some information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided under the Refund of Sales Charge feature or by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our VPMO. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

------------------------------------------------------------------
                          VALUE WE APPLY TO PAYMENT OPTION
------------------------------------------------------------------
                          The greater of (a) or (b) where:
                          (a) is the policy's face amount; and
DEATH BENEFIT OPTION 1    (b) is the minimum death benefit
                              in effect on the date of death.
------------------------------------------------------------------
                          The greater of (a) or (b), where:
                          (a) is equal to the policy's face
                              amount on the date of death
DEATH BENEFIT OPTION 2        plus the policy value; and
                          (b) is the minimum death benefit
                              in effect on the date of death.
------------------------------------------------------------------
                          The greater of (a), (b), or (c), where:
                          (a) is equal to the policy's face
                              amount as of the date of death
                              plus the sum of all premiums
DEATH BENEFIT OPTION 3        minus withdrawals,
                          (b) is equal to the policy's face
                              amount on the date of death;
                              and
                          (c) is the minimum death benefit
                              in effect on the date of death.
------------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided under the Refund of Sales Charge feature or by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three specified periods:

>   10 years; or

>   20 years; or

>   until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 31/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.


TRANSFER OF POLICY VALUE

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.


You may permit your registered representative to submit transfer requests on your behalf.

PLAC and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers PLAC and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PLAC and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PLAC have entered into a third-party service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either:


> the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

>   the transfer is part of a Systematic Transfer Program.


We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.


DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:

> dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

> an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

>   increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

> limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

> restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

> require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

> impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

>   impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a

"source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

>   $25 monthly                >   $150 semiannually

>   $75 quarterly              >   $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the program.

Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

POLICY LOANS
You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

-----------------------------------------------------------------------------
                                                   RATE WE CREDIT THE
                                                 LOANED PORTION OF THE
                   LOAN INTEREST RATE            GUARANTEED INTEREST
                        CHARGED                         ACCOUNT
-----------------------------------------------------------------------------
POLICY          CURRENT         GUARANTEED      CURRENT         GUARANTEED
YEARS            RATES            MAXIMUM        RATES            MAXIMUM
-----------------------------------------------------------------------------
1-10            2.75%           4.75%              2%             4%
-----------------------------------------------------------------------------
11-16           2.50%           4.50%              2%             4%
-----------------------------------------------------------------------------
16+             2.25%           4.25%              2%             4%
-----------------------------------------------------------------------------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS

We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

>   made on or after the taxpayer attains age 591/2;

>   attributable to the taxpayer's disability (within the meaning of Code
    Section 72(m)(7)); or

> part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

> First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

> Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

    o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

    o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES

The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

>   55% in any one investment

>   70% in any two investments

>   80% in any three investments

>   90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account (Executive Benefit-VUL) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of Phoenix Life and Annuity Company included herein should be considered only as bearing upon the ability of Phoenix Life and Annuity Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES

-------------------------------------------------------------------------------------------------------------------
                                                                               Investment Type
                                                 ------------------------------------------------------------------
                                                 Aggressive                           Growth &
                    Subaccount                     Growth     Conservative   Growth    Income    Income   Specialty
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                         |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                     |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                         |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                              |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                                                                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                        |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                               |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                          |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                             |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                          |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                        |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                         |X|
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
-------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                             |X|

-------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     |X|
-------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                      |X|
-------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                   |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                            |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                           |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                              |X|
-------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                         |X|
-------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                             |X|
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                       |X|

-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                               |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                      |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Select                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      |X|
-------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                 |X|
-------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                 |X|
-------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Duff &
                                             Phoenix    Phoenix   Phelps                                      Deutsche   Federated
                                            Investment Variable  Investment   AIM     Engemann   Fred Alger    Asset     Investment
                                            Counsel,   Advisors, Management Advisors,   Asset    Management, Management, Management
            Subaccounts                       Inc.       Inc.       Co.       Inc.    Management    Inc.        Inc.      Company
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series         |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series        |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                     |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                        |X|

----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                             |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
----------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                              |X|
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Advisors
-----------------------------------------------------------------------------------------------------------------------------
                                             Fidelity                               Morgan
                                            Management Franklin   Lazard     Lord,  Stanley            Templeton   Templeton
                                               and      Mutual     Asset    Abbett Investment  Rydex     Asset      Global
                                             Research  Advisers, Management  & Co. Management  Global  Management, Advisors
            Subaccounts                      Company     LLC        LLC       LLC     Inc.    Advisors    Ltd.     Limited
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
-----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                    |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio             |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                           |X|
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                               |X|
-----------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                      |X|

-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                       |X|
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
-----------------------------------------------------------------------------------------------------------------------------
Wanger Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------
                                                 Advisors
------------------------------------------------------------------

                                            Templeton   Wanger
                                            Investment   Asset
                                             Counsel,  Management,
            Subaccounts                        LLC        L.P.
------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------
Templeton Foreign Securities Fund              |X|
------------------------------------------------------------------
Templeton Global Asset Allocation Fund         |X|
------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------
Wanger International Select                               |X|
------------------------------------------------------------------
Wanger International Small Cap                            |X|
------------------------------------------------------------------
Wanger Select                                             |X|
------------------------------------------------------------------
Wanger U.S. Smaller Companies                             |X|
------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Subadvisors
                                              --------------------------------------------------------------------------------------
                                                                                                              Kayne
                                                                                                             Anderson
                                               Aberdeen      AIM        Alliance                              Rudnick       Lazard
                                                Asset       Capital      Capital    Engemann    Fred Alger   Investment     Asset
                                              Management  Management,  Management,    Asset     Management,  Management,  Management
              Subaccounts                        Inc.        Inc.         L.P.      Management     Inc.         LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                                                        Subadvisors
                                              ---------------------------


                                                  Northern      Seneca
                                                   Trust        Capital
                                                Investments,  Management,
              Subaccounts                           N.A.         LLC
-------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-------------------------------------------------------------------------

Phoenix-AIM Growth Series
-------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
-------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
-------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                      |X|
-------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series         |X|
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             |X|
-------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            |X|
-------------------------------------------------------------------------

PHOENIX LIFE AND ANNUITY COMPANY

PO Box 22012

Albany, NY 12202-2012


Additional information about Executive Benefit-VUL (the "Policy") and the Phoenix Life and Annuity Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2005, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.


Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Phoenix Life and Annuity Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V606

Investment Company Act File No. 811-07835

[logo] PHOENIX WEALTH MANAGEMENT(R)


L0134PR  (C)2005 The Phoenix Companies, Inc.                                5/05

                                     PART B

                  (VERSION A IS NOT BEING AMENDED AT THIS TIME)

================================================================================
                                 CORPORATE EDGE
================================================================================
                                                                     [VERSION B]

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2005


                                ________________

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting Phoenix Variable Products Mail Operations ("VPMO") at the address or Variable and Universal Life Administration ("VULA") telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                                ________________

                                TABLE OF CONTENTS

                                                                                   Page
                                                                                   ----
Phoenix Life and Annuity Company................................................    2

The Separate Account............................................................    2

The Policy......................................................................    3

Servicing Agent.................................................................    3


Underwriter and Sales of the Policies...........................................    3

Performance History.............................................................    4

Voting Rights...................................................................    6

Safekeeping of the Separate Account's Assets....................................    7

State Regulation................................................................    7

Reports.........................................................................    7

Experts ........................................................................    7


Separate Account Financial Statements........................................... SA-1

Company Financial Statements....................................................  F-1

                                 ______________

If you have any questions, please contact us at:    [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                P.O. Box 8027
                                                                Boston, MA 02266-8027

                                                                VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                (800) 417-4769

PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

We are Phoenix Life and Annuity Company, a Connecticut stock life insurance company incorporated November 2, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative offices are at One American Row in Hartford, Connecticut 06102.

Phoenix Life and Annuity Company ("PLAC") is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company established the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account") as a separate account under Connecticut insurance law on July 1, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix Life and Annuity Company. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix Life and Annuity Company.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

We do not guarantee the investment performance of the Separate Account nor any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. We redeem fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

   (A) + (B)
   ---------  -  (D) where:
      (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix Life and Annuity Company can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
This policy is nonparticipating and does not pay dividends.


REDUCTION IN CHARGES
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

>   the number of insureds,

>   total premiums expected to be paid,

>   total assets under management for the policyowner,

>   the nature of the relationship among individual insureds,

>   the purpose for which the policies are being purchased,

> where there is a preexisting relationship with us, such as being an employee of PLAC or its affiliates and their spouses; or employees or agents who retire from PLAC or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

> internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

> other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund, located at 101 Munson Street, Greenfield, MA 01301 reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 10 Krey Boulevard, East Greenbush, New York 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

============================================
YEAR ENDED DECEMBER 31,          FEE PAID
============================================
       2002                        N/A
--------------------------------------------
       2003                     $1.7 Million
--------------------------------------------
       2004                     $2.2 Million
============================================

UNDERWRITER AND SALES OF THE POLICIES
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06115. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.

PEPCO, an affiliate of PLAC, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PLAC. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.

Policies may be purchased from broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PLAC will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the policies, including the recruitment and training of personnel, production of promotional literature and similar services.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2004:

Value of hypothetical pre-existing account with exactly one
  unit at the beginning of the period:..............................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:..........................................$1.000288
Calculation:
  Ending account value .............................................$1.000288
  Less beginning account value .....................................$1.000000
  Net change in account value ......................................$0.000288
Base period return:
  (adjusted change/beginning account value).........................$0.000288
Current annual yield = return x (365/7) = ..............................1.50%
Effective annual yield = [(1 + return)(365/7)] - 1 = ...................1.51%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

================================================================================
       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004
================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                           SERIES                         INCEPTION DATE      1 YEAR       5 YEARS    10 YEARS      SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         5/1/1990       20.78%         -2.80%      7.68%           7.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                   12/15/1999        4.21%         -9.53%                     -8.39%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                        8/12/2002        2.12%                                    21.09%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             7/14/1997        9.84%         -3.77%                      4.27%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995       34.69%         23.82%                     17.08%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                      12/31/1982        4.97%        -11.69%      4.92%          11.79%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                     3/2/1998       10.48%         -1.32%                      4.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                     8/15/2000        9.69%                                    -7.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                 9/17/1984        7.46%          3.14%      9.34%          10.88%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                          3/2/1998       12.92%          3.44%                      7.42%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          10/8/1982        0.79%          2.53%      3.84%           5.40%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series            12/31/1982        6.84%          8.75%      9.02%           9.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series           6/2/2003        5.33%                                     5.26%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                        8/12/2002        5.26%                                     8.32%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 8/12/2002       25.68%                                    19.38%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            8/12/2002       15.86%                                    16.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                              12/15/1999        4.67%          0.01%                      0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  8/15/2000       10.04%                                   -17.41%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998       20.41%         17.42%                      8.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series            11/20/2000       22.67%                                    18.19%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998        6.72%         -4.63%                      5.03%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        1/29/1996        5.44%         -9.56%                      6.50%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            5/5/1993        6.63%         -6.51%      8.36%           9.00%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                            9/10/2001       13.82%                                    10.30%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  5/5/1993        5.77%         -7.19%      8.67%           9.03%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    1/25/1995        8.19%         -9.45%                     14.96%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II             3/28/1994        3.61%          6.56%      6.11%           5.91%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            3/1/1994       10.46%          4.77%      7.59%           6.61%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                  11/3/1997       15.34%          1.85%                      8.24%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                           11/3/1997        7.06%         -5.14%                      0.52%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                         11/3/1997        3.26%         -6.88%                      4.24%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                11/8/1996       12.63%          8.55%                      9.37%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                            5/11/1992       18.53%          0.92%      8.61%           9.27%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             3/15/1994       16.03%          4.59%      9.74%           9.27%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                        11/4/1997       14.89%         13.26%                      9.12%
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                    11/30/2001        7.89%                                    10.98%
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                 12/11/1989       12.65%          5.49%     12.77%          12.54%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                      9/15/1999       24.04%         18.12%                     16.72%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                5/1/2003      -10.67%                                    -6.93%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                5/7/1997       14.62%         -8.98%                      2.66%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                     5/1/2002       10.71%                                     4.19%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                        8/22/1997       19.07%         -4.81%                      1.71%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                            10/1/1997       10.59%         -2.58%                      4.60%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                        11/30/1999       -1.64%        -21.93%                    -18.23%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                   2/1/1999       24.34%          1.45%                     12.20%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                5/1/1995       30.27%         -1.04%                     16.49%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                 2/1/1999       19.31%         11.46%                     15.21%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 5/1/1995       18.33%          7.60%                     16.37%
-----------------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

       The Dow Jones Industrial Average(SM) (DJIA)
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       Standard & Poor's 500 Index(R) (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Forbes
       Fortune
       Consumer Reports
       Investor's Business Daily
       Financial Planning
       Financial Services Weekly
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.

VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


STATE REGULATION
--------------------------------------------------------------------------------


We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business. State regulation includes certain limitations on the investments we make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Separate Account.

REPORTS
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account (Corporate Edge) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Joseph P. DeCresce, Counsel and Brian Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided opinions on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

A N N U A L   R E P O R T

                                 Corporate Edge

                                   V a r i a b l e   U n i v e r s a l   L i f e




               P H O E N I X   L I F E   A N D   A N N U I T Y   V A R I A B L E
                                     U N I V E R S A L   L I F E   A C C O U N T
                                                               DECEMBER 31, 2004










                                [LOGO]PHOENIX(R)

                  L0268AR (C) 2005 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2004

                                                            PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP          BERNSTEIN
                                                          INTERNATIONAL          GROWTH            GROWTH          ENHANCED INDEX
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        73,115    $       181,525    $        20,067     $         8,651
                                                        =================  =================  =================   =================
     Investment at market                                $       107,828    $       121,871    $        21,684     $         7,293
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            107,828            121,871             21,684               7,293
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       107,828    $       121,871    $        21,684     $         7,293
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    28,739             73,407              4,575               2,836
                                                        =================  =================  =================   =================
Unit value                                               $      3.752026    $      1.660209    $      4.738955     $      2.569930
                                                        =================  =================  =================   =================


                                                                                                  PHOENIX-            PHOENIX
                                                         PHOENIX-DUFF &         PHOENIX-          ENGEMANN            ENGEMANN
                                                           PHELPS REAL          ENGEMANN         GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES    CAPITAL GROWTH        INCOME              GROWTH
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       148,502    $        28,025    $       265,922     $       157,269
                                                        =================  =================  =================   =================
     Investment at market                                $       190,553    $        30,758    $       317,425     $       216,910
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            190,553             30,758            317,425             216,910
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       190,553    $        30,758    $       317,425     $       216,910
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    29,313             11,726            101,338              83,186
                                                        =================  =================  =================   =================
Unit value                                               $      6.500640    $      2.622887    $      3.132341     $      2.607541
                                                        =================  =================  =================   =================


                                                             PHOENIX-                                                 PHOENIX-
                                                             ENGEMANN          PHOENIX-           PHOENIX-         GOODWIN MULTI-
                                                            STRATEGIC       ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                            ALLOCATION          EQUITY             MARKET              INCOME
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ----------------- -----------------  -----------------    -----------------
ASSETS
     Investment at cost                                  $       320,223    $       338,508    $     1,758,058     $       498,903
                                                        =================  =================  =================   =================
     Investment at market                                $       355,067    $       360,156    $     1,758,058     $       514,176
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            355,067            360,156          1,758,058             514,176
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       355,067    $       360,156    $     1,758,058     $       514,176
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   101,826            122,199            536,156             123,695
                                                        =================  =================  =================   =================
Unit value                                               $      3.486977    $      2.947304    $      3.279006     $      4.156817
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-1

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)

                                                                            PHOENIX-LAZARD                           PHOENIX-LORD
                                                         PHOENIX-KAYNE       INTERNATIONAL     PHOENIX-LAZARD        ABBETT BOND-
                                                        RISING DIVIDENDS     EQUITY SELECT     SMALL-CAP VALUE        DEBENTURE
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        60,298    $       139,217    $           243     $        49,153
                                                        =================  =================  =================   =================
     Investment at market                                $        66,360    $       179,819    $           335     $        49,302
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             66,360            179,819                335              49,302
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        66,360    $       179,819    $           335     $        49,302
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    18,276             41,611                 72              12,101
                                                        =================  =================  =================   =================
Unit value                                               $      3.630888    $      4.321451    $      4.666332     $      4.074090
                                                        =================  =================  =================   =================


                                                                                                                       PHOENIX-
                                                          PHOENIX-LORD        PHOENIX-LORD                             NORTHERN
                                                        ABBETT LARGE-CAP     ABBETT MID-CAP        PHOENIX-           NASDAQ-100
                                                              VALUE               VALUE        NORTHERN DOW 30         INDEX(R)
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       172,159    $       112,153    $       119,855     $        85,314
                                                        =================  =================  =================   =================
     Investment at market                                $       211,350    $       155,849    $       135,283     $        98,531
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            211,350            155,849            135,283              98,531
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       211,350    $       155,849    $       135,283     $        98,531
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    48,387             33,582             42,246              34,095
                                                        =================  =================  =================   =================
Unit value                                               $      4.367935    $      4.640873    $      3.202222     $      2.889789
                                                        =================  =================  =================   =================


                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                          BERNSTEIN MID-    BERNSTEIN SMALL-   PHOENIX-SENECA      PHOENIX-SENECA
                                                            CAP VALUE          CAP VALUE       MID-CAP GROWTH      STRATEGIC THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       217,143    $       630,906    $       539,169     $        27,568
                                                        =================  =================  =================   =================
     Investment at market                                $       265,620    $       803,718    $       569,281     $        13,181
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            265,620            803,718            569,281              13,181
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       265,620    $       803,718    $       569,281     $        13,181
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    50,588            155,872            314,604               8,825
                                                        =================  =================  =================   =================
Unit value                                               $      5.250625    $      5.156269    $      1.809515     $      1.493541
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-2

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                                                  ALGER AMERICAN
                                                       AIM V.I. CAPITAL   AIM V.I. MID-CAP    AIM V.I. PREMIER      LEVERAGED
                                                         APPRECIATION        CORE EQUITY           EQUITY             ALLCAP
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        99,359    $        37,207    $       102,660     $       347,593
                                                        =================  =================  =================   =================
     Investment at market                                $       123,101    $        36,297    $       117,034     $       410,722
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            123,101             36,297            117,034             410,722
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       123,101    $        36,297    $       117,034     $       410,722
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    42,167             35,672             44,743             213,013
                                                        =================  =================  =================   =================
Unit value                                               $      2.919380    $      1.017525    $      2.615708     $      1.928157
                                                        =================  =================  =================   =================


                                                          FEDERATED FUND     FEDERATED HIGH
                                                            FOR U.S.          INCOME BOND
                                                           GOVERNMENT          FUND II --                            VIP GROWTH
                                                          SECURITIES II      PRIMARY SHARES   VIP CONTRAFUND(R)     OPPORTUNITIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       469,995    $       127,833    $       186,467     $         4,274
                                                        =================  =================  =================   =================
     Investment at market                                $       471,288    $       141,815    $       216,408     $         4,542
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            471,288            141,815            216,408               4,542
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       471,288    $       141,815    $       216,408     $         4,542
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   127,021             34,715             55,326               1,468
                                                        =================  =================  =================   =================
Unit value                                               $      3.710299    $      4.085100    $      3.911515     $      3.094097
                                                        =================  =================  =================   =================


                                                                                                  TEMPLETON          TEMPLETON
                                                                             MUTUAL SHARES         FOREIGN             GROWTH
                                                            VIP GROWTH         SECURITIES         SECURITIES         SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       368,056    $       583,716    $       220,200     $       288,948
                                                        =================  =================  =================   =================
     Investment at market                                $       418,851    $       731,180    $       313,835     $       383,234
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            418,851            731,180            313,835             383,234
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       418,851    $       731,180    $       313,835     $       383,234
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   175,592            199,561             96,393             103,059
                                                        =================  =================  =================   =================
Unit value                                               $      2.385361    $      3.663940    $      3.255787     $      3.718569
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-3

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                                RYDEX VARIABLE       SCUDDER VIT
                                                         RYDEX VARIABLE      RYDEX VARIABLE      TRUST SECTOR       EAFE(R) EQUITY
                                                           TRUST JUNO          TRUST NOVA          ROTATION             INDEX
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $           703    $        13,046    $           685     $        95,673
                                                        =================  =================  =================   =================
     Investment at market                                $           635    $        16,749    $           831     $       104,272
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                                635             16,749                831             104,272
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $           635    $        16,749    $           831     $       104,272
                                                        =================  =================  =================   =================
Accumulation units outstanding                                       671             11,937                648              38,659
                                                        =================  =================  =================   =================
Unit value                                               $      0.946334    $      1.403098    $      1.285714     $      2.697211
                                                        =================  =================  =================   =================


                                                                                                   WANGER              WANGER
                                                          SCUDDER VIT                           INTERNATIONAL       INTERNATIONAL
                                                        EQUITY 500 INDEX       TECHNOLOGY          SELECT            SMALL CAP
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       717,791    $         7,553    $       115,150     $       106,881
                                                        =================  =================  =================   =================
     Investment at market                                $       897,195    $         2,166    $       158,633     $       171,307
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            897,195              2,166            158,633             171,307
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       897,195    $         2,166    $       158,633     $       171,307
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   254,765              2,845             53,198              53,186
                                                        =================  =================  =================   =================
Unit value                                               $      3.521662    $      0.761118    $      2.981940     $      3.220912
                                                        =================  =================  =================   =================


                                                                              WANGER U.S.
                                                                                SMALLER
                                                          WANGER SELECT        COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
ASSETS
     Investment at cost                                  $       208,524    $       192,971
                                                        =================  =================
     Investment at market                                $       285,379    $       302,138
                                                        -----------------  -----------------
         Total assets                                            285,379            302,138
LIABILITIES
     Accrued expenses                                                  -                  -
                                                        -----------------  -----------------
NET ASSETS                                               $       285,379    $       302,138
                                                        =================  =================
Accumulation units outstanding                                    60,692             70,245
                                                        =================  =================
Unit value                                               $      4.702104    $      4.301186
                                                        =================  =================




















                       See Notes to Financial Statements
                                      SA-4

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP          BERNSTEIN
                                                          INTERNATIONAL          GROWTH            GROWTH          ENHANCED INDEX
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,622    $           114    $             -     $           373
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -               (271)                 1                   3
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       2,622                385                 (1)                370
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   5,669             26,840              5,083             (15,271)
Net realized gain distribution from Fund                               -                  -                360                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 9,680            (12,671)              (250)             14,903
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     15,349             14,169              5,193                (368)
Net increase (decrease) in net assets resulting from
     operations                                          $        17,971    $        14,554    $         5,192     $             2
                                                        =================  =================  =================   =================


                                                                                                   PHOENIX-            PHOENIX
                                                         PHOENIX-DUFF &         PHOENIX-           ENGEMANN            ENGEMANN
                                                           PHELPS REAL          ENGEMANN          GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES    CAPITAL GROWTH         INCOME              GROWTH
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         3,823    $           293    $         3,476     $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                 (1)               (278)
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       3,823                293              3,477                 278
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  11,562              8,591              3,872                 (48)
Net realized gain distribution from Fund                          15,000                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                13,120             (6,338)            24,305              18,650
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     39,682              2,253             28,177              18,602
Net increase (decrease) in net assets resulting from
     operations                                          $        43,505    $         2,546    $        31,654     $        18,880
                                                        =================  =================  =================   =================


                                                             PHOENIX-                                                  PHOENIX-
                                                             ENGEMANN           PHOENIX-           PHOENIX-         GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                            ALLOCATION           EQUITY             MARKET              INCOME
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         9,108    $         2,037    $        15,552     $        23,914
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                           (207)                (2)                 6                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       9,315              2,039             15,546              23,914
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   7,425              1,406                  -              (1,284)
Net realized gain distribution from Fund                           8,939                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,717             30,103                  -               6,201
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     18,081             31,509                  -               4,917
Net increase (decrease) in net assets resulting from
     operations                                          $        27,396    $        33,548    $        15,546     $        28,831
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-5

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                             PHOENIX-
                                                          GOODWIN MULTI-                        PHOENIX-KAYNE      PHOENIX-LAZARD
                                                           SECTOR SHORT      PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                            TERM BOND       RISING DIVIDENDS    QUALITY VALUE       EQUITY SELECT
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $            33    $           898    $             -     $         1,934
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                          33                898                  -               1,934
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      (3)                 -                989               8,925
Net realized gain distribution from Fund                               -                  -                  -                 984
Net change in unrealized appreciation (depreciation)
     on investment                                                    15              2,011               (420)             14,387
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                         12              2,011                569              24,296
Net increase (decrease) in net assets resulting from
     operations                                          $            45    $         2,909    $           569     $        26,230
                                                        =================  =================  =================   =================


                                                                             PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD     ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE             VALUE               VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $         2,257    $         1,524     $           659
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                           -              2,257              1,524                 659
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,593              1,947              2,227               2,197
Net realized gain distribution from Fund                              27                642                870                 907
Net change in unrealized appreciation (depreciation)
     on investment                                                (1,220)            (1,515)            20,532              25,798
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        400              1,074             23,629              28,902
Net increase (decrease) in net assets resulting from
     operations                                          $           400    $         3,331    $        25,153     $        29,561
                                                        =================  =================  =================   =================


                                                                                PHOENIX-
                                                                                NORTHERN       PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            PHOENIX-           NASDAQ-100       BERNSTEIN MID-     BERNSTEIN SMALL-
                                                         NORTHERN DOW 30        INDEX(R)          CAP VALUE           CAP VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,177    $           539    $           400     $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       2,177                539                400                  (1)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   3,257               (739)               279                  72
Net realized gain distribution from Fund                               -                  -             18,223              64,629
Net change in unrealized appreciation (depreciation)
     on investment                                                   424              6,054             25,402              85,227
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      3,681              5,315             43,904             149,928
Net increase (decrease) in net assets resulting from
     operations                                          $         5,858    $         5,854    $        44,304     $       149,927
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-6

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                         PHOENIX-SENECA     PHOENIX-SENECA    AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                         MID-CAP GROWTH     STRATEGIC THEME     APPRECIATION         CORE EQUITY
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             -    $             -     $            53
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                             (2)                 4                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                           2                 (4)                 -                  53
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   2,219             (7,349)               810                   -
Net realized gain distribution from Fund                               -                  -                  -               1,562
Net change in unrealized appreciation (depreciation)
     on investment                                                35,148             15,648              7,412                (910)
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     37,367              8,299              8,222                 652
Net increase (decrease) in net assets resulting from
     operations                                          $        37,369    $         8,295    $         8,222     $           705
                                                        =================  =================  =================   =================


                                                                                                FEDERATED FUND     FEDERATED HIGH
                                                                            ALGER AMERICAN        FOR U.S.          INCOME BOND
                                                         AIM V.I. PREMIER      LEVERAGED         GOVERNMENT          FUND II --
                                                              EQUITY             ALLCAP         SECURITIES II      PRIMARY SHARES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           529    $             -    $        21,546     $        10,104
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                  (1)
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         529                  -             21,546              10,105
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       5             (4,713)            (3,340)               (732)
Net realized gain distribution from Fund                               -                  -              2,516                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 5,909             34,488             (3,779)              3,921
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      5,914             29,775             (4,603)              3,189
Net increase (decrease) in net assets resulting from
     operations                                          $         6,443    $        29,775    $        16,943     $        13,294
                                                        =================  =================  =================   =================


                                                                              VIP GROWTH                            MUTUAL SHARES
                                                         VIP CONTRAFUND(R)   OPPORTUNITIES       VIP GROWTH          SECURITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           319    $            17    $           755     $         5,207
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -               (785)                 (1)
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         319                 17              1,540               5,208
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   7,925              3,272             34,636               9,709
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                13,293             (2,388)           (24,372)             71,089
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     21,218                884             10,264              80,798
Net increase (decrease) in net assets resulting from
     operations                                          $        21,537    $           901    $        11,804    $         86,006
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-7

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                            TEMPLETON          TEMPLETON
                                                             FOREIGN             GROWTH        RYDEX VARIABLE       RYDEX VARIABLE
                                                            SECURITIES         SECURITIES        TRUST JUNO           TRUST NOVA
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         3,173    $         3,599    $             -     $             8
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       3,173              3,599                  -                   8
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  10,236              2,591               (211)                992
Net realized gain distribution from Fund                               -                  -                  7                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                40,443             44,770                (28)              1,420
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     50,679             47,361               (232)              2,412
Net increase (decrease) in net assets resulting from
     operations                                          $        53,852    $        50,960    $          (232)    $         2,420
                                                        =================  =================  =================   =================


                                                          RYDEX VARIABLE      SCUDDER VIT
                                                           TRUST SECTOR      EAFE(R) EQUITY      SCUDDER VIT
                                                             ROTATION            INDEX         EQUITY 500 INDEX       TECHNOLOGY
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $         2,773    $         8,737     $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  1                  -                  (2)
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                           -              2,772              8,737                   2
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     619              3,729             46,660             (24,125)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                  (302)            10,100             37,223              21,082
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        317             13,829             83,883              (3,043)
Net increase (decrease) in net assets resulting from
     operations                                          $           317    $        16,601    $        92,620     $        (3,041)
                                                        =================  =================  =================   =================





















                       See Notes to Financial Statements
                                      SA-8

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                             WANGER             WANGER                               WANGER U.S.
                                                          INTERNATIONAL      INTERNATIONAL                            SMALLER
                                                             SELECT           SMALL CAP         WANGER SELECT        COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           386    $         1,510    $             -     $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         386              1,510                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   7,009             20,839              1,313              12,543
Net realized gain distribution from Fund                               -                  -                186                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                19,410             23,497             37,264              40,458
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     26,419             44,336             38,763              53,001
Net increase (decrease) in net assets resulting from
     operations                                          $        26,805    $        45,846    $        38,763     $        53,001
                                                        =================  =================  =================   =================




















Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.


                       See Notes to Financial Statements
                                      SA-9

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                            PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP          BERNSTEIN
                                                          INTERNATIONAL          GROWTH            GROWTH          ENHANCED INDEX
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         2,622    $           385    $            (1)    $           370
         Net realized gain (loss)                                  5,669             26,840              5,443             (15,271)
         Net change in unrealized appreciation
            (depreciation) on investment                           9,680            (12,671)              (250)             14,903
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       17,971             14,554              5,192                   2
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     18,726             43,614                  -                   -
         Participant transfers                                     3,898 (d)             78            (28,503)             (6,555)
         Participant withdrawals                                 (32,894)          (710,622)           (14,158)            (66,961)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (10,270)          (666,930)           (42,661)            (73,516)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            7,701           (652,376)           (37,469)            (73,514)
NET ASSETS
     Beginning of period                                         100,127            774,247             59,153              80,807
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       107,828    $       121,871    $        21,684     $         7,293
                                                        =================  =================  =================   =================


                                                                                                  PHOENIX-            PHOENIX
                                                         PHOENIX-DUFF &        PHOENIX-           ENGEMANN            ENGEMANN
                                                           PHELPS REAL         ENGEMANN          GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES   CAPITAL GROWTH         INCOME              GROWTH
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         3,823    $           293    $         3,477     $           278
         Net realized gain (loss)                                 26,562              8,591              3,872                 (48)
         Net change in unrealized appreciation
            (depreciation) on investment                          13,120             (6,338)            24,305              18,650
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       43,505              2,546             31,654              18,880
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -              3,279                  -                   -
         Participant transfers                                   (21,754)           (52,838)            27,824 (b)          17,001
         Participant withdrawals                                 (31,324)           (21,571)            (9,482)            (19,981)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (53,078)           (71,130)            18,342              (2,980)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (9,573)           (68,584)            49,996              15,900
NET ASSETS
     Beginning of period                                         200,126             99,342            267,429             201,010
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       190,553    $        30,758    $       317,425     $       216,910
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-10

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                             PHOENIX-                                                PHOENIX-
                                                             ENGEMANN          PHOENIX-           PHOENIX-       GOODWIN MULTI-
                                                            STRATEGIC       ENGEMANN VALUE     GOODWIN MONEY      SECTOR FIXED
                                                            ALLOCATION          EQUITY             MARKET            INCOME
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         9,315    $         2,039    $        15,546   $        23,914
         Net realized gain (loss)                                 16,364              1,406                  -            (1,284)
         Net change in unrealized appreciation
            (depreciation) on investment                           1,717             30,103                  -             6,201
                                                        -----------------  -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       27,396             33,548             15,546            28,831
                                                        -----------------  -----------------  ----------------- -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     37,470             18,777                  -            46,890
         Participant transfers                                   (62,655)           252,269 (c)       (563,462)          315,040 (a)
         Participant withdrawals                                 (24,669)           (37,712)        (1,286,113)          (70,177)
                                                        -----------------  -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (49,854)           233,334         (1,849,575)          291,753
                                                        -----------------  -----------------  ----------------- -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (22,458)           266,882         (1,834,029)          320,584
NET ASSETS
     Beginning of period                                         377,525             93,274          3,592,087           193,592
                                                        -----------------  -----------------  ----------------- -----------------
     End of period                                       $       355,067    $       360,156    $     1,758,058   $       514,176
                                                        =================  =================  ================= =================


                                                             PHOENIX-
                                                          GOODWIN MULTI-                        PHOENIX-KAYNE     PHOENIX-LAZARD
                                                           SECTOR SHORT      PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                            TERM BOND       RISING DIVIDENDS    QUALITY VALUE      EQUITY SELECT
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $            33    $           898    $             -   $         1,934
         Net realized gain (loss)                                     (3)                 -                989             9,909
         Net change in unrealized appreciation
            (depreciation) on investment                              15              2,011               (420)           14,387
                                                        -----------------  -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from operations                                           45              2,909                569            26,230
                                                        -----------------  -----------------  ----------------- -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          7             15,991                  -                 -
         Participant transfers                                    (3,371)             2,338             (3,239)          (33,650)
         Participant withdrawals                                     (69)                 -             (1,017)          (23,554)
                                                        -----------------  -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         (3,433)            18,329             (4,256)          (57,204)
                                                        -----------------  -----------------  ----------------- -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (3,388)            21,238             (3,687)          (30,974)
NET ASSETS
     Beginning of period                                           3,388             45,122              3,687           210,793
                                                        -----------------  -----------------  ----------------- -----------------
     End of period                                       $             -    $        66,360    $             -   $       179,819
                                                        =================  =================  ================= =================


                       See Notes to Financial Statements
                                      SA-11

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                                              PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD      ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE       DEBENTURE             VALUE               VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $             -    $         2,257    $         1,524     $           659
         Net realized gain (loss)                                  1,620              2,589              3,097               3,104
         Net change in unrealized appreciation
            (depreciation) on investment                          (1,220)            (1,515)            20,532              25,798
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                          400              3,331             25,153              29,561
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -                  -                934              29,733
         Participant transfers                                    (3,401)           (47,411)            12,054             (15,675)
         Participant withdrawals                                  (4,267)            (5,163)           (17,454)             (7,590)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         (7,668)           (52,574)            (4,466)              6,468
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (7,268)           (49,243)            20,687              36,029
NET ASSETS
     Beginning of period                                           7,603             98,545            190,663             119,820
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $           335    $        49,302    $       211,350     $       155,849
                                                        =================  =================  =================   =================


                                                                                PHOENIX-
                                                                                NORTHERN       PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            PHOENIX-           NASDAQ-100       BERNSTEIN MID-     BERNSTEIN SMALL-
                                                         NORTHERN DOW 30        INDEX(R)          CAP VALUE           CAP VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         2,177    $           539    $           400     $            (1)
         Net realized gain (loss)                                  3,257               (739)            18,502              64,701
         Net change in unrealized appreciation
            (depreciation) on investment                             424              6,054             25,402              85,227
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        5,858              5,854             44,304             149,927
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -              8,016             13,392              50,273
         Participant transfers                                   (36,798)               828             12,194              16,170
         Participant withdrawals                                  (5,503)            (3,619)            (6,229)            (25,433)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (42,301)             5,225             19,357              41,010
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (36,443)            11,079             63,661             190,937
NET ASSETS
     Beginning of period                                         171,726             87,452            201,959             612,781
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       135,283    $        98,531    $       265,620     $       803,718
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-12

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                         PHOENIX-SENECA     PHOENIX-SENECA    AIM V.I. CAPITAL  AIM V.I. MID-CAP
                                                         MID-CAP GROWTH     STRATEGIC THEME     APPRECIATION       CORE EQUITY
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(1)
                                                        -----------------  -----------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $             2    $            (4)   $             -   $            53
         Net realized gain (loss)                                  2,219             (7,349)               810             1,562
         Net change in unrealized appreciation
            (depreciation) on investment                          35,148             15,648              7,412              (910)
                                                        -----------------  -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       37,369              8,295              8,222               705
                                                        -----------------  -----------------  ----------------- -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      9,131             15,260                279                 -
         Participant transfers                                   (10,027)                38             (2,966)           35,607 (e)
         Participant withdrawals                                 (39,527)          (352,331)            (4,287)              (15)
                                                        -----------------  -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (40,423)          (337,033)            (6,974)           35,592
                                                        -----------------  -----------------  ----------------- -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (3,054)          (328,738)             1,248            36,297
NET ASSETS
     Beginning of period                                         572,335            341,919            121,853                 -
                                                        -----------------  -----------------  ----------------- -----------------
     End of period                                       $       569,281    $        13,181    $       123,101   $        36,297
                                                        =================  =================  ================= =================


                                                                                               FEDERATED FUND    FEDERATED HIGH
                                                                            ALGER AMERICAN        FOR U.S.         INCOME BOND
                                                        AIM V.I. PREMIER      LEVERAGED         GOVERNMENT         FUND II --
                                                             EQUITY             ALLCAP         SECURITIES II     PRIMARY SHARES
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           529    $             -    $        21,546   $        10,105
         Net realized gain (loss)                                      5             (4,713)              (824)             (732)
         Net change in unrealized appreciation
            (depreciation) on investment                           5,909             34,488             (3,779)            3,921
                                                        -----------------  -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        6,443             29,775             16,943            13,294
                                                        -----------------  -----------------  ----------------- -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      9,259             32,234                  -                 -
         Participant transfers                                    15,584             (2,306)            (9,801)           (1,656)
         Participant withdrawals                                  (1,425)           (40,772)           (12,410)           (5,682)
                                                        -----------------  -----------------  ----------------- -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         23,418            (10,844)           (22,211)           (7,338)
                                                        -----------------  -----------------  ----------------- -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           29,861             18,931             (5,268)            5,956
NET ASSETS
     Beginning of period                                          87,173            391,791            476,556           135,859
                                                        -----------------  -----------------  ----------------- -----------------
     End of period                                       $       117,034    $       410,722    $       471,288   $       141,815
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-13

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                                              VIP GROWTH                           MUTUAL SHARES
                                                        VIP CONTRAFUND(R)    OPPORTUNITIES       VIP GROWTH          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           319    $            17    $         1,540     $         5,208
         Net realized gain (loss)                                  7,925              3,272             34,636               9,709
         Net change in unrealized appreciation
            (depreciation) on investment                          13,293             (2,388)           (24,372)             71,089
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       21,537                901             11,804              86,006
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      3,896              1,396                  -                   -
         Participant transfers                                    82,795            (38,078)            29,516             (27,543)
         Participant withdrawals                                  (8,908)            (3,673)           (50,081)            (23,566)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         77,783            (40,355)           (20,565)            (51,109)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           99,320            (39,454)            (8,761)             34,897
NET ASSETS
     Beginning of period                                         117,088             43,996            427,612             696,283
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       216,408    $         4,542    $       418,851     $       731,180
                                                        =================  =================  =================   =================


                                                            TEMPLETON          TEMPLETON
                                                             FOREIGN             GROWTH        RYDEX VARIABLE      RYDEX VARIABLE
                                                            SECURITIES         SECURITIES        TRUST JUNO          TRUST NOVA
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         3,173    $         3,599    $             -     $             8
         Net realized gain (loss)                                 10,236              2,591               (204)                992
         Net change in unrealized appreciation
            (depreciation) on investment                          40,443             44,770                (28)              1,420
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       53,852             50,960               (232)              2,420
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -                  -                 28                 778
         Participant transfers                                   (36,825)            24,794                  -                   -
         Participant withdrawals                                 (49,782)            (9,391)            (6,945)             (8,424)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (86,607)            15,403             (6,917)             (7,646)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (32,755)            66,363             (7,149)             (5,226)
NET ASSETS
     Beginning of period                                         346,590            316,871              7,784              21,975
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       313,835    $       383,234    $           635     $        16,749
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements
                                      SA-14

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                         RYDEX VARIABLE      SCUDDER VIT
                                                          TRUST SECTOR      EAFE(R) EQUITY      SCUDDER VIT
                                                            ROTATION            INDEX         EQUITY 500 INDEX       TECHNOLOGY
                                                           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $             -    $         2,772    $         8,737     $             2
         Net realized gain (loss)                                    619              3,729             46,660             (24,125)
         Net change in unrealized appreciation
            (depreciation) on investment                            (302)            10,100             37,223              21,082
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                          317             16,601             92,620              (3,041)
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                         28              1,434                  -                  25
         Participant transfers                                         -             (2,922)          (181,959)                  -
         Participant withdrawals                                  (7,781)           (35,898)                 -             (19,591)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         (7,753)           (37,386)          (181,959)            (19,566)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (7,436)           (20,785)           (89,339)            (22,607)
NET ASSETS
     Beginning of period                                           8,267            125,057            986,534              24,773
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $           831    $       104,272    $       897,195     $         2,166
                                                        =================  =================  =================   =================






















                       See Notes to Financial Statements
                                      SA-15

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                             WANGER             WANGER                                WANGER U.S.
                                                          INTERNATIONAL      INTERNATIONAL                             SMALLER
                                                             SELECT           SMALL CAP         WANGER SELECT         COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           386    $         1,510    $             -     $             -
         Net realized gain (loss)                                  7,009             20,839              1,499              12,543
         Net change in unrealized appreciation
            (depreciation) on investment                          19,410             23,497             37,264              40,458
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       26,805             45,846             38,763              53,001
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                         40              3,558             16,663              17,472
         Participant transfers                                    39,359            (30,749)            50,579             (72,735)
         Participant withdrawals                                 (26,617)           (52,402)           (12,603)            (29,817)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         12,782            (79,593)            54,639             (85,080)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           39,587            (33,747)            93,402             (32,079)
NET ASSETS
     Beginning of period                                         119,046            205,054            191,977             334,217
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       158,633    $       171,307    $       285,379     $       302,138
                                                        =================  =================  =================   =================















Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(d) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.


                       See Notes to Financial Statements
                                      SA-16

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                            PHOENIX-                          PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                            ABERDEEN         PHOENIX-AIM         BERNSTEIN            BERNSTEIN
                                                          INTERNATIONAL     MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,413     $            -    $           786     $           315
     Net realized gain (loss)                                        246                  4               (434)                  2
     Net change in unrealized appreciation (depreciation)
         on investments                                           25,130              4,716             16,365               5,883
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            26,789              4,720             16,717               6,200
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         19,374              3,731                  -              54,926
     Participant transfers                                        50,358 +           14,975             (7,208)             25,429
     Participant withdrawals                                      (2,258)              (473)            (2,988)               (923)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            67,474             18,233            (10,196)             79,432
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        94,263             22,953              6,521              85,632
NET ASSETS
     Beginning of period                                           5,864              9,789             74,286                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       100,127    $        32,742    $        80,807     $        85,632
                                                        =================  =================  =================   =================


                                                                                                 PHOENIX-
                                                         PHOENIX-DUFF &        PHOENIX-        ENGEMANN SMALL         PHOENIX-
                                                          PHELPS REAL          ENGEMANN         & MID-CAP          GOODWIN MONEY
                                                        ESTATE SECURITIES   CAPITAL GROWTH        GROWTH               MARKET
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         3,927    $            45    $             -     $        21,461
     Net realized gain (loss)                                      5,548                223               (102)                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                           27,976             13,911             40,934                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            37,451             14,179             40,832              21,461
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         77,206              3,294            107,200           2,614,271
     Participant transfers                                        47,270             50,514             13,759          (1,454,525)
     Participant withdrawals                                        (786)            (9,753)            (1,154)         (1,055,564)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           123,690             44,055            119,805             104,182
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       161,141             58,234            160,637             125,643
NET ASSETS
     Beginning of period                                          38,985             41,108             40,373           3,466,444
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       200,126    $        99,342    $       201,010     $     3,592,087
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements
                                      SA-17

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                            PHOENIX-           PHOENIX-
                                                         GOODWIN MULTI-     GOODWIN MULTI-
                                                          SECTOR FIXED       SECTOR SHORT       PHOENIX-JANUS       PHOENIX-KAYNE
                                                             INCOME           TERM BOND        FLEXIBLE INCOME     RISING DIVIDENDS
                                                           SUBACCOUNT        SUBACCOUNT(7)       SUBACCOUNT         SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         9,486    $            44    $        18,705     $           228
     Net realized gain (loss)                                          8                  -             12,923                 282
     Net change in unrealized appreciation (depreciation)
         on investments                                            8,213                (15)            (2,015)              4,051
                                                        -----------------  -----------------  -----------------   -----------------
    Net increase (decrease) resulting from operations             17,707                 29             29,613               4,561
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         41,483                  -            213,735               8,052
     Participant transfers                                        59,913              3,371             35,509              32,509
     Participant withdrawals                                      (1,361)               (12)           (55,568)                  -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           100,035              3,359            193,676              40,561
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       117,742              3,388            223,289              45,122
NET ASSETS
     Beginning of period                                          75,850                  -            417,863                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       193,592    $         3,388    $       641,152     $        45,122
                                                        =================  =================  =================   =================


                                                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD
                                                          QUALITY VALUE      EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP
                                                          SUBACCOUNT(5)      SUBACCOUNT(3)       SUBACCOUNT(4)       SUBACCOUNT(4)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $            27    $         1,064     $            6     $             -
     Net realized gain (loss)                                        (23)               270                 70                  76
     Net change in unrealized appreciation (depreciation)
         on investments                                              420             26,215              1,312                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               424             27,549              1,388                  76
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                             25             57,683              3,301                 678
     Participant transfers                                         3,241            125,561              2,914                (754)
     Participant withdrawals                                          (3)                 -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             3,263            183,244              6,215                 (76)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         3,687            210,793              7,603                   -
NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $         3,687    $       210,793    $         7,603     $             -
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements
                                      SA-18

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                           PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                           ABBETT BOND-     ABBETT LARGE-CAP    ABBETT MID-CAP    INVESTORS GROWTH
                                                            DEBENTURE           VALUE               VALUE             STOCK
                                                          SUBACCOUNT(5)      SUBACCOUNT(3)        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,360    $           736    $           500     $            (1)
     Net realized gain (loss)                                        815                383                617               3,845
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,664             18,659             17,858             100,353
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             3,839             19,778             18,975             104,197
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         91,014             25,191             32,252             233,035
     Participant transfers                                         4,525            145,955             66,155              14,362++
     Participant withdrawals                                        (833)              (261)              (529)            (75,203)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            94,706            170,885             97,878             172,194
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        98,545            190,663            116,853             276,391
NET ASSETS
     Beginning of period                                               -                  -              2,967             497,856
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        98,545    $       190,663    $       119,820     $       774,247
                                                        =================  =================  =================   =================


                                                                                                                  PHOENIX-NORTHERN
                                                          PHOENIX-MFS         PHOENIX-MFS     PHOENIX-NORTHERN       NASDAQ-100
                                                         INVESTORS TRUST         VALUE             DOW 30             INDEX(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $            77    $         2,563    $         1,490     $             -
     Net realized gain (loss)                                          6                 (4)               877               4,614
     Net change in unrealized appreciation (depreciation)
         on investments                                            2,041             32,143             22,191              18,400
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             2,124             34,702             24,558              23,014
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         10,564             25,485            103,687              55,022
     Participant transfers                                             -             35,648             (2,289)            (32,954)
     Participant withdrawals                                        (325)            (2,704)            (3,417)             (2,775)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            10,239             58,429             97,981              19,293
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        12,363             93,131            122,539              42,307
NET ASSETS
     Beginning of period                                           4,931            118,852             49,187              45,145
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        17,294    $       211,983    $       171,726     $        87,452
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements
                                      SA-19

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                                                                                   PHOENIX-SANFORD
                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST   PHOENIX-OAKHURST        BERNSTEIN
                                                           GROWTH AND         STRATEGIC            VALUE                GLOBAL
                                                             INCOME           ALLOCATION          EQUITY                VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  ----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,531    $         6,872    $           610     $           122
     Net realized gain (loss)                                         19                406                 54                   9
     Net change in unrealized appreciation (depreciation)
         on investments                                           31,235             41,208             14,380               2,025
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            32,785             48,486             15,044               2,156
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        145,343             51,040             20,298               5,601
     Participant transfers                                        69,999            150,944                464                  (6)
     Participant withdrawals                                           -             (4,421)            (2,877)               (271)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           215,342            197,563             17,885               5,324
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       248,127            246,049             32,929               7,480
NET ASSETS
     Beginning of period                                          19,302            131,476             60,345               2,283
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       267,429    $       377,525    $        93,274     $         9,763
                                                        =================  =================  =================   =================


                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA       PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP             STRATEGIC
                                                              VALUE              VALUE             GROWTH                THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           312    $            (1)    $          (1)     $             -
     Net realized gain (loss)                                      6,399             10,952              1,468               5,426
     Net change in unrealized appreciation (depreciation)
         on investments                                           47,758            171,560            109,243              71,485
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            54,469            182,511            110,710              76,911
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         25,592             69,302            115,567              98,131
     Participant transfers                                         2,217            (18,669)           (15,980)             (4,566)
     Participant withdrawals                                      (3,486)           (10,467)           (10,744)            (33,832)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            24,323             40,166             88,843              59,733
                                                        -----------------  -----------------  -----------------   -----------------
    Net increase (decrease) in net assets                         78,792            222,677            199,553             136,644
NET ASSETS
     Beginning of period                                         123,167            390,104            372,782             205,275
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       201,959    $       612,781    $       572,335     $       341,919
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements
                                      SA-20

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                          PHOENIX-STATE
                                                         STREET RESEARCH                          AIM V.I.          ALGER AMERICAN
                                                            SMALL-CAP      AIM V.I. CAPITAL       PREMIER              LEVERAGED
                                                              GROWTH         APPRECIATION          EQUITY                ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $             1    $             -    $           225     $            (4)
     Net realized gain (loss)                                      3,205                  4              2,332              (4,310)
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,895             17,770             15,884              82,611
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             5,101             17,774             18,441              78,297
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         32,754             10,698             44,224              83,101
     Participant transfers                                        19,439             72,861            (22,577)             42,155
     Participant withdrawals                                        (156)              (798)            (1,176)             (6,269)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            52,037             82,761             20,471             118,987
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        57,138            100,535             38,912             197,284
NET ASSETS

     Beginning of period                                           2,015             21,318             48,261             194,507
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        59,153    $       121,853    $        87,173     $       391,791
                                                        =================  =================  =================   =================


                                                         FEDERATED FUND     FEDERATED HIGH
                                                             FOR U.S.        INCOME BOND
                                                            GOVERNMENT         FUND II --           VIP              VIP GROWTH
                                                          SECURITIES II     PRIMARY SHARES      CONTRAFUND(R)       OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         6,208    $         3,497    $           233     $            24
     Net realized gain (loss)                                       (454)                20              3,290                 159
     Net change in unrealized appreciation (depreciation)
         on investments                                             (311)            10,751             18,348               2,662
                                                        -----------------  -----------------  -----------------   -----------------
    Net increase (decrease) resulting from operations              5,443             14,268             21,871               2,845
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        130,724             73,607             30,935               1,796
     Participant transfers                                       197,980             10,521             10,620              38,377
     Participant withdrawals                                      (4,372)            (2,281)            (4,139)             (2,242)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           324,332             81,847             37,416              37,931
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       329,775             96,115             59,287              40,776
NET ASSETS
     Beginning of period                                         146,781             39,744             57,801               3,220
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       476,556    $       135,859    $       117,088     $        43,996
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements
                                      SA-21

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                   TEMPLETON         TEMPLETON
                                                               VIP            MUTUAL SHARES         FOREIGN            GROWTH
                                                             GROWTH            SECURITIES         SECURITIES         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           643    $         4,855    $         2,066     $         1,701
     Net realized gain (loss)                                       (543)              (606)               515                 (92)
     Net change in unrealized appreciation (depreciation)
         on investments                                           91,220            116,692             59,154              54,903
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            91,320            120,941             61,735              56,512
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS

     Participant deposits                                         62,520            179,122            172,592             169,499
     Participant transfers                                          (768)            20,034             13,473              29,036
     Participant withdrawals                                     (11,582)           (14,388)            (3,683)             (2,300)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            50,170            184,768            182,382             196,235
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       141,490            305,709            244,117             252,747
NET ASSETS
     Beginning of period                                         286,122            390,574            102,473              64,124
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       427,612    $       696,283    $       346,590     $       316,871
                                                        =================  =================  =================   =================


                                                                                                RYDEX VARIABLE      SCUDDER VIT
                                                         RYDEX VARIABLE     RYDEX VARIABLE       TRUST SECTOR      EAFE(R) EQUITY
                                                           TRUST JUNO         TRUST NOVA           ROTATION            INDEX
                                                          SUBACCOUNT(6)      SUBACCOUNT(6)       SUBACCOUNT(6)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $             -    $             -    $             -     $        29,584
     Net realized gain (loss)                                          2                  1                  -             (26,194)
     Net change in unrealized appreciation (depreciation)
         on investments                                              (40)             2,283                448              22,880
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               (38)             2,284                448              26,270
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          5,731              5,731              5,731              36,992
     Participant transfers                                         2,111             14,164              2,111               7,106
     Participant withdrawals                                         (20)              (204)               (23)             (1,821)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             7,822             19,691              7,819              42,277
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         7,784             21,975              8,267              68,547
NET ASSETS
     Beginning of period                                               -                  -                  -              56,510
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $         7,784    $        21,975    $         8,267     $       125,057
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                                                                                       WANGER
                                                            SCUDDER VIT                        WANGER FOREIGN       INTERNATIONAL
                                                         EQUITY 500 INDEX     TECHNOLOGY            FORTY             SMALL CAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         5,118    $             -    $           266     $           212
     Net realized gain (loss)                                     95,343             (1,360)               220                  (9)
     Net change in unrealized appreciation (depreciation)
         on investments                                          180,443              8,691             33,956              54,077
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           280,904              7,331             34,442              54,280
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        175,873              7,699             15,106              28,688
     Participant transfers                                        64,195            (10,418)                15              65,912
     Participant withdrawals                                    (573,596)              (527)            (3,609)             (2,512)
                                                        -----------------  -----------------  -----------------   -----------------
      Net increase (decrease) in net assets resulting
         from participant transactions                          (333,528)            (3,246)            11,512              92,088
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       (52,624)             4,085             45,954             146,368
NET ASSETS
     Beginning of period                                       1,039,158             20,688             73,092              58,686
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       986,534    $        24,773    $       119,046     $       205,054
                                                        =================  =================  =================   =================


                                                                               WANGER U.S.
                                                                                SMALLER
                                                          WANGER TWENTY        COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            -    $            (1)
     Net realized gain (loss)                                        177                595
     Net change in unrealized appreciation (depreciation)
         on investments                                           37,940             82,014
                                                        -----------------  -----------------
     Net increase (decrease) resulting from operations            38,117             82,608
                                                        -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         43,439             55,942
     Participant transfers                                         5,593             51,311
     Participant withdrawals                                      (4,673)            (6,075)
                                                        -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            44,359            101,178
                                                        -----------------  -----------------
     Net increase (decrease) in net assets                        82,476            183,786
NET ASSETS
     Beginning of period                                         109,501            150,431
                                                        -----------------  -----------------
     End of period                                       $       191,977    $       334,217
                                                        =================  =================


+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.

++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1)  From inception January 14, 2003 to December 31, 2003.
(2)  From inception January 16, 2003 to December 31, 2003.
(3)  From inception March 21, 2003 to December 31, 2003.
(4)  From inception April 22, 2003 to December 31, 2003.
(5)  From inception May 19, 2003 to December 31, 2003.
(6)  From inception July 8, 2003 to December 31, 2003.
(7)  From inception December 9, 2003 to December 31, 2003.


                        See Notes to Financial Statements

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The Phoenix Life and Annuity Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Life and Annuity Company ("PLAC"). PLAC is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established July 1, 1996. The Account is used to fund benefits for variable life products issued by Phoenix, including Corporate Edge (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholder also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather than
(formerly, Phoenix-MFS Investors Growth Stock Series)   current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap      Long-term capital growth
Growth Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
(formerly, Phoenix-Oakhurst Strategic Allocation        High total return over an extended period of time consistent
Series)                                                 with prudent investment risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit changes
Phoenix-Goodwin Multi-Sector Short Term Bond Series     in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------------------------------------------------------------------------

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt instrument.
                                                        The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                          specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the
                                                        "underlying index").
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                   EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Select                                           Long-term growth of capital
(formerly, Wanger Twenty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PLAC and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:


SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                           $             33,154                   $           40,802
      Phoenix-AIM Growth Series                                                     70,151                              736,696
      Phoenix-Alger Small-Cap Growth Series                                          8,957                               51,259
      Phoenix-Alliance/Bernstein Enhanced Index Series                                 375                               73,521
      Phoenix-Duff & Phelps Real Estate Securities Series                           97,885                              132,140
      Phoenix-Engemann Capital Growth Series                                         3,520                               74,357
      Phoenix-Engemann Growth and Income Series                                     96,977                               75,158
      Phoenix-Engemann Small-Cap Growth Series                                      46,708                               49,410
      Phoenix-Engemann Strategic Allocation Series                                 137,894                              169,494
      Phoenix-Engemann Value Equity Series                                         280,248                               44,875
      Phoenix-Goodwin Money Market Series                                        1,050,346                            2,884,376
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             450,309                              134,642
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                               34                                3,434
      Phoenix-Kayne Rising Dividends Series                                         19,227                                    -
      Phoenix-Kayne Small-Cap Quality Value Series                                   6,430                               10,686
      Phoenix-Lazard International Equity Select Series                             46,999                              101,285
      Phoenix-Lazard Small-Cap Value Series                                             27                                7,668
      Phoenix-Lord Abbett Bond-Debenture Series                                     52,481                              102,156
      Phoenix-Lord Abbett Large-Cap Value Series                                    76,649                               78,721
      Phoenix-Lord Abbett Mid-Cap Value Series                                      33,442                               25,408
      Phoenix-Northern Dow 30 Series                                                16,990                               57,114
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   48,644                               42,880
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                51,353                               13,373
      Phoenix-Sanford Bernstein Small-Cap Value Series                             129,507                               23,869
      Phoenix-Seneca Mid-Cap Growth Series                                          70,444                              110,865
      Phoenix-Seneca Strategic Theme Series                                         15,282                              352,319

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                              $             10,142                   $           17,116
      AIM V.I. Mid-Cap Core Equity Fund                                             37,222                                   15
      AIM V.I. Premier Equity Fund                                                  25,339                                1,392

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                     59,112                               69,956

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             130,330                              128,479
      Federated High Income Bond Fund II -- Primary Shares                          42,415                               39,648

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                  110,418                               32,316
      VIP Growth Opportunities Portfolio                                             1,714                               42,052
      VIP Growth Portfolio                                                         162,164                              181,189

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 44,754                               90,655
      Templeton Foreign Securities Fund                                             47,205                              130,639
      Templeton Growth Securities Fund                                              65,328                               46,326

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                                     7                                6,917
      Rydex Variable Trust Nova Fund                                                   758                                8,396
      Rydex Variable Trust Sector Rotation Fund                                          -                                7,753

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                         11,078                               45,692
      Scudder VIT Equity 500 Index Fund                                             78,042                              251,264

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                               3                               19,567

WANGER ADVISORS TRUST
---------------------
      Wanger International Select                                                   39,698                               26,530
      Wanger International Small Cap                                                19,582                               97,665
      Wanger Select                                                                 79,728                               24,903
      Wanger U.S. Smaller Companies                                                 21,800                              106,880

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(12)
     Accumulation units outstanding                                 28,739           32,231             2,489                -
     Unit value                                                  $3.752026        $3.106442         $2.355787                -
     Net assets (thousands)                                           $108             $100                $6                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         2.76%            2.12%             1.67% *              -
     Total return                                                   20.78%           31.86%            (3.00%)               -


     PHOENIX-AIM GROWTH SERIES
     Accumulation units outstanding                                 73,407          485,979           377,570          124,679
     Unit value                                                  $1.660209        $1.593167         $1.318580        $1.852957
     Net assets (thousands)                                           $122             $774              $498             $231
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.08%                -                 -                -
     Total return                                                    4.21%           20.82%           (28.84%)         (23.84%)


     PHOENIX-ALGER SMALL-CAP GROWTH SERIES(13)
     Accumulation units outstanding                                  4,575           12,747               666                -
     Unit value                                                  $4.738955        $4.640474         $3.025429                -
     Net assets (thousands)                                            $22              $59                $2                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 - *              -
     Total return                                                    2.12%           53.38%            (1.42%)               -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
     Accumulation units outstanding                                  2,836           34,535            40,076           33,871
     Unit value                                                  $2.569930        $2.339787         $1.853609        $2.428863
     Net assets (thousands)                                             $7              $81               $74              $82
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.73%            1.09%             0.94%            0.76%
     Total return                                                    9.84%           26.23%           (23.68%)         (11.90%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(8)
     Accumulation units outstanding                                 29,313           41,466            11,169                -
     Unit value                                                  $6.500640        $4.826325         $3.490594                -
     Net assets (thousands)                                           $191             $200               $39                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         2.62%            3.81%             4.51% *              -
     Total return                                                   34.69%           38.27%             5.91%                -

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(7)
     Accumulation units outstanding                                 11,726           39,759            20,810                -
     Unit value                                                  $2.622887        $2.498677         $1.975425                -
     Net assets (thousands)                                            $31              $99               $41                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.40%            0.07%                 - *              -
     Total return                                                    4.97%           26.49%           (20.13%)               -


     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(4)
     Accumulation units outstanding                                101,338           94,321             8,677            6,811
     Unit value                                                  $3.132341        $2.835314         $2.224426        $2.870703
     Net assets (thousands)                                           $317             $267               $19              $20
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.28%            1.33%             0.86%            1.18% *
     Total return                                                   10.48%           27.46%           (22.51%)           5.82%


     PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                 83,186           84,561            24,868            3,262
     Unit value                                                  $2.607541        $2.377103         $1.623482        $2.280308
     Net assets (thousands)                                           $217             $201               $40               $7
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -            0.04% *
     Total return                                                    9.69%           46.42%           (28.80%)         (23.99%)


     PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(1)
     Accumulation units outstanding                                101,826          116,342            48,569            7,352
     Unit value                                                  $3.486977        $3.244927         $2.706974        $3.061386
     Net assets (thousands)                                           $355             $378              $131              $23
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         2.70%            2.84%             3.37%            3.37% *
     Total return                                                    7.46%           19.87%           (11.58%)           2.05%


     PHOENIX-ENGEMANN VALUE EQUITY SERIES
     Accumulation units outstanding                                122,199           35,735            28,639           25,019
     Unit value                                                  $2.947304        $2.610193         $2.107121        $2.699081
     Net assets (thousands)                                           $360              $93               $60              $68
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.36%            0.92%             0.93%            1.01%
     Total return                                                   12.92%           23.87%           (21.93%)         (17.96%)

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-GOODWIN MONEY MARKET SERIES
     Accumulation units outstanding                                536,156        1,104,167         1,072,843          230,383
     Unit value                                                  $3.279006        $3.253206         $3.231081        $3.185829
     Net assets (thousands)                                         $1,758           $3,592            $3,466             $734
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.78%            0.69%             1.37%            3.33%
     Total return                                                    0.79%            0.68%             1.42%            3.82%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(4)
     Accumulation units outstanding                                123,695           49,757            22,336            8,480
     Unit value                                                  $4.156817        $3.890812         $3.395858        $3.087195
     Net assets (thousands)                                           $514             $194               $76              $26
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         6.36%            6.91%             7.28%           16.75% *
     Total return                                                    6.84%           14.58%            10.00%            1.12%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(19)
     Accumulation units outstanding                                      -            3,291                 -                -
     Unit value                                                          -        $1.029611                 -                -
     Net assets (thousands)                                              -               $3                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         3.58% *         21.59% *               -                -
     Total return                                                    1.34%            0.86%                 -                -


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(14)
     Accumulation units outstanding                                 18,276           13,080                 -                -
     Unit value                                                  $3.630888        $3.449552                 -                -
     Net assets (thousands)                                            $66              $45                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.65%            0.74% *               -                -
     Total return                                                    5.26%           13.48%                 -                -


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(17)
     Accumulation units outstanding                                      -            1,012                 -                -
     Unit value                                                          -        $3.644674                 -                -
     Net assets (thousands)                                              -               $4                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             - *          2.22% *               -                -
     Total return                                                    7.75%           25.90%                 -                -

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(15)
     Accumulation units outstanding                                 41,611           56,512                 -                -
     Unit value                                                  $4.321451        $3.730032                 -                -
     Net assets (thousands)                                           $180             $211                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.13%            1.67% *               -                -
     Total return                                                   15.86%           31.23%                 -                -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(16)
     Accumulation units outstanding                                     72            1,863                 -                -
     Unit value                                                  $4.666332        $4.080056                 -                -
     Net assets (thousands)                                             $0 **            $8                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -            0.18% *               -                -
     Total return                                                   14.37%           36.57%                 -                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(17)
     Accumulation units outstanding                                 12,101           26,227                 -                -
     Unit value                                                  $4.074090        $3.757505                 -                -
     Net assets (thousands)                                            $49              $99                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         5.30%            6.94% *               -                -
     Total return                                                    8.43%            9.12%                 -                -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(15)
     Accumulation units outstanding                                 48,387           49,171                 -                -
     Unit value                                                  $4.367935        $3.877481                 -                -
     Net assets (thousands)                                           $211             $191                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.78%            1.30% *               -                -
     Total return                                                   12.65%           29.49%                 -                -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(13)
     Accumulation units outstanding                                 33,582           32,077               989                -
     Unit value                                                  $4.640873        $3.735428         $3.001195                -
     Net assets (thousands)                                           $156             $120                $3                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.53%            0.72%             0.98% *              -
     Total return                                                   24.24%           24.46%             1.56%                -

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-NORTHERN DOW 30 SERIES(4)
     Accumulation units outstanding                                 42,246           56,131            20,483           14,841
     Unit value                                                  $3.202222        $3.059334         $2.401315        $2.841764
     Net assets (thousands)                                           $135             $172               $49              $42
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.63%            1.83%             1.37%            5.02% *
     Total return                                                    4.67%           27.40%           (15.50%)           4.73%


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(2)
     Accumulation units outstanding                                 34,095           33,300            25,587            7,686
     Unit value                                                  $2.889789        $2.626155         $1.764338        $2.826412
     Net assets (thousands)                                            $99              $87               $45              $22
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.74%                -                 -                - *
     Total return                                                   10.04%           48.85%           (37.58%)          (6.03%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
     Accumulation units outstanding                                 50,588           46,312            39,817           24,511
     Unit value                                                  $5.250625        $4.360759         $3.093331        $3.382503
     Net assets (thousands)                                           $266             $202              $123              $83
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.18%            0.21%             0.99%            1.97% *
     Total return                                                   20.41%           40.97%            (8.55%)           7.33%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(2)
     Accumulation units outstanding                                155,872          145,788           133,517           23,888
     Unit value                                                  $5.156269        $4.203218         $2.921751        $3.194411
     Net assets (thousands)                                           $804             $613              $390              $76
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -             0.92%            1.52% *
     Total return                                                   22.67%           43.86%            (8.54%)           2.38%


     PHOENIX-SENECA MID-CAP GROWTH SERIES
     Accumulation units outstanding                                314,604          337,556           283,252           19,828
     Unit value                                                  $1.809515        $1.695529         $1.316080        $1.949699
     Net assets (thousands)                                           $569             $572              $373              $39
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -                -
     Total return                                                    6.72%           28.83%           (32.50%)         (25.28%)

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-SENECA STRATEGIC THEME SERIES
     Accumulation units outstanding                                  8,825          241,377           198,908          121,521
     Unit value                                                  $1.493541        $1.416531         $1.032007        $1.587197
     Net assets (thousands)                                            $13             $342              $205             $193
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -                -
     Total return                                                    5.44%           37.26%            (34.98)%        (27.36%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(11)
     Accumulation units outstanding                                 42,167           44,506            10,085                -
     Unit value                                                  $2.919380        $2.737965         $2.113945                -
     Net assets (thousands)                                           $123             $122               $21                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 - *              -
     Total return                                                    6.63%           29.52%           (13.39%)               -


     AIM V.I. MID-CAP CORE EQUITY FUND(20)
     Accumulation units outstanding                                 35,672                -                 -                -
     Unit value                                                  $1.017525                -                 -                -
     Net assets (thousands)                                            $36                -                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.93% *              -                 -                -
     Total return                                                    1.98%                -                 -                -


     AIM V.I. PREMIER EQUITY FUND(5)
     Accumulation units outstanding                                 44,743           35,251            24,410            6,939
     Unit value                                                  $2.615708        $2.472965         $1.977112        $2.834897
     Net assets (thousands)                                           $117              $87               $48              $20
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.52%            0.27%             0.64%            1.45% *
     Total return                                                    5.77%           25.08%           (30.26%)           5.43%


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
     Accumulation units outstanding                                213,013          219,833           147,003           27,324
     Unit value                                                  $1.928157        $1.782232          1.322879        $2.001625
     Net assets (thousands)                                           $411             $392               195              $55
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -             0.01%                -
     Total return                                                    8.19%           34.72%           (33.91%)         (15.93%)

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
     Accumulation units outstanding                                127,021          133,078            41,958            7,304
     Unit value                                                  $3.710299        $3.581027         $3.498261        $3.208035
     Net assets (thousands)                                           $471             $477              $147              $23
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         4.93%            2.14%             1.55%            1.92% *
     Total return                                                    3.61%            2.37%             9.05%            6.93%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(6)
     Accumulation units outstanding                                 34,715           36,735            13,134            5,007
     Unit value                                                  $4.085100        $3.698243         $3.025976        $2.984536
     Net assets (thousands)                                           $142             $136               $40              $15
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         7.76%            4.77%             7.49%                - *
     Total return                                                   10.46%           22.22%             1.39%            0.65%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO
     Accumulation units outstanding                                 55,326           34,526            21,876                -
     Unit value                                                  $3.911515        $3.391310         $2.642193                -
     Net assets (thousands)                                           $216             $117               $58                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.25%            0.29%                 -                -
     Total return                                                   15.34%           28.35%            (9.71%)               -


     VIP GROWTH OPPORTUNITIES PORTFOLIO
     Accumulation units outstanding                                  1,468           15,224             1,445                -
     Unit value                                                  $3.094097        $2.890071         $2.228946                -
     Net assets (thousands)                                             $5              $44                $3                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.33%            0.30%                 -                -
     Total return                                                    7.06%           29.66%             1.04%                -


     VIP GROWTH PORTFOLIO(1)
     Accumulation units outstanding                                175,592          185,115           164,468            4,355
     Unit value                                                  $2.385361        $2.309971         $1.739680        $2.492327
     Net assets (thousands)                                           $419             $428              $286              $11
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.18%            0.20%             0.01%                - *
     Total return                                                    3.26%           32.78%           (30.20%)         (16.92%)

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(5)
     Accumulation units outstanding                                199,561          214,042           150,259            3,268
     Unit value                                                  $3.663940        $3.253021         $2.599344        $2.947478
     Net assets (thousands)                                           $731             $696              $391              $10
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.76%            0.97%             0.33%                - *
     Total return                                                   12.63%           25.15%           (11.81%)           6.29%


     TEMPLETON FOREIGN SECURITIES FUND(1)
     Accumulation units outstanding                                 96,393          126,178            49,323              266
     Unit value                                                  $3.255787        $2.746846         $2.077600        $2.551123
     Net assets (thousands)                                           $314             $347              $102               $1
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.04%            1.16%             0.02%            3.09% *
     Total return                                                   18.53%           32.21%           (18.56%)         (14.96%)


     TEMPLETON GROWTH SECURITIES FUND(9)
     Accumulation units outstanding                                103,059           98,871            26,439                -
     Unit value                                                  $3.718569        $3.204942         $2.425514                -
     Net assets (thousands)                                           $383             $317               $64                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.11%            1.03%             0.25% *              -
     Total return                                                   16.03%           32.13%           (21.42%)               -


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(18)
     Accumulation units outstanding                                    671            7,348                 -                -
     Unit value                                                  $0.946334        $1.059319                 -                -
     Net assets (thousands)                                             $1               $8                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                - *               -                -
     Total return                                                  (10.67%)           2.14%                 -                -


     RYDEX VARIABLE TRUST NOVA FUND(18)
     Accumulation units outstanding                                 11,937           17,953                 -                -
     Unit value                                                  $1.403098        $1.224107                 -                -
     Net assets (thousands)                                            $17              $22                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.05%                - *               -                -
     Total return                                                   14.62%           15.36%                 -                -

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(18)
     Accumulation units outstanding                                    648            7,120                 -                -
     Unit value                                                  $1.285714        $1.161291                 -                -
     Net assets (thousands)                                             $1               $8                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                - *               -                -
     Total return                                                   10.71%            9.57%                 -                -


SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND
     Accumulation units outstanding                                 38,659           55,205            33,266           28,016
     Unit value                                                  $2.697211        $2.265319         $1.698731        $2.166654
     Net assets (thousands)                                           $104             $125               $57              $61
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         2.52%            3.85%             1.60%                -
     Total return                                                   19.07%           33.35%           (21.60%)         (24.69%)


     SCUDDER VIT EQUITY 500 INDEX FUND(10)
     Accumulation units outstanding                                254,765          309,805           418,214                -
     Unit value                                                  $3.521662        $3.184371         $2.484753                -
     Net assets (thousands)                                           $897             $987            $1,039                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.99%            1.30%             2.74% *              -
     Total return                                                   10.59%           28.16%           (21.00%)               -


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO
     Accumulation units outstanding                                  2,845           32,014            39,505           24,619
     Unit value                                                  $0.761118        $0.773842         $0.523672        $1.026156
     Net assets (thousands)                                             $2              $25               $21              $25
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -                -
     Total return                                                   (1.64%)          47.77%           (48.97%)         (48.84%)


WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SELECT
     Accumulation units outstanding                                 53,198           49,638            43,045            8,766
     Unit value                                                  $2.981940        $2.398268         $1.698046        $2.004589
     Net assets (thousands)                                           $159             $119               $73              $18
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.32%            0.30%                 -            0.10%
     Total return                                                   24.34%           41.24%           (15.29%)         (26.61%)

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     WANGER INTERNATIONAL SMALL CAP
     Accumulation units outstanding                                 53,186           82,935            35,334            9,429
     Unit value                                                  $3.220912        $2.472477         $1.660900        $1.927492
     Net assets (thousands)                                           $171             $205               $59              $18
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.90%            0.18%                 -                -
     Total return                                                   30.27%           48.86%           (13.83%)         (21.27%)


     WANGER SELECT(8)
     Accumulation units outstanding                                 60,692           48,710            36,320                -
     Unit value                                                  $4.702104        $3.941238         $3.014883                -
     Net assets (thousands)                                           $285             $192              $110                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 - *              -
     Total return                                                   19.31%           30.73%            (6.58%)               -




















                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     WANGER U.S. SMALLER COMPANIES(3)
     Accumulation units outstanding                                 70,245           91,949            59,273            4,138
     Unit value                                                  $4.301186        $3.634823         $2.537935        $3.050725
     Net assets (thousands)                                           $302             $334              $150              $13
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -                - *
     Total return                                                   18.33%           43.22%           (16.81%)          11.81%













MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception January 16, 2001 to December 31, 2001.
(2) From inception July 27, 2001 to December 31, 2001.
(3) From inception September 5, 2001 to December 31, 2001.
(4) From inception September 10, 2001 to December 31, 2001.
(5) From inception November 2, 2001 to December 31, 2001.
(6) From inception November 12, 2001 to December 31, 2001.
(7) From inception February 6, 2002 to December 31, 2002.
(8) From inception March 5, 2002 to December 31, 2002.
(9) From inception March 20, 2002 to December 31, 2002.
(10) From inception April 19, 2002 to December 31, 2002.
(11) From inception June 13, 2002 to December 31, 2002.
(12) From inception August 8, 2002 to December 31, 2002.
(13) From inception September 18, 2002 to December 31, 2002.
(14) From inception January 14, 2003 to December 31, 2003.
(15) From inception March 21, 2003 to December 31, 2003.
(16) From inception April 22, 2003 to December 31, 2003.
(17) From inception May 19, 2003 to December 31, 2003.
(18) From inception July 8, 2003 to December 31, 2003.
(19) From inception December 9, 2003 to December 31, 2003.
(20) From inception December 3, 2004 to December 31, 2004.
* Annualized.
** Net Assets are less than $500.

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                          PHOENIX-                                              PHOENIX-ALLIANCE/
                                                          ABERDEEN                             PHOENIX-ALGER        BERNSTEIN
                                                        INTERNATIONAL        PHOENIX-AIM         SMALL-CAP        ENHANCED INDEX
                                                           SERIES           GROWTH SERIES      GROWTH SERIES         SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             32,231             485,979             12,747              34,535
Participant deposits                                             5,670              28,281                  -                   -
Participant transfers                                            1,142 (d)            (299)            (5,278)             (2,724)
Participant withdrawals                                        (10,304)           (440,554)            (2,894)            (28,975)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   28,739              73,407              4,575               2,836
                                                      ============================================================================


                                                        PHOENIX-DUFF &        PHOENIX-           PHOENIX-            PHOENIX
                                                         PHELPS REAL          ENGEMANN           ENGEMANN            ENGEMANN
                                                      ESTATE SECURITIES    CAPITAL GROWTH       GROWTH AND           SMALL-CAP
                                                            SERIES             SERIES          INCOME SERIES       GROWTH SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             41,466              39,759             94,321              84,561
Participant deposits                                                 -               1,282                  -                   -
Participant transfers                                           (5,992)            (20,486)            10,292 (b)           7,503
Participant withdrawals                                         (6,161)             (8,829)            (3,275)             (8,878)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   29,313              11,726            101,338              83,186
                                                      ============================================================================

                                                           PHOENIX-
                                                           ENGEMANN           PHOENIX-                               PHOENIX-
                                                          STRATEGIC        ENGEMANN VALUE        PHOENIX-         GOODWIN MULTI-
                                                          ALLOCATION           EQUITY          GOODWIN MONEY       SECTOR FIXED
                                                            SERIES             SERIES          MARKET SERIES      INCOME SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            116,342              35,735          1,104,167              49,757
Participant deposits                                            11,477               6,779                  -              11,965
Participant transfers                                          (18,619)             94,196(c)        (172,877)             80,270(a)
Participant withdrawals                                         (7,374)            (14,511)          (395,134)            (18,297)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  101,826             122,199            536,156             123,695
                                                      ============================================================================

                                                          PHOENIX-
                                                       GOODWIN MULTI-                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                        SECTOR SHORT       PHOENIX-KAYNE         SMALL-CAP         INTERNATIONAL
                                                         TERM BOND        RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                           SERIES              SERIES              SERIES             SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              3,291              13,080              1,012              56,512
Participant deposits                                                 6               4,520                  -                   -
Participant transfers                                           (3,231)                676               (755)             (8,673)
Participant withdrawals                                            (66)                  -               (257)             (6,228)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                        -              18,276                  -              41,611
                                                      ============================================================================

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                       PHOENIX-LAZARD       PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                       SMALL-CAP VALUE      ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                           SERIES         DEBENTURE SERIES     VALUE SERIES        VALUE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              1,863              26,227             49,171              32,077
Participant deposits                                                 -                   -                265               7,325
Participant transfers                                             (788)            (12,777)             3,351              (3,903)
Participant withdrawals                                         (1,003)             (1,349)            (4,400)             (1,917)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                       72              12,101             48,387              33,582
                                                      ============================================================================


                                                          PHOENIX-            PHOENIX-       PHOENIX-SANFORD     PHOENIX-SANFORD
                                                       NORTHERN DOW 30     NORTHERN NASDAQ-   BERNSTEIN MID-     BERNSTEIN SMALL-
                                                           SERIES        100 INDEX(R) SERIES CAP VALUE SERIES    CAP VALUE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             56,131              33,300             46,312             145,788
Participant deposits                                                 -               2,828              2,887              12,171
Participant transfers                                          (12,090)               (671)             2,734               3,745
Participant withdrawals                                         (1,795)             (1,362)            (1,345)             (5,832)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   42,246              34,095             50,588             155,872
                                                      ============================================================================


                                                        PHOENIX-SENECA     PHOENIX-SENECA    AIM V.I. CAPITAL
                                                        MID-CAP GROWTH     STRATEGIC THEME     APPRECIATION      AIM V.I. MID-CAP
                                                            SERIES             SERIES              FUND          CORE EQUITY FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            337,556             241,377             44,506                   -
Participant deposits                                             7,817              11,376                123                   -
Participant transfers                                           (5,415)                 27               (892)             35,686(e)
Participant withdrawals                                        (25,354)           (243,955)            (1,570)                (14)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  314,604               8,825             42,167             35,672
                                                      ============================================================================


                                                                                              FEDERATED FUND     FEDERATED HIGH
                                                                           ALGER AMERICAN        FOR U.S.          INCOME BOND
                                                      AIM V.I. PREMIER    LEVERAGED ALLCAP      GOVERNMENT         FUND II --
                                                         EQUITY FUND         PORTFOLIO         SECURITIES II      PRIMARY SHARES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             35,251             219,833            133,078              36,735
Participant deposits                                             3,673              17,774                  -                   -
Participant transfers                                            6,395                (403)            (2,643)               (553)
Participant withdrawals                                           (576)            (24,191)            (3,414)             (1,467)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   44,743             213,013            127,021              34,715
                                                      ============================================================================

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                                             VIP GROWTH
                                                      VIP CONTRAFUND(R)     OPPORTUNITIES         VIP GROWTH      MUTUAL SHARES
                                                          PORTFOLIO           PORTFOLIO           PORTFOLIO      SECURITIES FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             34,526              15,224            185,115             214,042
Participant deposits                                             1,165                 451                  -                   -
Participant transfers                                           22,079             (12,960)            13,381              (7,496)
Participant withdrawals                                         (2,444)             (1,247)           (22,904)             (6,985)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   55,326               1,468            175,592             199,561
                                                      ============================================================================


                                                          TEMPLETON          TEMPLETON
                                                           FOREIGN             GROWTH         RYDEX VARIABLE     RYDEX VARIABLE
                                                       SECURITIES FUND     SECURITIES FUND    TRUST JUNO FUND    TRUST NOVA FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            126,178              98,871              7,348              17,953
Participant deposits                                                 -                   -                 28                 619
Participant transfers                                          (12,155)              6,988                  -                   -
Participant withdrawals                                        (17,630)             (2,800)            (6,705)             (6,635)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   96,393             103,059                671              11,937
                                                      ============================================================================


                                                                              SCUDDER VIT
                                                        RYDEX VARIABLE       EAFE(R) EQUITY    SCUDDER VIT
                                                        TRUST SECTOR             INDEX       EQUITY 500 INDEX       TECHNOLOGY
                                                        ROTATION FUND            FUND              FUND             PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              7,120              55,205            309,805              32,014
Participant deposits                                                23                 394                  -                  30
Participant transfers                                                -              (1,231)           (55,040)                  -
Participant withdrawals                                         (6,495)            (15,709)                 -             (29,199)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                      648              38,659            254,765               2,845
                                                      ============================================================================


                                                           WANGER               WANGER                             WANGER U.S.
                                                        INTERNATIONAL       INTERNATIONAL                            SMALLER
                                                           SELECT             SMALL CAP        WANGER SELECT        COMPANIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             49,638              82,935             48,710              91,949
Participant deposits                                                16               1,201              3,938               4,584
Participant transfers                                           13,994             (11,466)            11,024             (18,471)
Participant withdrawals                                        (10,450)            (19,484)            (2,980)             (7,817)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   53,198              53,186             60,692              70,245
                                                      ============================================================================


(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(d) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(e) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                     SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                          PHOENIX-                           PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                          ABERDEEN          PHOENIX-AIM         BERNSTEIN            BERNSTEIN
                                                        INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                          SERIES               SERIES            SERIES                SERIES
                                                      -----------------  -----------------  ------------------  --------------------
Accumulation units outstanding, beginning of period               2,489              3,437              40,076                   -
Participant deposits                                              7,490              1,163                   -              19,677
Participant transfers                                            23,141              4,513              (4,057)              8,884
Participant withdrawals                                            (889)              (145)             (1,484)               (328)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    32,231              8,968              34,535              28,233
                                                      ==============================================================================

                                                        PHOENIX-DUFF &        PHOENIX-           PHOENIX-            PHOENIX-
                                                          PHELPS REAL         ENGEMANN        ENGEMANN SMALL       GOODWIN MONEY
                                                      ESTATE SECURITIES    CAPITAL GROWTH       & MID-CAP             MARKETS
                                                           SERIES              SERIES         GROWTH SERIES           SERIES
                                                      -----------------  -----------------  ------------------  --------------------
Accumulation units outstanding, beginning of period              11,169             20,810              24,868           1,072,843
Participant deposits                                             17,890              1,527              52,845             805,491
Participant transfers                                            12,593             21,995               7,348            (448,319)
Participant withdrawals                                            (186)            (4,573)               (500)           (325,848)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    41,466             39,759              84,561           1,104,167
                                                      ==============================================================================

                                                           PHOENIX-           PHOENIX-
                                                        GOODWIN MULTI-     GOODWIN MULTI-
                                                         SECTOR FIXED       SECTOR SHORT       PHOENIX-JANUS      PHOENIX-KAYNE
                                                            INCOME           TERM BOND        FLEXIBLE INCOME    RISING DIVIDENDS
                                                            SERIES             SERIES             SERIES              SERIES
                                                      -----------------  -----------------  ------------------  --------------------
Accumulation units outstanding, beginning of period              22,336                  -             113,794                   -
Participant deposits                                             11,180                  -              55,408               2,411
Participant transfers                                            16,614              3,302               9,533              10,669
Participant withdrawals                                            (373)               (11)            (14,618)                  -
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    49,757              3,291             164,117              13,080
                                                      ==============================================================================

                                                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                           SMALL-CAP       INTERNATIONAL      PHOENIX-LAZARD       PHOENIX-LAZARD
                                                         QUALITY VALUE     EQUITY SELECT      SMALL-CAP VALUE      U.S. MULTI-CAP
                                                            SERIES             SERIES            SERIES                SERIES
                                                      -----------------  -----------------  ------------------  --------------------
Accumulation units outstanding, beginning of period                   -                  -                   -                   -
Participant deposits                                                  8             16,908                 944                 216
Participant transfers                                             1,012             39,604                 919                (216)
Participant withdrawals                                              (8)                 -                   -                   -
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                     1,012             56,512               1,863                   -
                                                      ==============================================================================

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      ------------------------------------------------------------------------------
                                                         PHOENIX-LORD
                                                         ABBETT BOND-       PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                          DEBENTURE       ABBETT LARGE-CAP    ABBETT MID-CAP     INVESTORS GROWTH
                                                           SERIES           VALUE SERIES        VALUE SERIES       STOCK SERIES
                                                      -----------------  -----------------  ------------------  --------------------
Accumulation units outstanding, beginning of period                   -                  -                 989             377,570
Participant deposits                                             25,173              6,902               9,843             150,900
Participant transfers                                             1,282             42,334              21,403              10,385
Participant withdrawals                                            (228)               (65)              (158)             (52,876)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    26,227             49,171              32,077             485,979
                                                      ==============================================================================

                                                         PHOENIX-MFS                                             PHOENIX-NORTHERN
                                                       INVESTORS TRUST      PHOENIX-MFS      PHOENIX-NORTHERN        NASDAQ-100
                                                           SERIES           VALUE SERIES       DOW 30 SERIES      INDEX(R) SERIES
                                                      -----------------  -----------------  ------------------  --------------------
Accumulation units outstanding, beginning of period               1,991             43,491              20,483              25,587
Participant deposits                                              3,822              8,504              37,376              23,689
Participant transfers                                                 -             11,062                (405)            (14,626)
Participant withdrawals                                            (117)              (925)             (1,323)             (1,350)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                     5,696             62,132              56,131              33,300
                                                      ==============================================================================

                                                                          PHOENIX-OAKHURST
                                                       PHOENIX-OAKHURST      STRATEGIC       PHOENIX-OAKHURST    PHOENIX-SANFORD
                                                          GROWTH AND        ALLOCATION         VALUE EQUITY      BERNSTEIN GLOBAL
                                                        INCOME SERIES         SERIES              SERIES           VALUE SERIES
                                                      -----------------  -----------------  ------------------  --------------------
Accumulation units outstanding, beginning of period               8,677             48,569              28,639                 922
Participant deposits                                             57,200             17,286               8,363               2,144
Participant transfers                                            28,444             51,989                 (14)                  1
Participant withdrawals                                               -             (1,502)             (1,253)                (98)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    94,321            116,342              35,735               2,969
                                                      ==============================================================================

                                                       PHOENIX-SANFORD    PHOENIX-SANFORD
                                                          BERNSTEIN          BERNSTEIN        PHOENIX-SENECA       PHOENIX-SENECA
                                                           MID-CAP           SMALL-CAP           MID-CAP             STRATEGIC
                                                        VALUE SERIES       VALUE SERIES       GROWTH SERIES         THEME SERIES
                                                      -----------------  -----------------  ------------------  --------------------
Accumulation units outstanding, beginning of period              39,817            133,517             283,252             198,908
Participant deposits                                              7,078             21,778              74,054              72,886
Participant transfers                                               417             (6,330)            (12,643)             (2,156)
Participant withdrawals                                          (1,000)            (3,177)             (7,107)            (28,261)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    46,312            145,788             337,556             241,377
                                                      ==============================================================================

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                        PHOENIX-STATE
                                                       STREET RESEARCH                                            ALGER AMERICAN
                                                          SMALL-CAP       AIM V.I. CAPITAL       AIM V.I.            LEVERAGED
                                                            GROWTH          APPRECIATION         PREMIER              ALLCAP
                                                           SERIES               FUND           EQUITY FUND          PORTFOLIO
                                                      -----------------  -----------------  ------------------  --------------------
Accumulation units outstanding, beginning of period                 666             10,085              24,410            147,033
Participant deposits                                              7,640              4,105              19,853             51,176
Participant transfers                                             4,476             30,647              (8,495)            25,612
Participant withdrawals                                             (35)              (331)               (517)            (3,988)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                    12,747             44,506              35,251            219,833
                                                      ==============================================================================

                                                        FEDERATED FUND     FEDERATED HIGH
                                                            FOR U.S.        INCOME BOND            VIP               VIP GROWTH
                                                           GOVERNMENT         FUND II --       CONTRAFUND(R)        OPPORTUNITIES
                                                         SECURITIES II     PRIMARY SHARES       PORTFOLIO            PORTFOLIO
                                                      -----------------  -----------------  ------------------  --------------------
Accumulation units outstanding, beginning of period              41,958             13,134              21,876               1,445
Participant deposits                                             36,835             21,046               9,940                 684
Participant transfers                                            55,521              3,226               4,064              14,031
Participant withdrawals                                          (1,236)              (671)             (1,354)               (936)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                   133,078             36,735              34,526              15,224
                                                      ==============================================================================

                                                                                                 TEMPLETON           TEMPLETON
                                                             VIP           MUTUAL SHARES          FOREIGN              GROWTH
                                                            GROWTH           SECURITIES         SECURITIES           SECURITIES
                                                          PORTFOLIO            FUND                FUND                 FUND
                                                      -----------------  -----------------  ------------------  --------------------
Accumulation units outstanding, beginning of period             164,468            150,259              49,323              26,439
Participant deposits                                             29,622             61,714              72,514              61,831
Participant transfers                                            (3,594)             7,237               5,936              11,453
Participant withdrawals                                          (5,381)            (5,168)             (1,595)               (852)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                   185,115            214,042             126,178              98,871
                                                      ==============================================================================

                                                                                               RYDEX VARIABLE
                                                        RYDEX VARIABLE     RYDEX VARIABLE       TRUST SECTOR        SCUDDER VIT
                                                          TRUST JUNO         TRUST NOVA          ROTATION          EAFE(R) EQUITY
                                                             FUND              FUND                FUND             INDEX FUND
                                                      -----------------  -----------------  ------------------  --------------------
Accumulation units outstanding, beginning of period                   -                  -                   -              33,266
Participant deposits                                              5,329              5,158               5,148              18,807
Participant transfers                                             2,036             12,980               1,992               4,125
Participant withdrawals                                             (17)              (185)                (20)               (993)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                     7,348             17,953               7,120              55,205
                                                      ==============================================================================

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                          SCUDDER VIT                                                  WANGER
                                                       EQUITY 500 INDEX     TECHNOLOGY         WANGER FOREIGN       INTERNATIONAL
                                                             FUND           PORTFOLIO               FORTY             SMALL CAP
                                                      -----------------  -----------------  ------------------  --------------------
Accumulation units outstanding, beginning of period             418,214             39,505              43,045              35,334
Participant deposits                                             63,291             11,320               8,261              14,128
Participant transfers                                            23,530            (18,024)                  8              34,834
Participant withdrawals                                        (195,230)              (787)             (1,676)             (1,361)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                   309,805             32,014              49,638              82,935
                                                      ==============================================================================

                                                                             WANGER U.S.
                                                                              SMALLER
                                                        WANGER TWENTY        COMPANIES
                                                      -----------------  -----------------
Accumulation units outstanding, beginning of period              36,320             59,273
Participant deposits                                             12,105             18,994
Participant transfers                                             1,515             15,567
Participant withdrawals                                          (1,230)            (1,885)
                                                      -------------------------------------
Accumulation units outstanding, end of period                    48,710             91,949
                                                      =====================================

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--POLICY LOANS

   Policy provisions allow policyowners to borrow up to 90% of the policy's cash surrender value with interest [2.75% due in policy years 1-10, 2.50% due in policy years 11-15 and 2.25% due in policy years 16 and thereafter] payable on each policy anniversary. At the time the loan is granted an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, a part of PLAC's general account as collateral for the outstanding loan. Transfers from the Account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2%. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

   PLAC and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account. The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $133,632, $452,781 and $311,752 during the years ended December 31, 2004, 2003 and 2002, respectively.

   As compensation for administrative services provided to the Account, PLAC receives an additional amount per contract, currently $10 per month not to exceed $120 annually, by a withdrawal of participant units prorated among the elected subaccounts. Such costs aggregated $33,574, $11,880 and $8,030 during the years ended December 31, 2004, 2003 and 2002, respectively. For the year ended December 31, 2004 Phoenix limits this charge to $5 per month.

   PEPCO is the principal underwriter and distributor for the Account.

   Sales charges, of up to 9% of contract premiums depending on the inception of the contract period, to compensate PLAC for distribution expenses incurred and federal and premium taxes which currently range 0.80% to 3.50% of premiums paid based on the state where the policyowner resides, are paid to PLAC from premiums.

   PLAC assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, each month PLAC charges each policy an annual rate of 0.50% in policy years 1-10 and 0.25% in policy years 11 and after by a withdrawal of participant units, prorated among the elected subaccounts. Unit value is not affected by mortality and expense charges.

NOTE 8--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PLAC believes that each of the subaccounts satisfies the current requirements of the regulations. PLAC intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review..

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and PLAC. Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted. NOTE 13--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[LOGO] PRICEWATERHOUSECOOPERS


To the Board of Directors of Phoenix Life and Annuity Company and
Participants of Phoenix Life and Annuity Variable Universal Life Account
  (Corporate Edge):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life and Annuity Variable Universal Life Account (Corporate Edge) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 31, 2005

PHOENIX LIFE AND ANNUITY
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE AND
         ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003


                                                         TABLE OF CONTENTS

                                                                                                                          PAGE
                                                                                                                      -------------
Report of Independent Registered Public Accounting Firm.........................................................          F-3

Balance Sheet as of December 31, 2004 and 2003..................................................................          F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2004, 2003 and 2002..........................................................          F-5

Statement of Cash Flows for the years ended December 31, 2004, 2003 and 2002....................................          F-6

Notes to Financial Statements...................................................................................       F-7 - F-14

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Phoenix Life and Annuity Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company (the Company) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP

Hartford, CT
March 8, 2005

                        PHOENIX LIFE AND ANNUITY COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2004 AND 2003

                                                                                                  2004             2003
                                                                                            ---------------  ---------------
ASSETS:
Available-for-sale debt securities, at fair value.......................................     $     29,401     $     25,190
Policy loans, at unpaid principal balances..............................................              206               22
                                                                                            ---------------  ---------------
Total investments.......................................................................           29,607           25,212
Cash and cash equivalents...............................................................            1,820            2,008
Accrued investment income...............................................................              320              196
Due and uncollected premium.............................................................            4,318            4,811
Deferred policy acquisition costs.......................................................           14,993           15,536
Other general account assets............................................................            2,328            1,887
Separate account assets.................................................................           13,550           16,182
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $     66,936     $     65,832
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals.........................................................     $     26,470     $     24,213
Deferred income tax liability...........................................................              108              196
Other general account liabilities.......................................................            2,178            1,767
Separate account liabilities............................................................           13,550           16,182
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................           42,306           42,358
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $100 par value: 40,000 shares authorized;
  25,000 shares issued and outstanding..................................................            2,500            2,500
Additional paid-in capital..............................................................           19,664           19,664
Retained earnings.......................................................................            2,224            1,069
Accumulated other comprehensive income..................................................              242              241
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................           24,630           23,474
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $     66,936     $     65,832
                                                                                            ===============  ===============


The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                 2004             2003            2002
                                                                           ---------------  ---------------  ---------------
REVENUES:
Premiums...............................................................     $      3,064     $      3,397     $      3,095
Insurance and investment product fees..................................            1,442            1,597            1,763
Investment income, net of expenses.....................................            1,351              911              463
Net realized investment gains (losses).................................              (18)             193               38
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES.........................................................            5,839            6,098            5,359
                                                                           ---------------  ---------------  ---------------

BENEFITS AND EXPENSES:
Policy benefits........................................................            3,135            5,087            2,646
Policy acquisition cost amortization...................................              811              808              876
Other operating expenses...............................................              124            2,150             (108)
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES............................................            4,070            8,045            3,414
                                                                           ---------------  ---------------  ---------------
Income (loss) before income taxes......................................            1,769           (1,947)           1,945
Applicable income tax (benefit)........................................              614             (681)             672
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS)......................................................     $      1,155     $     (1,266)    $      1,273
                                                                           ===============  ===============  ===============


COMPREHENSIVE INCOME:
NET INCOME (LOSS)......................................................     $      1,155     $     (1,266)    $      1,273
OTHER COMPREHENSIVE INCOME (LOSS)......................................                1              (97)             214
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)............................................     $      1,156     $     (1,363)    $      1,487
                                                                           ===============  ===============  ===============


ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent......................................     $         --     $      5,000     $         --

RETAINED EARNINGS:
Net income (loss)......................................................            1,155           (1,266)           1,273

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)......................................                1              (97)             214
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY.........................................            1,156            3,637            1,487
Stockholder's equity, beginning of year................................           23,474           19,837           18,350
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR......................................     $     24,630     $     23,474     $     19,837
                                                                           ===============  ===============  ===============


                        PHOENIX LIFE AND ANNUITY COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                 2004            2003             2002
                                                                           ---------------  ---------------  ----------------

OPERATING ACTIVITIES:
Net income (loss)......................................................     $      1,155     $     (1,266)    $      1,273
Net realized investment (gains) losses.................................               18             (193)             (38)
Increase (decrease) in deferred income tax liability...................              (88)            (692)             977
Decrease (increase) in accrued investment income.......................             (124)              82              257
Decrease (increase) in due and uncollected premium.....................              493             (224)          (2,087)
Decrease (increase) in deferred policy acquisition costs...............              543           (2,966)          (5,552)
Increase in policy liabilities and accruals............................            2,257            4,855            5,047
Net change in other assets and other liabilities.......................               (5)             (89)            (151)
                                                                           ---------------  ---------------  ----------------
CASH FROM (FOR) OPERATING ACTIVITIES...................................            4,249             (493)            (274)
                                                                           ---------------  ---------------  ----------------

INVESTING ACTIVITIES:
Debt security purchases................................................          (10,650)         (16,952)         (15,306)
Debt security sales....................................................            6,213           14,145            3,209
                                                                           ---------------  ---------------  ----------------
CASH FROM (FOR) INVESTING ACTIVITIES...................................           (4,437)          (2,807)         (12,097)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Capital contributions from parent......................................               --            5,000               --
                                                                           ---------------  ---------------  ----------------
CASH FROM FINANCING ACTIVITIES.........................................               --            5,000               --
                                                                           ---------------  ---------------  ----------------
CHANGE IN CASH AND CASH EQUIVALENTS....................................             (188)           1,700          (12,371)
Cash and cash equivalents, beginning of year...........................            2,008              308           12,679
                                                                           ---------------  ---------------  ----------------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................     $      1,820     $      2,008     $        308
                                                                           ===============  ===============  ================

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


1.       ORGANIZATION AND OPERATIONS

Phoenix Life and Annuity Company is a life insurance company offering various non-participating life insurance products in the United States of America. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs, policyholder liabilities and accruals, the valuation of investments in debt securities, and deferred tax liabilities. Cash and cash equivalents consist of cash and short-term liabilities with original maturities of 90 days or less. Other significant accounting policies are presented throughout the notes in italicized type.

RECENT ACCOUNTING PRONOUNCEMENTS

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1), are effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, did not have a material effect on our financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure 90% of the mortality risk on term insurance and 80% on certain issues of universal life and variable life products.


DIRECT BUSINESS AND REINSURANCE:                                                      YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                             ------------------------------------------------------
                                                                            2004               2003              2002
                                                                     -----------------  -----------------  ----------------
Direct premiums..................................................     $       17,269     $       19,844     $       16,276
Premiums assumed from reinsureds.................................                 --                131                246
Premiums ceded to reinsurers.....................................            (14,205)           (16,578)           (13,427)
                                                                     -----------------  -----------------  ----------------
PREMIUMS.........................................................     $        3,064     $        3,397     $        3,095
                                                                     =================  =================  ================

Direct policy benefits incurred..................................     $        9,034     $        4,332     $        8,779
Policy benefits assumed from reinsureds..........................                 --                545                 16
Policy benefits ceded to reinsureds..............................             (7,949)            (1,876)            (7,576)
                                                                     -----------------  -----------------  ----------------
POLICY BENEFITS..................................................     $        1,085     $        3,001     $        1,219
                                                                     =================  =================  ================

Direct life insurance in-force...................................     $   11,912,980     $   12,948,259     $    9,809,589
Life insurance in-force assumed from reinsureds..................                 --                 --             46,131
Life insurance in-force ceded to reinsurers......................        (10,559,794)       (11,461,491)        (8,672,035)
                                                                     -----------------  -----------------  ----------------
LIFE INSURANCE IN-FORCE..........................................     $    1,353,186     $    1,486,768     $    1,183,685
                                                                     =================  =================  ================
Percentage of amount assumed to net insurance in-force...........               0.0%               0.0%               3.9%
                                                                     =================  =================  ================

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $2,050 thousand, $2,086 thousand and $1,427 thousand, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002, respectively.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] We defer the costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business. We amortize deferred policy acquisition costs (DAC) based on the related policy's classification. For term insurance policies, DAC is amortized in proportion to projected net profits. For universal life and variable universal life DAC is amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); we amortize the DAC balance associated with the replaced or surrendered policies to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                           YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------
Acquisition costs deferred.............................................     $        268     $      3,774     $      6,428
Costs amortized to expense.............................................             (811)            (808)            (876)
                                                                           ---------------  ---------------  ---------------
CHANGE IN DEFERRED POLICY ACQUISITION COSTS............................             (543)           2,966            5,552
Deferred policy acquisition costs, beginning of year...................           15,536           12,570            7,018
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.........................     $     14,993     $     15,536     $     12,570
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for variable universal life and universal life are computed using the deposit method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term life are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which are 5.5% as of December 31, 2004, less administrative and mortality charges.

OTHER OPERATING EXPENSES

Included in Other operating expenses for 2002 is a reduction in premium tax of $531 thousand that had been accrued in prior years.


3.       INVESTING ACTIVITIES

DEBT SECURITIES

[begin italic] We classify our debt securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality or by quoted market prices of comparable instruments. [end italic]

FAIR VALUE AND COST OF                                                            AS OF DECEMBER 31,
GENERAL ACCOUNT DEBT SECURITIES:                          -------------------------------------------------------------------
($ amounts in thousands)                                                2004                              2003
                                                          --------------------------------   --------------------------------
                                                            FAIR VALUE          COST           FAIR VALUE          COST
                                                          ---------------  ---------------   ---------------  ---------------
U.S. government and agency............................     $      7,453     $      7,421      $     10,718     $     10,670
State and political subdivision.......................              484              461               492              465
Corporate.............................................           20,389           20,115            12,426           12,154
Mortgage-backed.......................................            1,075            1,032             1,554            1,531
                                                          ---------------  ---------------   ---------------  ---------------
DEBT SECURITIES.......................................     $     29,401     $     29,029      $     25,190     $     24,820
                                                          ===============  ===============   ===============  ===============

[begin italic] For mortgage-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. [end italic]

We owned no non-income producing debt securities at December 31, 2004 or 2003.

GROSS AND NET UNREALIZED GAINS AND LOSSES                                         AS OF DECEMBER 31,
FROM GENERAL ACCOUNT DEBT SECURITIES:                     -------------------------------------------------------------------
($ amounts in thousands)                                                2004                               2003
                                                          --------------------------------   --------------------------------
                                                               GAINS            LOSSES            GAINS            LOSSES
                                                          ---------------  ---------------   ---------------  ---------------
U.S. government and agency............................     $         63     $        (31)     $        121     $        (73)
State and political subdivision.......................               23               --                27               --
Corporate.............................................              392             (118)              302              (30)
Mortgage-backed.......................................               43               --                23               --
                                                          ---------------  ---------------   ---------------  ---------------
DEBT SECURITIES GAINS AND LOSSES......................     $        521     $       (149)     $        473     $       (103)
                                                          ===============  ===============   ===============  ===============
DEBT SECURITIES NET GAINS.............................     $        372                       $        370
                                                          ===============                    ===============

The unrealized losses of $149 thousand consist of 14 investment grade securities, 12 of which have been in an unrealized loss position for less than 12 months.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. [end italic]

SOURCES OF NET INVESTMENT INCOME:                                                       YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------
Debt securities........................................................     $      1,359     $        865     $        259
Cash and cash equivalents..............................................               22               57              213
                                                                           ---------------  ---------------  ---------------
Total investment income................................................            1,381              922              472
  Less:  Investment expenses...........................................               30               11                9
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME..................................................     $      1,351     $        911     $        463
                                                                           ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                          YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities gains..................................................     $         29     $        193     $         44
Debt securities losses.................................................              (47)              --               (6)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES).................................     $        (18)    $        193     $         38
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes. [end italic]


SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                         YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------
Net unrealized gains (losses) on debt securities.......................     $          2     $       (150)    $        329
Applicable income taxes (benefit)......................................                1              (53)             115
                                                                           ---------------  ---------------  ---------------
Net unrealized gains (losses) included in other comprehensive income...     $          1     $        (97)    $        214
                                                                           ===============  ===============  ===============

The maturities of general account debt securities, by contractual sinking fund payment and maturity, as of December 31, 2004 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we have the right to put or sell the obligations back to the issuers.

COST OF GENERAL ACCOUNT DEBT SECURITIES BY MATURITY:                                                         AS OF DEC 31,
($ amounts in thousands)                                                                                          2004
                                                                                                             ---------------
Due in one year or less...................................................................................    $        503
Due after one year through five years.....................................................................           2,407
Due after five years through ten years....................................................................          14,095
Due after ten years.......................................................................................          12,024
                                                                                                             ---------------
TOTAL.....................................................................................................    $     29,029
                                                                                                             ===============


4.       SEPARATE ACCOUNTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable life insurance contracts.

[begin italic] Separate account assets and liabilities related to policyholder funds are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]


5.       INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax basis, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings. [end italic]

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------
Current income taxes (benefit).........................................     $        702     $         11     $       (305)
Deferred income taxes (benefit)........................................              (88)            (692)             977
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME........................              614             (681)             672
Deferred income taxes (benefit) applicable to
  other comprehensive income...........................................                1              (53)             115
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............     $        615     $       (734)    $        787
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)..........................................     $         34     $         --     $       (114)
                                                                           ===============  ===============  ===============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                        2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income (loss) before income taxes......................................     $      1,769     $     (1,947)    $      1,945
                                                                           ---------------  ---------------  ---------------
Income taxes (benefit) at statutory rate of 35.0%......................              619             (682)             681
Benefit attributable to tax advantaged investment income...............               (5)              --               (7)
Other, net.............................................................               --                1               (2)
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT)......................................     $        614     $       (681)    $        672
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates...................................            34.7%             35.0%           34.6%
                                                                           ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ amounts in thousands)                                                                    --------------------------------
                                                                                                 2004             2003
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits............................................................     $        897     $      1,139
Net operating loss carryover benefits...................................................            1,594            1,585
Other...................................................................................                2               28
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS........................................................            2,493            2,752
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................            2,471            2,819
Investments.............................................................................              130              129
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................            2,601            2,948
                                                                                            ---------------  ---------------
NET DEFERRED INCOME TAX LIABILITY.......................................................     $        108     $        196
                                                                                            ===============  ===============

For the year ended December 31, 2004, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future. For tax years ending on or before December 31, 2003, we filed separate company tax returns as required by Internal Revenue Code 1504(c).

At December 31, 2004, we had net operating loss carryforwards of $4.5 million for federal income tax purposes of which $1.1 million and $3.4 million expire in 2017 and 2018, respectively. We believe that the tax benefits of these losses and all other deferred tax assets will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed by us through a cost allocation process. The expenses allocated to us or paid by Phoenix Life on our behalf were $2.4 million, $5.4 million and $4.9 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $0.3 million and $0.2 million as of December 31, 2004 and 2003, respectively.

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us under this arrangement were $28 thousand, $9 thousand and $9 thousand for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $20 thousand and $9 thousand as of December 31, 2004 and 2003, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our variable life and annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, WS Griffith Securities, Inc. (Griffith), as well as other outside broker dealers who are licensed to sell our contracts. During the years ended December 31, 2004, 2003 and 2002, we incurred commissions of $0.2 million, $0.9 million and $1.7 million, respectively, for contracts underwritten by PEPCO. Amounts payable to PEPCO were $17 thousand and $204 thousand as of December 31, 2004 and 2003, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. We reimbursed Phoenix Life for commissions paid on our behalf of $0.7 million, $4.6 million and $4.4 million for the years ended December 31, 2004, 2003 and 2002, respectively. Commission amounts payable to Phoenix Life were $71 thousand and $214 thousand as of December 31, 2004 and 2003, respectively.

Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sells and services certain of our life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $39 thousand during the five months ended May 31 2004, as well as $0.3 million and $0.8 million for the years ended December 31, 2003 and 2002, respectively. The amount payable to Griffith was $10 thousand as of December 31, 2003. Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.


7.   EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but also to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.

8.       OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities in accumulated other comprehensive income. Changes in unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. [end italic]

Accumulated other comprehensive income at December 31, 2004 and 2003 was comprised solely of unrealized gains on investments of $242 thousand and $241 thousand, respectively. These amounts are net of applicable deferred income taxes of $130 thousand and $129 thousand at December 31, 2004 and 2003, respectively.


9.       FAIR VALUE OF FINANCIAL INSTRUMENTS

Cash and cash equivalents are carried at amounts that approximate fair value. Debt securities are also carried at fair value as described in Note 3 to these financial statements. The fair value of policy loans at December 31, 2004 and 2003 is estimated to be equal to their carrying value at those dates.


10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2004, 2003 and 2002. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.


STATUTORY FINANCIAL DATA FOR PHOENIX LIFE AND ANNUITY COMPANY:                   AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------
Statutory capital and surplus..........................................     $     12,374     $     10,867     $     10,425
Asset valuation reserve................................................               70               45               29
                                                                           ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $     12,444     $     10,912     $     10,454
                                                                           ===============  ===============  ===============
STATUTORY GAIN (LOSS) FROM OPERATIONS..................................     $      1,439     $     (4,518)    $     (3,481)
                                                                           ===============  ===============  ===============
STATUTORY NET INCOME (LOSS)............................................     $      1,439     $     (4,541)    $     (3,482)
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut-domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2005 without prior approval.

--------------------------------------------------------------------------------

                              EXECUTIVE BENEFIT-VUL

--------------------------------------------------------------------------------

                                                                     [VERSION C]

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2005

                                  _____________

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting us at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.

                                  _____________

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Phoenix Life and Annuity Company .........................................     2

The Separate Account .....................................................     2

The Policy ...............................................................     3

Servicing Agent ..........................................................     3


Underwriter and Sales of the Policies ....................................     3

Performance History ......................................................     4

Voting Rights ............................................................     6

Safekeeping of the Separate Account's Assets .............................     7

State Regulation .........................................................     7

Reports ..................................................................     7

Experts ..................................................................     7


Separate Account Financial Statements ....................................  SA-1

Company Financial Statements .............................................   F-1

                                  _____________

If you have any questions, please contact us at:    [envelope] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                   P.O. Box 8027
                                                                   Boston, MA 02266-8027
                                                               VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                 (800) 417-4769

PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

We are Phoenix Life and Annuity Company, a Connecticut stock life insurance company incorporated November 2, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06115.

Phoenix Life and Annuity Company ("PLAC") is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company established the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account") as a separate account under Connecticut insurance law on July 1, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix Life and Annuity Company. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix Life and Annuity Company.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

We do not guarantee the investment performance of the Separate Account nor any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. We redeem fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

     (A) + (B)
     --------- - (D) where:
        (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix Life and Annuity Company can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
This policy is nonparticipating and does not pay dividends.


REDUCTION IN CHARGES
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

>   the number of insureds,

>   total premiums expected to be paid,

>   total assets under management for the policyowner,

>   the nature of the relationship among individual insureds,

>   the purpose for which the policies are being purchased,

> where there is a preexisting relationship with us, such as being an employee of PLAC or its affiliates and their spouses; or employees or agents who retire from PLAC or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

> internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

> other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

SERVICING AGENT
--------------------------------------------------------------------------------

The Phoenix Edge Series Fund located at 101 Munson Street, Greenfield, MA 01301 reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 10 Krey Boulevard, East Greenbush, New York 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

--------------------------------------------------
  YEAR ENDED DECEMBER 31,            FEE PAID
--------------------------------------------------
          2002                          N/A
--------------------------------------------------
          2003                     $1.7 Million
--------------------------------------------------
          2004                     $2.2 Million
--------------------------------------------------

UNDERWRITER AND SALES OF THE POLICIES
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06115. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.

PEPCO, an affiliate of PLAC, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PLAC. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.

Policies may be purchased from broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix Life and Annuity Company will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the policies, including the recruitment and training of personnel, production of promotional literature and similar services.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2004:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period: ......................................  $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period: ..................................................  $1.000288
Calculation:
   Ending account value ......................................................  $1.000288
   Less beginning account value ..............................................  $1.000000
   Net change in account value ...............................................  $0.000288
Base period return:
   (adjusted change/beginning account value) .................................  $0.000288
Current annual yield = return x (365/7) = ........................................  1.50%
Effective annual yield = [(1 + return)(365/7)] - 1 = .............................  1.51%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                           SERIES                          INCEPTION DATE   1 YEAR     5 YEARS     10 YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         5/1/1990      20.78%      -2.80%       7.68%          7.22%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                   12/15/1999       4.21%      -9.53%                     -8.39%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                        8/12/2002       2.12%                                 21.09%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             7/14/1997       9.84%      -3.77%                      4.27%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995      34.69%      23.82%                     17.08%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                      12/31/1982       4.97%     -11.69%       4.92%         11.79%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                     3/2/1998      10.48%      -1.32%                      4.13%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                     8/15/2000       9.69%                                 -7.50%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                 9/17/1984       7.46%       3.14%       9.34%         10.88%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                          3/2/1998      12.92%       3.44%                      7.42%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          10/8/1982       0.79%       2.53%       3.84%          5.40%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series            12/31/1982       6.84%       8.75%       9.02%          9.51%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series           6/2/2003       5.33%                                  5.26%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                        8/12/2002       5.26%                                  8.32%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 8/12/2002      25.68%                                 19.38%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            8/12/2002      15.86%                                 16.51%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                              12/15/1999       4.67%       0.01%                      0.50%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  8/15/2000      10.04%                                -17.41%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998      20.41%      17.42%                      8.75%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series            11/20/2000      22.67%                                 18.19%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998       6.72%      -4.63%                      5.03%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        1/29/1996       5.44%      -9.56%                      6.50%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            5/5/1993       6.63%      -6.51%       8.36%          9.00%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                            9/10/2001      13.82%                                 10.30%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  5/5/1993       5.77%      -7.19%       8.67%          9.03%
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    1/25/1995       8.19%      -9.45%                     14.96%
-----------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II             3/28/1994       3.61%       6.56%       6.11%          5.91%
-----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            3/1/1994      10.46%       4.77%       7.59%          6.61%
-----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                  11/3/1997      15.34%       1.85%                      8.24%
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                           11/3/1997       7.06%      -5.14%                      0.52%
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                         11/3/1997       3.26%      -6.88%                      4.24%
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                11/8/1996      12.63%       8.55%                      9.37%
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                 9/27/1996      24.71%       3.54%                      0.36%
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                            5/11/1992      18.53%       0.92%       8.61%          9.27%
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                      11/28/1988      15.72%       5.64%      11.08%         10.48%
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             3/15/1994      16.03%       4.59%       9.74%          9.27%
-----------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                        11/4/1997      14.89%      13.26%                      9.12%
-----------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                    11/30/2001       7.89%                                 10.98%
-----------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                 12/11/1989      12.65%       5.49%      12.77%         12.54%
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                      9/15/1999      24.04%      18.12%                     16.72%
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                5/1/2003     -10.67%                                 -6.93%
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                5/7/1997      14.62%      -8.98%                      2.66%
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                     5/1/2002      10.71%                                  4.19%
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                        8/22/1997      19.07%      -4.81%                      1.71%
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                            10/1/1997      10.59%      -2.58%                      4.60%
-----------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                        11/30/1999      -1.64%     -21.93%                    -18.23%
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                   2/1/1999      24.34%       1.45%                     12.20%
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                5/1/1995      30.27%      -1.04%                     16.49%
-----------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                 2/1/1999      19.31%      11.46%                     15.21%
-----------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 5/1/1995      18.33%       7.60%                     16.37%
-----------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

         The Dow Jones Industrial Average(SM) (DJIA)
         First Boston High Yield Index
         Salomon Brothers Corporate Index
         Salomon Brothers Government Bond Index
         Standard & Poor's 500 Index(R) (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

         Lipper Analytical Services
         Morningstar, Inc.
         Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

         Barron's
         Business Week
         Changing Times
         Consumer Reports
         Financial Planning
         Financial Services Weekly
         Forbes
         Fortune
         Investor's Business Daily
         Money
         The New York Times
         Personal Investor
         Registered Representative
         U.S. News and World Report
         The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.

VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


STATE REGULATION

--------------------------------------------------------------------------------

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments we make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account (Executive Benefit-VUL) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Joseph P. DeCresce, Counsel and Brian Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided opinions on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

A N N U A L   R E P O R T

                              Executive Benefit-VUL

                                     V a r i a b l e  U n i v e r s a l  L i f e











P H O E N I X  L I F E  A N D  A N N U I T Y  V A R I A B L E  U N I V E R S A L
                                                          L I F E  A C C O U N T
                                                               DECEMBER 31, 2004


















                                [LOGO]PHOENIX(R)

                  L0134AR (C) 2005 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004


                                                            PHOENIX-                           PHOENIX-ALLIANCE/    PHOENIX-DUFF &
                                                            ABERDEEN         PHOENIX-AIM          BERNSTEIN          PHELPS REAL
                                                          INTERNATIONAL        GROWTH           ENHANCED INDEX    ESTATE SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $        11,131    $       190,907    $        38,696     $        60,921
                                                        =================  =================  =================   =================
     Investment at market                                $        17,216          $ 151,646    $        33,632     $        84,294
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             17,216            151,646             33,632              84,294
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        17,216    $       151,646    $        33,632     $        84,294
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     4,588             90,026             13,615              12,967
                                                        =================  =================  =================   =================
Unit value                                               $      3.752026    $      1.684469    $      2.470239     $      6.500640
                                                        =================  =================  =================   =================

                                                                               PHOENIX-            PHOENIX-           PHOENIX-
                                                            PHOENIX-           ENGEMANN            ENGEMANN           ENGEMANN
                                                            ENGEMANN          GROWTH AND          SMALL-CAP          STRATEGIC
                                                         CAPITAL GROWTH         INCOME              GROWTH           ALLOCATION
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        24,441    $        46,256    $        29,333     $        47,306
                                                        =================  =================  =================   =================
     Investment at market                                $        16,836    $        50,439    $        34,206     $        50,610
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             16,836             50,439             34,206              50,610
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        16,836    $        50,439    $        34,206     $        50,610
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    10,774             18,636             11,164              14,643
                                                        =================  =================  =================   =================
Unit value                                               $      1.562661    $      2.706514    $      3.064102     $      3.456229
                                                        =================  =================  =================   =================

                                                                                                   PHOENIX-
                                                             PHOENIX-           PHOENIX-        GOODWIN MULTI-
                                                          ENGEMANN VALUE     GOODWIN MONEY       SECTOR FIXED        PHOENIX-
                                                             EQUITY             MARKET              INCOME         NORTHERN DOW 30
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $        16,788    $       151,553    $       114,377     $        15,513
                                                        =================  =================  =================   =================
     Investment at market                                $        16,945    $       151,553    $       118,097     $        16,773
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             16,945            151,553            118,097              16,773
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        16,945    $       151,553    $       118,097     $        16,773
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     5,695             48,369             28,410               5,238
                                                        =================  =================  =================   =================
Unit value                                               $      2.975449    $      3.133242    $      4.156853     $      3.202222
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)

                                                             PHOENIX-
                                                             NORTHERN        PHOENIX-SANFORD
                                                            NASDAQ-100        BERNSTEIN MID-   PHOENIX-SENECA      PHOENIX-SENECA
                                                             INDEX(R)           CAP VALUE      MID-CAP GROWTH      STRATEGIC THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $        28,576    $        53,072    $        16,815     $        30,976
                                                        =================  =================  =================   =================
     Investment at market                                $        33,819    $        67,659    $        16,826     $        16,803
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             33,819             67,659             16,826              16,803
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        33,819    $        67,659    $        16,826     $        16,803
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    11,703             10,700              9,223              11,250
                                                        =================  =================  =================   =================
Unit value                                               $      2.889789    $      6.323424    $      1.824416     $      1.493567
                                                        =================  =================  =================   =================

                                                                             FEDERATED FUND     FEDERATED HIGH
                                                         ALGER AMERICAN          FOR U.S.        INCOME BOND
                                                            LEVERAGED          GOVERNMENT          FUND II --
                                                             ALLCAP           SECURITIES II     PRIMARY SHARES   VIP CONTRAFUND(R)
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $        16,031    $        65,751    $        15,565     $        58,158
                                                        =================  =================  =================   =================
     Investment at market                                $        16,856    $        67,440    $        16,852     $        67,595
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             16,856             67,440             16,852              67,595
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        16,856    $        67,440    $        16,852     $        67,595
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     6,186             18,756              4,125              17,281
                                                        =================  =================  =================   =================
Unit value                                               $      2.724915    $      3.595562    $      4.085100     $      3.911515
                                                        =================  =================  =================   =================

                                                                                                                     TEMPLETON
                                                                                                                     DEVELOPING
                                                           VIP GROWTH                            MUTUAL SHARES        MARKETS
                                                          OPPORTUNITIES        VIP GROWTH         SECURITIES         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $            75    $        31,356    $        14,379     $        12,975
                                                        =================  =================  =================   =================
     Investment at market                                $            78    $        33,786    $        16,933     $       17,168
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                                 78             33,786             16,933              17,168
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $            78    $        33,786    $        16,933     $        17,168
                                                        =================  =================  =================   =================
Accumulation units outstanding                                        25             12,691              4,622               3,981
                                                        =================  =================  =================   =================
Unit value                                               $      3.094097    $      2.662106    $      3.663940     $      4.312075
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)


                                                           TEMPLETON           TEMPLETON         SCUDDER VIT
                                                          GLOBAL ASSET          GROWTH          EAFE(R) EQUITY
                                                           ALLOCATION          SECURITIES           INDEX            TECHNOLOGY
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                  $        15,165    $        28,639    $        44,262     $       428,975
                                                        =================  =================  =================   =================
     Investment at market                                $        17,035    $        34,057    $        51,490     $       287,758
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             17,035             34,057             51,490             287,758
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        17,035    $        34,057    $        51,490     $       287,758
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     4,036              9,151             20,156             382,067
                                                        =================  =================  =================   =================
Unit value                                               $      4.220991    $      3.721629    $      2.554629     $      0.753162
                                                        =================  =================  =================   =================

                                                               WANGER                            WANGER U.S.
                                                           INTERNATIONAL                           SMALLER
                                                             SMALL CAP       WANGER SELECT        COMPANIES
                                                             SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        54,105    $        27,938    $        76,549
                                                        =================  =================  =================
     Investment at market                                $        51,653    $        33,986    $       101,799
                                                        -----------------  -----------------  -----------------
         Total assets                                             51,653             33,986            101,799
LIABILITIES
     Accrued expenses                                                  -                  -                  -
                                                        -----------------  -----------------  -----------------
NET ASSETS                                               $        51,653    $        33,986    $       101,799
                                                        =================  =================  =================
Accumulation units outstanding                                    17,101              6,765             20,667
                                                        =================  =================  =================
Unit value                                               $      3.020597    $      5.024027    $      4.925621
                                                        =================  =================  =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                            PHOENIX-                           PHOENIX-ALLIANCE/    PHOENIX-DUFF &
                                                            ABERDEEN         PHOENIX-AIM          BERNSTEIN          PHELPS REAL
                                                          INTERNATIONAL         GROWTH          ENHANCED INDEX    ESTATE SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $           419    $           142    $           455     $         1,659
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   3
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         419                142                455               1,656
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     220               (476)                31               3,151
Net realized gain distribution from Fund                               -                  -                  -               6,734
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,273              5,683              2,331              12,067
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      2,493              5,207              2,362              21,952
Net increase (decrease) in net assets resulting from
     operations                                          $         2,912    $         5,349    $         2,817     $        23,608
                                                        =================  =================  =================   =================

                                                                               PHOENIX-            PHOENIX-           PHOENIX-
                                                            PHOENIX-           ENGEMANN            ENGEMANN           ENGEMANN
                                                            ENGEMANN          GROWTH AND          SMALL-CAP          STRATEGIC
                                                         CAPITAL GROWTH         INCOME              GROWTH           ALLOCATION
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           154    $           554    $             -     $         1,198
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  2                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         154                552                  -               1,198
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     698              1,140                209                 (55)
Net realized gain distribution from Fund                               -                  -                  -               1,274
Net change in unrealized appreciation (depreciation)
     on investment                                                   514              3,157              2,630                 713
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      1,212              4,297              2,839               1,932
Net increase (decrease) in net assets resulting from
     operations                                          $         1,366    $         4,849    $         2,839     $         3,130
                                                        =================  =================  =================   =================

                                                                                                   PHOENIX-
                                                             PHOENIX-           PHOENIX-        GOODWIN MULTI-
                                                          ENGEMANN VALUE      GOODWIN MONEY       SECTOR FIXED        PHOENIX-
                                                             EQUITY             MARKET              INCOME         NORTHERN DOW 30
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $           181    $         1,354    $         5,646     $           260
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         181              1,354              5,646                 260
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                    (753)                 -               (208)                 41
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,088                  -              1,472                 433
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      1,335                  -              1,264                 474
Net increase (decrease) in net assets resulting from
     operations                                          $         1,516    $         1,354    $         6,910     $           734
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                             PHOENIX-
                                                             NORTHERN        PHOENIX-SANFORD
                                                            NASDAQ-100        BERNSTEIN MID-   PHOENIX-SENECA      PHOENIX-SENECA
                                                             INDEX(R)           CAP VALUE      MID-CAP GROWTH      STRATEGIC THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $           188    $           107    $             -     $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                 (1)                 -                  (1)
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         188                108                  -                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      78                397             (6,135)                168
Net realized gain distribution from Fund                               -              4,715                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,780              5,654              4,297                  36
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      2,858             10,766             (1,838)                204
Net increase (decrease) in net assets resulting from
     operations                                          $         3,046    $        10,874    $        (1,838)    $           205
                                                        =================  =================  =================   =================

                                                                             FEDERATED FUND      FEDERATED HIGH
                                                         ALGER AMERICAN          FOR U.S.         INCOME BOND
                                                            LEVERAGED          GOVERNMENT           FUND II --
                                                             ALLCAP           SECURITIES II      PRIMARY SHARES   VIP CONTRAFUND(R)
                                                          SUBACCOUNT(2)        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $             -    $         2,890    $           932     $            34
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                           -              2,890                932                  34
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      23                 16                 33                 405
Net realized gain distribution from Fund                               -                337                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                   825             (1,065)               560               7,813
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        848               (712)               593               8,218
Net increase (decrease) in net assets resulting from
     operations                                          $           848    $         2,178    $         1,525     $         8,252
                                                        =================  =================  =================   =================

                                                                                                                     TEMPLETON
                                                                                                                     DEVELOPING
                                                           VIP GROWTH                            MUTUAL SHARES        MARKETS
                                                          OPPORTUNITIES        VIP GROWTH         SECURITIES         SECURITIES
                                                          SUBACCOUNT(1)        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $            60    $            21    $           124     $           305
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                          60                 21                124                 305
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                    (304)               (58)                44                 163
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                     3              2,070              1,624               2,944
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                       (301)             2,012              1,668               3,107
Net increase (decrease) in net assets resulting from
     operations                                          $          (241)   $         2,033    $         1,792     $         3,412
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                           TEMPLETON          TEMPLETON           TEMPLETON           SCUDDER VIT
                                                            FOREIGN          GLOBAL ASSET           GROWTH          EAFE(R) EQUITY
                                                           SECURITIES         ALLOCATION          SECURITIES            INDEX
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $             -    $           451    $           375     $         1,539
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                           -                451                375               1,538
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       1                 41                278                (828)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                     2              1,859              3,932               7,130
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                          3              1,900              4,210               6,302
Net increase (decrease) in net assets resulting from
     operations                                          $             3    $         2,351    $         4,585     $         7,840
                                                        =================  =================  =================   =================

                                                                                  WANGER                             WANGER U.S.
                                                                              INTERNATIONAL                            SMALLER
                                                            TECHNOLOGY          SMALL CAP       WANGER SELECT         COMPANIES
                                                            SUBACCOUNT          SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $             -    $           276    $             -     $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                            (18)                 -                  -                   3
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                          18                276                  -                  (3)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   2,347              5,863                (32)                231
Net realized gain distribution from Fund                               -                  -                 13                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                (6,544)               605              2,851              13,826
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     (4,197)             6,468              2,832              14,057
Net increase (decrease) in net assets resulting from
     operations                                          $        (4,179)   $         6,744    $         2,832     $        14,054
                                                        =================  =================  =================   =================









Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date February 5, 2004 to December 31, 2004.
(2) From inception date May 28, 2004 to December 31, 2004.

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                            PHOENIX-                           PHOENIX-ALLIANCE/    PHOENIX-DUFF &
                                                            ABERDEEN         PHOENIX-AIM          BERNSTEIN          PHELPS REAL
                                                          INTERNATIONAL         GROWTH          ENHANCED INDEX    ESTATE SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           419    $           142    $           455     $         1,656
         Net realized gain (loss)                                    220               (476)                31               9,885
         Net change in unrealized appreciation
            (depreciation) on investment                           2,273              5,683              2,331              12,067
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        2,912              5,349              2,817              23,608
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      3,092             30,917              6,183              12,366
         Participant transfers                                    (2,554)           (10,755)              (956)             (3,684)
         Participant withdrawals                                       -             (3,073)              (699)             (2,256)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                            538             17,089              4,528               6,426
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            3,450             22,438              7,345              30,034
NET ASSETS
     Beginning of period                                          13,766            129,208             26,287              54,260
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        17,216    $       151,646    $        33,632     $        84,294
                                                        =================  =================  =================   =================

                                                                               PHOENIX-            PHOENIX-           PHOENIX-
                                                            PHOENIX-           ENGEMANN            ENGEMANN           ENGEMANN
                                                            ENGEMANN          GROWTH AND          SMALL-CAP          STRATEGIC
                                                         CAPITAL GROWTH         INCOME              GROWTH           ALLOCATION
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           154    $           552    $             -     $         1,198
         Net realized gain (loss)                                    698              1,140                209               1,219
         Net change in unrealized appreciation
            (depreciation) on investment                             514              3,157              2,630                 713
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        1,366              4,849              2,839               3,130
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      6,183              9,275              6,184               9,275
         Participant transfers                                   (15,907)           (15,442)               152                 136
         Participant withdrawals                                    (699)            (1,137)              (508)             (1,014)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (10,423)            (7,304)             5,828               8,397
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (9,057)            (2,455)             8,667              11,527
NET ASSETS
     Beginning of period                                          25,893             52,894             25,539              39,083
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        16,836    $        50,439    $        34,206     $        50,610
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                                                                   PHOENIX-
                                                             PHOENIX-           PHOENIX-        GOODWIN MULTI-
                                                          ENGEMANN VALUE      GOODWIN MONEY       SECTOR FIXED        PHOENIX-
                                                             EQUITY             MARKET              INCOME         NORTHERN DOW 30
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           181    $         1,354    $         5,646     $           260
         Net realized gain (loss)                                   (753)                 -               (208)                 41
         Net change in unrealized appreciation
            (depreciation) on investment                           2,088                  -              1,472                 433
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        1,516              1,354              6,910                 734
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      6,183             30,916              9,275               3,092
         Participant transfers                                   (16,702)            10,490             65,478 (a)             (88)
         Participant withdrawals                                    (479)            (3,797)            (2,201)               (296)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (10,998)            37,609             72,552               2,708
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (9,482)            38,963             79,462               3,442
NET ASSETS
     Beginning of period                                          26,427            112,590             38,635              13,331
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        16,945    $       151,553    $       118,097     $        16,773
                                                        =================  =================  =================   =================

                                                             PHOENIX-
                                                             NORTHERN        PHOENIX-SANFORD
                                                            NASDAQ-100        BERNSTEIN MID-   PHOENIX-SENECA      PHOENIX-SENECA
                                                             INDEX(R)           CAP VALUE      MID-CAP GROWTH      STRATEGIC THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           188    $           108    $             -     $             1
         Net realized gain (loss)                                     78              5,112             (6,135)                168
         Net change in unrealized appreciation
            (depreciation) on investment                           2,780              5,654              4,297                  36
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        3,046             10,874             (1,838)                205
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      6,183              9,275              3,091               6,183
         Participant transfers                                    (1,267)             8,226              3,172             (14,692)
         Participant withdrawals                                       -             (1,320)              (169)               (633)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                          4,916             16,181              6,094              (9,142)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            7,962             27,055              4,256              (8,937)
NET ASSETS
     Beginning of period                                          25,857             40,604             12,570              25,740
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        33,819    $        67,659    $        16,826     $        16,803
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                                             FEDERATED FUND      FEDERATED HIGH
                                                         ALGER AMERICAN          FOR U.S.         INCOME BOND
                                                            LEVERAGED          GOVERNMENT           FUND II --
                                                             ALLCAP           SECURITIES II      PRIMARY SHARES   VIP CONTRAFUND(R)
                                                          SUBACCOUNT(2)        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $             -    $         2,890    $           932     $            34
         Net realized gain (loss)                                     23                353                 33                 405
         Net change in unrealized appreciation
            (depreciation) on investment                             825             (1,065)               560               7,813
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                          848              2,178              1,525               8,252
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -             15,458              3,092               3,092
         Participant transfers                                    16,008            (23,974)              (284)             43,152
         Participant withdrawals                                       -             (1,758)              (348)                  -
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         16,008            (10,274)             2,460              46,244
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           16,856             (8,096)             3,985              54,496
NET ASSETS
     Beginning of period                                               -             75,536             12,867              13,099
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        16,856    $        67,440    $        16,852     $        67,595
                                                        =================  =================  =================   =================

                                                                                                                     TEMPLETON
                                                                                                                     DEVELOPING
                                                           VIP GROWTH                            MUTUAL SHARES        MARKETS
                                                          OPPORTUNITIES        VIP GROWTH         SECURITIES         SECURITIES
                                                          SUBACCOUNT(1)        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $            60    $            21    $           124     $           305
         Net realized gain (loss)                                   (304)               (58)                44                 163
         Net change in unrealized appreciation
            (depreciation) on investment                               3              2,070              1,624               2,944
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                         (241)             2,033              1,792               3,412
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      3,092              3,092              3,092               3,092
         Participant transfers                                    (2,773)            16,147               (964)             (2,998)
         Participant withdrawals                                       -               (421)              (337)                (20)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                            319             18,818              1,791                  74
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               78             20,851              3,583               3,486
NET ASSETS
     Beginning of period                                               -             12,935             13,350              13,682
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $            78    $        33,786    $        16,933     $        17,168
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                           TEMPLETON          TEMPLETON           TEMPLETON         SCUDDER VIT
                                                            FOREIGN          GLOBAL ASSET          GROWTH          EAFE(R) EQUITY
                                                           SECURITIES         ALLOCATION          SECURITIES           INDEX
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $             -    $           451    $           375     $         1,538
         Net realized gain (loss)                                      1                 41                278                (828)
         Net change in unrealized appreciation
            (depreciation) on investment                               2              1,859              3,932               7,130
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                            3              2,351              4,585               7,840
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -                  -              6,183              12,366
         Participant transfers                                       (98)            14,591             (2,950)             (8,272)
         Participant withdrawals                                       -                  -               (779)             (1,430)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                            (98)            14,591              2,454               2,664
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              (95)            16,942              7,039              10,504
NET ASSETS
     Beginning of period                                              95                 93             27,018              40,986
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $             -    $        17,035    $        34,057     $        51,490
                                                        =================  =================  =================   =================






                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)


                                                                                  WANGER                             WANGER U.S.
                                                                              INTERNATIONAL                            SMALLER
                                                            TECHNOLOGY          SMALL CAP       WANGER SELECT         COMPANIES
                                                            SUBACCOUNT          SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $            18    $           276    $             -     $            (3)
         Net realized gain (loss)                                  2,347              5,863                (19)                231
         Net change in unrealized appreciation
            (depreciation) on investment                          (6,544)               605              2,851              13,826
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       (4,179)             6,744              2,832              14,054
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     55,650              9,275              3,092              15,458
         Participant transfers                                     2,283             (3,371)            15,767              10,361
         Participant withdrawals                                  (4,501)              (922)              (339)             (1,689)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         53,432              4,982             18,520              24,130
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           49,253             11,726             21,352              38,184
NET ASSETS
     Beginning of period                                         238,505             39,927             12,634              63,615
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       287,758    $        51,653    $        33,986     $       101,799
                                                        =================  =================  =================   =================













Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date February 5, 2004 to December 31, 2004.
(2) From inception date May 28, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                          PHOENIX-        PHOENIX-ALLIANCE/     PHOENIX-DUFF &         PHOENIX-
                                          ABERDEEN            BERNSTEIN          PHELPS REAL           ENGEMANN
                                       INTERNATIONAL        ENHANCED INDEX    ESTATE SECURITIES     CAPITAL GROWTH
                                        SUBACCOUNT(1)         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                      ----------------    -----------------   -----------------   ------------------
FROM OPERATIONS
   Net investment income (loss)       $            292    $             280   $           1,599   $               24
   Net realized gain (loss)                      1,470                 (116)              2,338                  949
   Net change in unrealized
      appreciation (depreciation)
      on investments                             3,812                6,166              11,533                5,952
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease)
      resulting from operations                  5,574                6,330              15,470                6,925
                                      ----------------    -----------------   -----------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          5,079                8,041              13,998                8,866
   Participant transfers                         3,113+             (10,489)            (10,668)             (11,769)
   Participant withdrawals                           -                 (804)             (1,270)                (879)
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease)
      in net assets resulting from
      participant transactions                   8,192               (3,252)              2,060               (3,782)
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) in net
      assets                                    13,766                3,078              17,530                3,143
NET ASSETS
   Beginning of period                               -               23,209              36,730               22,750
                                      ----------------    -----------------   -----------------   ------------------
   End of period                      $         13,766    $          26,287   $          54,260   $           25,893
                                      ================    =================   =================   ==================

                                           PHOENIX-                                PHOENIX-
                                        ENGEMANN SMALL        PHOENIX-          GOODWIN MULTI-
                                           & MID-CAP        GOODWIN MONEY        SECTOR FIXED        PHOENIX-JANUS
                                            GROWTH             MARKET               INCOME          FLEXIBLE INCOME
                                          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                      ----------------    -----------------   -----------------   ------------------
FROM OPERATIONS
   Net investment income (loss)       $              -    $             691   $           2,016   $            1,780
   Net realized gain (loss)                          8                    -                   6                1,264
   Net change in unrealized
      appreciation (depreciation)
      on investments                             2,243                    -               2,078                 (203)
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) resulting
      from operations                            2,251                  691               4,100                2,841
                                      ----------------    -----------------   -----------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                            962               32,189               8,935               14,892
   Participant transfers                        22,514               12,342               4,474               11,224
   Participant withdrawals                        (188)              (3,077)               (897)              (1,647)
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                  23,288               41,454              12,512               24,469
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) in net
      assets                                    25,539               42,145              16,612               27,310
NET ASSETS
   Beginning of period                               -               70,445              22,023               35,729
                                      ----------------    -----------------   -----------------   ------------------
   End of period                      $         25,539    $         112,590   $          38,635   $           63,039
                                      ================    =================   =================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                   PHOENIX-
                                        PHOENIX-MFS                                NORTHERN            PHOENIX-
                                      INVESTORS GROWTH        PHOENIX-            NASDAQ-100        OAKHURST GROWTH
                                            STOCK          NORTHERN DOW 30         INDEX(R)           AND INCOME
                                         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                      ----------------    -----------------   -----------------   ------------------
FROM OPERATIONS
   Net investment income (loss)       $              -    $             178   $               -   $              357
   Net realized gain (loss)                      1,971                    4                 394                   17
   Net change in unrealized
      appreciation (depreciation)
      on investments                            20,239                2,554               4,644                7,130
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) resulting
      from operations                           22,210                2,736               5,038                7,504
                                      ----------------    -----------------   -----------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                         33,952                2,979               3,083                6,921
   Participant transfers                       (15,297)++                66               9,204               23,808
   Participant withdrawals                      (3,312)                (272)                  -                 (816)
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                  15,343                2,773              12,287               29,913
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) in net
      assets                                    37,553                5,509              17,325               37,417
NET ASSETS
   Beginning of period                          91,655                7,822               8,532               15,477
                                      ----------------    -----------------   -----------------   ------------------
   End of period                      $        129,208    $          13,331   $          25,857   $           52,894
                                      ================    =================   =================   ==================

                                          PHOENIX-
                                          OAKHURST             PHOENIX-        PHOENIX-SANFORD
                                          STRATEGIC         OAKHURST VALUE      BERNSTEIN MID-      PHOENIX-SENECA
                                         ALLOCATION             EQUITY            CAP VALUE         MID-CAP GROWTH
                                         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                      ----------------    -----------------   -----------------   ------------------
FROM OPERATIONS
   Net investment income (loss)       $            693    $             248   $              63   $                -
   Net realized gain (loss)                          3                  768               1,689                 (570)
   Net change in unrealized
      appreciation (depreciation)
      on investments                             4,200                4,965              10,431                4,863
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) resulting
      from operations                            4,896                5,981              12,183                4,293
                                      ----------------    -----------------   -----------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          6,851                8,041               8,935                5,062
   Participant transfers                        12,944               (9,667)             (3,832)             (10,901)
   Participant withdrawals                        (683)                (607)               (935)                (448)
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                  19,112               (2,233)              4,168               (6,287)
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) in net
      assets                                    24,008                3,748              16,351               (1,994)
NET ASSETS
   Beginning of period                          15,075               22,679              24,253               14,564
                                      ----------------    -----------------   -----------------   ------------------
   End of period                      $         39,083    $          26,427   $          40,604   $           12,570
                                      ================    =================   =================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                            FEDERATED FUND      FEDERATED HIGH
                                                               FOR U.S.          INCOME BOND
                                       PHOENIX-SENECA         GOVERNMENT          FUND II --
                                       STRATEGIC THEME       SECURITIES II      PRIMARY SHARES     VIP CONTRAFUND(R)
                                         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                      ----------------    -----------------   -----------------   ------------------
FROM OPERATIONS
   Net investment income (loss)       $              -    $           2,252   $             585   $               28
   Net realized gain (loss)                        107                  477                   3                   26
   Net change in unrealized
      appreciation (depreciation)
      on investments                             6,434                 (925)              1,413                2,706
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) resulting
      from operations                            6,541                1,804               2,001                2,760
                                      ----------------    -----------------   -----------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          5,963               24,123               2,979                3,015
   Participant transfers                          (942)             (12,065)                790                   47
   Participant withdrawals                        (602)              (2,242)               (300)                   -
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                   4,419                9,816               3,469                3,062
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) in net
      assets                                    10,960               11,620               5,470                5,822
NET ASSETS
   Beginning of period                          14,780               63,916               7,397                7,277
                                      ----------------    -----------------   -----------------   ------------------
   End of period                      $         25,740    $          75,536   $          12,867   $           13,099
                                      ================    =================   =================   ==================

                                                                                  TEMPLETON
                                                                                  DEVELOPING           TEMPLETON
                                                             MUTUAL SHARES          MARKETS             FOREIGN
                                         VIP GROWTH           SECURITIES          SECURITIES          SECURITIES
                                         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                      ----------------    -----------------   -----------------   ------------------
FROM OPERATIONS
   Net investment income (loss)       $             16    $             104   $             131   $              180
   Net realized gain (loss)                       (181)                 (16)                295                  (87)
   Net change in unrealized
      appreciation (depreciation)
      on investments                             3,241                2,391               2,499                2,275
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) resulting
      from operations                            3,076                2,479               2,925                2,368
                                      ----------------    -----------------   -----------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          2,979                2,979               2,157                2,909
   Participant transfers                          (521)                 855                 981              (12,411)
   Participant withdrawals                        (260)                (282)                (26)                (235)
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                   2,198                3,552               3,112               (9,737)
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) in net
      assets                                     5,274                6,031               6,037               (7,369)
NET ASSETS
   Beginning of period                           7,661                7,319               7,645                7,464
                                      ----------------    -----------------   -----------------   ------------------
   End of period                      $         12,935    $          13,350   $          13,682   $               95
                                      ================    =================   =================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                         TEMPLETON            TEMPLETON          SCUDDER VIT
                                        GLOBAL ASSET            GROWTH          EAFE(R) EQUITY
                                         ALLOCATION           SECURITIES            INDEX             TECHNOLOGY
                                         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                      ----------------    -----------------   -----------------   ------------------
FROM OPERATIONS
   Net investment income (loss)       $            277    $             328   $             892   $                2
   Net realized gain (loss)                        892                   42                 115                  682
   Net change in unrealized
      appreciation (depreciation)
      on investments                               997                6,120               8,083               71,191
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) resulting
      from operations                            2,166                6,490               9,090               71,875
                                      ----------------    -----------------   -----------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          2,929                5,957               6,851               45,345
   Participant transfers                       (12,604)                 105              11,098               (1,516)
   Participant withdrawals                           -                 (644)               (785)              (5,556)
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                  (9,675)               5,418              17,164               38,273
                                      ----------------    -----------------   -----------------   ------------------
   Net increase (decrease) in net
      assets                                    (7,509)              11,908              26,254              110,148
NET ASSETS
   Beginning of period                           7,602               15,110              14,732              128,357
                                      ----------------    -----------------   -----------------   ------------------
   End of period                      $             93    $          27,018   $          40,986   $          238,505
                                      ================    =================   =================   ==================

                                           WANGER                                WANGER U.S.
                                        INTERNATIONAL                              SMALLER
                                          SMALL CAP         WANGER TWENTY         COMPANIES
                                         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                      ----------------    -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)       $             55    $               -   $               -
   Net realized gain (loss)                         49                1,356                  83
   Net change in unrealized
      appreciation (depreciation)
      on investments                            10,269                3,242              14,619
                                      ----------------    -----------------   -----------------
   Net increase (decrease) resulting
      from operations                           10,373                4,598              14,702
                                      ----------------    -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          6,026                5,062               9,899
   Participant transfers                         8,871              (11,887)             16,284
   Participant withdrawals                        (745)                (490)             (1,164)
                                      ----------------    -----------------   -----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                  14,152               (7,315)             25,019
                                      ----------------    -----------------   -----------------
   Net increase (decrease) in net
      assets                                    24,525               (2,717)             39,721
NET ASSETS
   Beginning of period                          15,402               15,351              23,894
                                      ----------------    -----------------   -----------------
   End of period                      $         39,927    $          12,634   $          63,615
                                      ================    =================   =================

 + Participant transfers include net assets transferred in from Aberdeen
   New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Asset
For the period ended December 31, 2003

(1) From inception February 7, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The Phoenix Life and Annuity Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Life and Annuity Company ("PLAC"). PLAC is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established July 1, 1996. The Account is used to fund benefits for variable life products issued by Phoenix, including Executive Benefit-VUL (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather than
(formerly, Phoenix-MFS Investors Growth Stock Series)   current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap      Long-term capital growth
Growth Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series            High total return over an extended period of time consistent
(formerly, Phoenix-Oakhurst Strategic Allocation        with prudent investment risk
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit changes
Phoenix-Goodwin Multi-Sector Short Term Bond Series     in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------------------------------------------------------------------------

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- -----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt instrument.
                                                        The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                          specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the
                                                        "underlying index").
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital Fund
Scudder VIT EAFE(R) Equity Index                        International EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Select                                           Long-term growth of capital
(formerly, Wanger Twenty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PLAC and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                             $            3,703                     $          2,746
      Phoenix-AIM Growth Series                                                     36,696                               19,465
      Phoenix-Alliance/Bernstein Enhanced Index Series                               7,588                                2,605
      Phoenix-Duff & Phelps Real Estate Securities Series                           51,779                               36,963
      Phoenix-Engemann Capital Growth Series                                         7,848                               18,117
      Phoenix-Engemann Growth and Income Series                                     25,147                               31,899
      Phoenix-Engemann Small-Cap Growth Series                                      10,176                                4,348
      Phoenix-Engemann Strategic Allocation Series                                  14,406                                3,537
      Phoenix-Engemann Value Equity Series                                           6,957                               17,774
      Phoenix-Goodwin Money Market Series                                          141,734                              102,771
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             112,332                               34,134
      Phoenix-Northern Dow 30 Series                                                 4,516                                1,548
      Phoenix-Northern Nasdaq-100 Index(R) Series                                    7,580                                2,476
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                30,588                                9,584
      Phoenix-Seneca Mid-Cap Growth Series                                          20,794                               14,700
      Phoenix-Seneca Strategic Theme Series                                          7,451                               16,592

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                         $           16,614                     $            606

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                              38,106                               45,153
      Federated High Income Bond Fund II -- Primary Shares                           5,658                                2,266

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                   48,805                                2,527
      VIP Growth Opportunities Portfolio                                            16,261                               15,882
      VIP Growth Portfolio                                                          19,513                                  674

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                  3,942                                2,027
      Templeton Developing Markets Securities Fund                                   3,988                                3,609
      Templeton Foreign Securities Fund                                                  -                                   98
      Templeton Global Asset Allocation Fund                                        16,084                                1,042
      Templeton Growth Securities Fund                                               7,357                                4,528

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                         25,645                               21,443

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                         137,140                               83,690

WANGER ADVISORS TRUST
---------------------
      Wanger International Small Cap                                                43,611                               38,353
      Wanger Select                                                                 19,728                                1,195
      Wanger U.S. Smaller Companies                                                 45,676                               21,549

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(5)
     Accumulation units outstanding                                  4,588            4,431                 -                -
     Unit value                                                  $3.752026        $3.106442                 -                -
     Net assets (thousands)                                            $17              $14                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         2.73%            2.24% *               -                -
     Total return                                                   20.78%           42.30%                 -                -


     PHOENIX-AIM GROWTH SERIES
     Accumulation units outstanding                                 90,026           79,934            68,509           45,872
     Unit value                                                  $1.684469        $1.616442         $1.337840        $1.880030
     Net assets (thousands)                                           $152             $129               $92              $86
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.10%                -                 -                -
     Total return                                                    4.21%           20.82%          (28.84%)         (23.84%)


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
     Accumulation units outstanding                                 13,615           11,688            13,026           11,305
     Unit value                                                  $2.470239        $2.249021         $1.781701        $2.334641
     Net assets (thousands)                                            $34              $26               $23              $26
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.50%            1.12%             0.98%            0.63%
     Total return                                                    9.84%           26.23%          (23.68%)         (11.90%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(1)
     Accumulation units outstanding                                 12,967           11,243            10,523            2,105
     Unit value                                                  $6.500640        $4.826325         $3.490594        $3.114330
     Net assets (thousands)                                            $84              $54               $37               $7
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         2.37%            3.49%             4.00%            6.00% *
     Total return                                                   34.69%           38.27%            12.08%          (2.98%)


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
     Accumulation units outstanding                                 10,774           17,393            19,330            8,582
     Unit value                                                  $1.562661        $1.488662         $1.176910        $1.565230
     Net assets (thousands)                                            $17              $26               $23              $13
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.52%            0.08%                 -            0.03%
     Total return                                                    4.97%           26.49%          (24.81%)         (34.57%)

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
     Accumulation units outstanding                                 18,636           21,590             8,052            5,286
     Unit value                                                  $2.706514        $2.449881         $1.922036        $2.480451
     Net assets (thousands)                                            $50              $53               $15              $13
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.16%            1.25%             1.00%            0.53%
     Total return                                                   10.48%           27.46%          (22.51%)          (8.17%)


     PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
     Accumulation units outstanding                                 11,164            9,143                 -                -
     Unit value                                                  $3.064102        $2.793307                 -                -
     Net assets (thousands)                                            $34              $26                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -                -
     Total return                                                    9.69%           46.42%                 -                -


     PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(1)
     Accumulation units outstanding                                 14,643           12,152             5,618            2,113
     Unit value                                                  $3.456229        $3.216319         $2.683121        $3.034396
     Net assets (thousands)                                            $51              $39               $15               $6
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         2.65%            2.64%             2.52%            3.78% *
     Total return                                                    7.46%           19.87%          (11.58%)            1.78%


     PHOENIX-ENGEMANN VALUE EQUITY SERIES(1)
     Accumulation units outstanding                                  5,695           10,028            10,661            4,856
     Unit value                                                  $2.975449        $2.635118         $2.127253        $2.724865
     Net assets (thousands)                                            $17              $26                $0 **           $13
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.77%            1.00%             1.15%            1.74% *
     Total return                                                   12.92%           23.87%          (21.93%)          (5.38%)


     PHOENIX-GOODWIN MONEY MARKET SERIES(1)
     Accumulation units outstanding                                 48,369           36,219            22,817            6,133
     Unit value                                                  $3.133242        $3.108588         $3.087446        $3.044213
     Net assets (thousands)                                           $152             $113               $70              $19
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.82%            0.65%             1.34%            2.39% *
     Total return                                                    0.79%            0.68%             1.42%            0.85%

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(1)
     Accumulation units outstanding                                 28,410            9,930             6,485            4,049
     Unit value                                                  $4.156853        $3.890848         $3.395886        $3.087222
     Net assets (thousands)                                           $118              $39               $22              $13
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         6.02%            6.63%             7.50%           16.47% *
     Total return                                                    6.84%           14.58%            10.00%            1.30%


     PHOENIX-NORTHERN DOW 30 SERIES(1)
     Accumulation units outstanding                                  5,238            4,357             3,257            2,359
     Unit value                                                  $3.202222        $3.059334         $2.401315        $2.841764
     Net assets (thousands)                                            $17              $13                $8               $7
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.72%            1.72%             1.37%            2.55% *
     Total return                                                    4.67%           27.40%          (15.50%)          (1.62%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(3)
     Accumulation units outstanding                                 11,703            9,845             4,836            2,406
     Unit value                                                  $2.889789        $2.626155         $1.764338        $2.826412
     Net assets (thousands)                                            $34              $26                $9               $7
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.62%                -                 -                - *
     Total return                                                   10.04%           48.85%          (37.58%)          (5.71%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
     Accumulation units outstanding                                 10,700            7,731             6,510            8,494
     Unit value                                                  $6.323424        $5.251745         $3.725355        $4.073597
     Net assets (thousands)                                            $68              $41               $24              $35
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.19%            0.20%             0.85%            2.17%
     Total return                                                   20.41%           40.97%           (8.55%)           22.98%


     PHOENIX-SENECA MID-CAP GROWTH SERIES
     Accumulation units outstanding                                  9,223            7,353            10,976            6,712
     Unit value                                                  $1.824416        $1.709498         $1.326912        $1.965748
     Net assets (thousands)                                            $17              $13               $15              $13
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -                -
     Total return                                                    6.72%           28.83%          (32.50%)         (25.28%)

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-SENECA STRATEGIC THEME SERIES
     Accumulation units outstanding                                 11,250           18,169            14,321            8,775
     Unit value                                                  $1.493567        $1.416564         $1.032035        $1.587236
     Net assets (thousands)                                            $17              $26               $15              $14
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -                -
     Total return                                                    5.44%           37.26%          (34.98%)         (27.36%)


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(7)
     Accumulation units outstanding                                  6,186                -                 -                -
     Unit value                                                  $2.724915                -                 -                -
     Net assets (thousands)                                            $17                -                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             - *              -                 -                -
     Total return                                                    4.54%                -                 -                -

FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(2)
     Accumulation units outstanding                                 18,756           21,766            18,854           13,727
     Unit value                                                  $3.595562        $3.470285         $3.390073        $3.108800
     Net assets (thousands)                                            $67              $76               $64              $43
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         4.26%            3.17%             3.06%                - *
     Total return                                                    3.61%            2.37%             9.05%            1.51%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(1)
     Accumulation units outstanding                                  4,125            3,479             2,445            2,131
     Unit value                                                  $4.085100        $3.698243         $3.025976        $2.984536
     Net assets (thousands)                                            $17              $13                $7               $6
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         6.20%            5.69%             8.00%                - *
     Total return                                                   10.46%           22.22%             1.39%          (2.03%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(1)
     Accumulation units outstanding                                 17,281            3,862             2,754            2,230
     Unit value                                                  $3.911515        $3.391310         $2.642193        $2.917112
     Net assets (thousands)                                            $68              $13                $7               $7
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.09%            0.28%                 -                - *
     Total return                                                   15.34%           28.35%           (9.42%)          (0.89%)

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     VIP GROWTH OPPORTUNITIES PORTFOLIO(6)
     Accumulation units outstanding                                     25                -                 -                -
     Unit value                                                  $3.094097                -                 -                -
     Net assets (thousands)                                             $0 **             -                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.34% *              -                 -                -
     Total return                                                    6.21%                -                 -                -


     VIP GROWTH PORTFOLIO(1)
     Accumulation units outstanding                                 12,691            5,017             3,946            2,395
     Unit value                                                  $2.662106        $2.577974         $1.941524        $2.781501
     Net assets (thousands)                                            $34              $13                $8               $7
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.10%            0.15%             0.10%                - *
     Total return                                                    3.26%           32.78%          (30.20%)            0.15%


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(1)
     Accumulation units outstanding                                  4,622            4,104             2,816            4,485
     Unit value                                                  $3.663940        $3.253021         $2.599344        $2.947478
     Net assets (thousands)                                            $17              $13                $7              $13
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.82%            1.03%             1.24%                - *
     Total return                                                   12.63%           25.15%          (11.81%)          (2.70%)


     TEMPLETON DEVELOPING MARKETS SECURITIES FUND
     Accumulation units outstanding                                  3,981            3,957             3,383               30
     Unit value                                                  $4.312075        $3.457656         $2.260033        $2.263335
     Net assets (thousands)                                            $17              $14                $8               $0 **
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.97%            1.99%             2.45%            1.35%
     Total return                                                   24.71%           52.99%           (0.15%)          (8.08%)


     TEMPLETON FOREIGN SECURITIES FUND(1)
     Accumulation units outstanding                                      -               31             3,318            2,372
     Unit value                                                          -        $2.974273         $2.249616        $2.762346
     Net assets (thousands)                                              -               $0 **             $7               $7
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             - *          2.21%             2.46%                - *
     Total return                                                    2.61%           32.21%          (18.56%)          (5.70%)

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     TEMPLETON GLOBAL ASSET ALLOCATION FUND(4)
     Accumulation units outstanding                                  4,036               26             2,750                -
     Unit value                                                  $4.220991        $3.647640         $2.764330                -
     Net assets (thousands)                                            $17               $0 **             $8                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         4.27%            3.34%             3.12% *              -
     Total return                                                   15.72%           31.95%           (9.99%)               -


     TEMPLETON GROWTH SECURITIES FUND
     Accumulation units outstanding                                  9,151            8,422             6,224            2,209
     Unit value                                                  $3.721629        $3.207587         $2.427512        $2.978123
     Net assets (thousands)                                            $34              $27               $15               $7
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.23%            1.60%             1.64%           20.90%
     Total return                                                   16.03%           32.13%          (18.49%)          (1.31%)


SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND
     Accumulation units outstanding                                 20,156           19,102             9,156            9,298
     Unit value                                                  $2.554629        $2.145573         $1.608936        $2.052118
     Net assets (thousands)                                            $51              $41               $15              $19
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         2.92%            3.41%             1.41%                -
     Total return                                                   19.07%           33.35%          (21.60%)         (24.69%)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO
     Accumulation units outstanding                                382,067          311,469           247,705          130,578
     Unit value                                                  $0.753162        $0.765740         $0.518182        $1.015385
     Net assets (thousands)                                           $288             $239              $128             $133
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -                -
     Total return                                                  (1.64%)           47.77%          (48.97%)         (48.84%)


WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SMALL CAP
     Accumulation units outstanding                                 17,101           17,220             9,888            7,190
     Unit value                                                  $3.020597        $2.318712         $1.557605        $1.807617
     Net assets (thousands)                                            $52              $40               $15              $13
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.84%            0.24%                 -                -
     Total return                                                   30.27%           48.86%          (13.83%)         (21.15%)

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     WANGER SELECT
     Accumulation units outstanding                                  6,765            3,000             4,766            4,020
     Unit value                                                  $5.024027        $4.211074         $3.221296        $3.486892
     Net assets (thousands)                                            $34              $13               $15              $14
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -                -
     Total return                                                   19.31%           30.73%           (7.62%)            9.05%


     WANGER U.S. SMALLER COMPANIES
     Accumulation units outstanding                                 20,667           15,282             8,221            3,984
     Unit value                                                  $4.925621        $4.162518         $2.906382        $3.493636
     Net assets (thousands)                                           $102              $64               $24              $14
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -            0.03%
     Total return                                                   18.33%           43.22%          (16.81%)           11.38%









MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception August 24, 2001 to December 31, 2001.                   (6) From inception February 5, 2004 to December 31, 2004.
(2) From inception September 6, 2001 to December 31, 2001.                 (7) From inception May 28, 2004 to December 31, 2004.
(3) From inception December 10, 2001 to December 31, 2001.                 * Annualized.
(4) From inception May 20, 2002 to December 31, 2002.                      ** Net Assets are less than $500.
(5) From inception February 7, 2003 to December 31, 2003.

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                          PHOENIX-                          PHOENIX-ALLIANCE/     PHOENIX-DUFF &
                                                          ABERDEEN          PHOENIX-AIM         BERNSTEIN          PHELPS REAL
                                                        INTERNATIONAL         GROWTH          ENHANCED INDEX   ESTATE SECURITIES
                                                           SERIES             SERIES              SERIES             SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              4,431              79,934             11,688              11,243
Participant deposits                                               938              18,654              2,646               2,353
Participant transfers                                             (781)             (6,633)              (413)               (206)
Participant withdrawals                                              -              (1,929)              (306)               (423)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    4,588              90,026             13,615              12,967
                                                      ============================================================================

                                                                              PHOENIX-           PHOENIX-           PHOENIX-
                                                           PHOENIX-           ENGEMANN           ENGEMANN           ENGEMANN
                                                           ENGEMANN          GROWTH AND          SMALL-CAP         STRATEGIC
                                                        CAPITAL GROWTH         INCOME             GROWTH           ALLOCATION
                                                            SERIES             SERIES             SERIES             SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             17,393              21,590              9,143              12,152
Participant deposits                                             3,998               3,645              1,983               2,786
Participant transfers                                          (10,147)             (6,142)               226                  16
Participant withdrawals                                           (470)               (457)              (188)               (311)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   10,774              18,636             11,164              14,643
                                                      ============================================================================

                                                                                                  PHOENIX-
                                                           PHOENIX-           PHOENIX-         GOODWIN MULTI-
                                                        ENGEMANN VALUE      GOODWIN MONEY       SECTOR FIXED        PHOENIX-
                                                            EQUITY             MARKET              INCOME        NORTHERN DOW 30
                                                            SERIES             SERIES              SERIES            SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             10,028              36,219              9,930               4,357
Participant deposits                                             2,211               9,930              2,362                 997
Participant transfers                                           (6,367)              3,438             16,676 (a)             (18)
Participant withdrawals                                           (177)             (1,218)              (558)                (98)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    5,695              48,369             28,410               5,238
                                                      ============================================================================

                                                          PHOENIX-
                                                          NORTHERN        PHOENIX-SANFORD
                                                         NASDAQ-100        BERNSTEIN-MID      PHOENIX-SENECA     PHOENIX-SENECA
                                                          INDEX(R)           CAP VALUE        MID-CAP GROWTH     STRATEGIC THEME
                                                           SERIES             SERIES              SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              9,845               7,731              7,353              18,169
Participant deposits                                             2,295               1,621              1,732               4,341
Participant transfers                                             (437)              1,560                239             (10,801)
Participant withdrawals                                              -                (212)              (101)               (459)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   11,703              10,700              9,223              11,250
                                                      ============================================================================

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                       ALGER AMERICAN      FEDERATED FUND      FEDERATED HIGH
                                                         LEVERAGED            FOR U.S.          INCOME BOND
                                                           ALLCAP            GOVERNMENT          FUND II --       VIP CONTRAFUND(R)
                                                         PORTFOLIO          SECURITIES II      PRIMARY SHARES        PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -              21,766              3,479               3,862
Participant deposits                                                 -               4,413                821                 859
Participant transfers                                            6,186              (6,923)               (84)             12,560
Participant withdrawals                                              -                (500)               (91)                  -
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    6,186              18,756              4,125              17,281
                                                      ============================================================================

                                                                                                                   TEMPLETON
                                                                                                                   DEVELOPING
                                                        VIP GROWTH                             MUTUAL SHARES         MARKETS
                                                       OPPORTUNITIES        VIP GROWTH          SECURITIES         SECURITIES
                                                         PORTFOLIO          PORTFOLIO              FUND               FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -               5,017              4,104               3,957
Participant deposits                                             1,041               1,144                909                 826
Participant transfers                                           (1,016)              6,698               (291)               (796)
Participant withdrawals                                              -                (168)              (100)                 (6)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                       25              12,691              4,622               3,981
                                                      ============================================================================

                                                        TEMPLETON            TEMPLETON          TEMPLETON
                                                         FOREIGN            GLOBAL ASSET          GROWTH            SCUDDER VIT
                                                        SECURITIES           ALLOCATION         SECURITIES        EAFE(R) EQUITY
                                                           FUND                 FUND               FUND             INDEX FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                 31                  26              8,422              19,102
Participant deposits                                                 -                   -              1,850               5,528
Participant transfers                                              (31)              4,010               (888)             (3,832)
Participant withdrawals                                              -                   -               (233)               (642)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                        -               4,036              9,151              20,156
                                                      ============================================================================

                                                                                WANGER                               WANGER
                                                           TECHNOLOGY        INTERNATIONAL         WANGER         U.S. SMALLER
                                                           PORTFOLIO          SMALL CAP            SELECT           COMPANIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            311,469              17,220              3,000              15,282
Participant deposits                                            69,441               3,640                678               3,547
Participant transfers                                            7,836              (3,392)             3,164               2,227
Participant withdrawals                                         (6,679)               (367)               (77)               (389)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  382,067              17,101              6,765              20,667
                                                      ============================================================================






(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.

                          PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                     SUBACCOUNT
                                                      ---------------------------------------------------------------------------
                                                           PHOENIX-       PHOENIX-ALLIANCE/     PHOENIX-DUFF &       PHOENIX-
                                                           ABERDEEN          BERNSTEIN           PHELPS REAL         ENGEMANN
                                                        INTERNATIONAL      ENHANCED INDEX     ESTATE SECURITIES   CAPITAL GROWTH
                                                           SERIES              SERIES              SERIES             SERIES
                                                      -----------------   -----------------   -----------------   ---------------
Accumulation units outstanding, beginning of period                   -              13,026              10,523            19,330
Participant deposits                                              2,215               4,263               3,620             6,914
Participant transfers                                             2,216              (5,180)             (2,576)           (8,170)
Participant withdrawals                                               -                (421)               (324)             (681)
                                                      ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     4,431              11,688              11,243            17,393
                                                      ===========================================================================

                                                          PHOENIX-                                 PHOENIX-
                                                        ENGEMANN SMALL         PHOENIX-         GOODWIN MULTI-     PHOENIX-JANUS
                                                          & MID-CAP         GOODWIN MONEY        SECTOR FIXED     FLEXIBLE INCOME
                                                        GROWTH SERIES       MARKET SERIES       INCOME SERIES         SERIES
                                                      -----------------   -----------------   -----------------   ---------------
Accumulation units outstanding, beginning of period                   -              22,817               6,485             9,652
Participant deposits                                                386              10,391               2,487             3,906
Participant transfers                                             8,827               4,004               1,206             2,880
Participant withdrawals                                             (70)               (993)               (248)             (431)
                                                      ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     9,143              36,219               9,930            16,007
                                                      ===========================================================================

                                                                                                  PHOENIX-           PHOENIX-
                                                         PHOENIX-MFS           PHOENIX-           NORTHERN        OAKHURST GROWTH
                                                      INVESTORS GROWTH     NORTHERN DOW 30       NASDAQ-100         AND INCOME
                                                        STOCK SERIES           SERIES          INDEX(R) SERIES        SERIES
                                                      -----------------   -----------------   -----------------   ---------------
Accumulation units outstanding, beginning of period              68,509               3,257               4,836             8,052
Participant deposits                                             23,745               1,178               1,483             3,353
Participant transfers                                           (10,020)                 27               3,526            10,568
Participant withdrawals                                          (2,300)               (105)                  -              (383)
                                                      ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    79,934               4,357               9,845            21,590
                                                      ===========================================================================

                                                          PHOENIX-
                                                          OAKHURST            PHOENIX-        PHOENIX-SANFORD     PHOENIX-SENECA
                                                          STRATEGIC        OAKHURST VALUE      BERNSTEIN MID-     MID-CAP GROWTH
                                                      ALLOCATION SERIES     EQUITY SERIES     CAP VALUE SERIES        SERIES
                                                      -----------------   -----------------   -----------------   ---------------
Accumulation units outstanding, beginning of period               5,618              10,661               6,510            10,976
Participant deposits                                              2,411               3,666               2,280             3,483
Participant transfers                                             4,358              (4,032)               (835)           (6,800)
Participant withdrawals                                            (235)               (267)               (224)             (306)
                                                      ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    12,152              10,028               7,731             7,353
                                                      ===========================================================================

                          PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                     -----------------------------------------------------------------------------

                                                                          FEDERATED FUND      FEDERATED HIGH
                                                      PHOENIX-SENECA         FOR U.S.          INCOME BOND
                                                      STRATEGIC THEME       GOVERNMENT           FUND II --      VIP CONTRAFUND(R)
                                                           SERIES          SECURITIES II       PRIMARY SHARES        PORTFOLIO
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             14,321              18,854               2,445               2,754
Participant deposits                                             5,065               7,056                 896               1,080
Participant transfers                                             (710)             (3,488)                228                  28
Participant withdrawals                                           (507)               (656)                (90)                  -
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   18,169              21,766               3,479               3,862
                                                     =============================================================================

                                                                                                 TEMPLETON
                                                                                                 DEVELOPING          TEMPLETON
                                                         VIP GROWTH        MUTUAL SHARES          MARKETS             FOREIGN
                                                          PORTFOLIO       SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              3,946               2,816               3,383               3,318
Participant deposits                                             1,410               1,095                 915               1,278
Participant transfers                                             (220)                294                (330)             (4,465)
Participant withdrawals                                           (119)               (101)                (11)               (100)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    5,017               4,104               3,957                  31
                                                     =============================================================================

                                                         TEMPLETON           TEMPLETON          SCUDDER VIT
                                                        GLOBAL ASSET          GROWTH          EAFE(R) EQUITY        TECHNOLOGY
                                                      ALLOCATION FUND     SECURITIES FUND       INDEX FUND           PORTFOLIO
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              2,750               6,224               9,156             247,705
Participant deposits                                             1,017               2,396               4,132              75,000
Participant transfers                                           (3,741)                 47               6,262              (2,416)
Participant withdrawals                                              -                (245)               (448)             (8,820)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                       26               8,422              19,102             311,469
                                                     =============================================================================

                                                          WANGER                                WANGER U.S.
                                                       INTERNATIONAL                              SMALLER
                                                         SMALL CAP         WANGER TWENTY         COMPANIES
                                                     -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              9,888               4,766               8,221
Participant deposits                                             3,690               1,454               3,090
Participant transfers                                            4,059              (3,083)              4,306
Participant withdrawals                                           (417)               (137)               (335)
                                                     ---------------------------------------------------------
Accumulation units outstanding, end of period                   17,220               3,000              15,282
                                                     =========================================================

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

   Policy provisions allow policyowners to borrow up to 90% of the policy's cash surrender value with interest [2.75% due in policy years 1-10, 2.50% due in policy years 11-15 and 2.25% due in policy years 16 and thereafter] payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of PLAC's general account as collateral for the outstanding loan. Transfers from the account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2%. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

   PLAC and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $26,906, $25,865 and $24,187 during the years ended December 31, 2004, 2003 and 2002, respectively.

   As compensation for administrative services provided to the Account, PLAC receives an additional amount per contract, currently $10 per month and not to exceed $120 annually, by a withdrawal of participant units prorated among the elected subaccounts. Such costs aggregated $5,134, $1,980 and $1,980 during the years ended December 31, 2004, 2003 and 2002, respectively. For the year ended December 31, 2004, Phoenix limits this charge to $5 per month.

   PEPCO is the principal underwriter and distributor for the Account.

   Sales charges of up to 5% of contract premiums depending on the inception of the contract period, to compensate PLAC for distribution expenses incurred and federal and premium taxes which currently range from 2.25% to 5.50% of premiums paid based on the state where the policyowner resides, are paid to Phoenix from premiums.

   PLAC assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, each month PLAC charges each policy 0.40% in policy years 1-10 and 0.25% in policy years 11 and after on an annual basis by a withdrawal of participant units prorated among the elected subaccounts. Unit value is not affected by mortality and expense charges.

NOTE 8--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PLAC believes that each of the subaccounts satisfies the current requirements of the regulations. PLAC intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without suchagreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and PLAC. Shares of PESF may be offered to separate accounts of other insurance companies in the future.

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


PRICEWATERHOUSECOOPERS [LOGO]


To the Board of Directors of Phoenix Life and Annuity Company and
Participants of Phoenix Life and Annuity Variable Universal Life Account (Executive Benefit-VUL):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life and Annuity Variable Universal Life Account (Executive Benefit-VUL) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 31, 2005

PHOENIX LIFE AND ANNUITY
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE AND
         ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003


                                                         TABLE OF CONTENTS

                                                                                                                          PAGE
                                                                                                                      -------------
Report of Independent Registered Public Accounting Firm.........................................................          F-3

Balance Sheet as of December 31, 2004 and 2003..................................................................          F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2004, 2003 and 2002..........................................................          F-5

Statement of Cash Flows for the years ended December 31, 2004, 2003 and 2002....................................          F-6

Notes to Financial Statements...................................................................................       F-7 - F-14

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Phoenix Life and Annuity Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company (the Company) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP

Hartford, CT
March 8, 2005

                        PHOENIX LIFE AND ANNUITY COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2004 AND 2003

                                                                                                  2004             2003
                                                                                            ---------------  ---------------
ASSETS:
Available-for-sale debt securities, at fair value.......................................     $     29,401     $     25,190
Policy loans, at unpaid principal balances..............................................              206               22
                                                                                            ---------------  ---------------
Total investments.......................................................................           29,607           25,212
Cash and cash equivalents...............................................................            1,820            2,008
Accrued investment income...............................................................              320              196
Due and uncollected premium.............................................................            4,318            4,811
Deferred policy acquisition costs.......................................................           14,993           15,536
Other general account assets............................................................            2,328            1,887
Separate account assets.................................................................           13,550           16,182
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $     66,936     $     65,832
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals.........................................................     $     26,470     $     24,213
Deferred income tax liability...........................................................              108              196
Other general account liabilities.......................................................            2,178            1,767
Separate account liabilities............................................................           13,550           16,182
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................           42,306           42,358
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $100 par value: 40,000 shares authorized;
  25,000 shares issued and outstanding..................................................            2,500            2,500
Additional paid-in capital..............................................................           19,664           19,664
Retained earnings.......................................................................            2,224            1,069
Accumulated other comprehensive income..................................................              242              241
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................           24,630           23,474
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $     66,936     $     65,832
                                                                                            ===============  ===============


The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                 2004             2003            2002
                                                                           ---------------  ---------------  ---------------
REVENUES:
Premiums...............................................................     $      3,064     $      3,397     $      3,095
Insurance and investment product fees..................................            1,442            1,597            1,763
Investment income, net of expenses.....................................            1,351              911              463
Net realized investment gains (losses).................................              (18)             193               38
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES.........................................................            5,839            6,098            5,359
                                                                           ---------------  ---------------  ---------------

BENEFITS AND EXPENSES:
Policy benefits........................................................            3,135            5,087            2,646
Policy acquisition cost amortization...................................              811              808              876
Other operating expenses...............................................              124            2,150             (108)
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES............................................            4,070            8,045            3,414
                                                                           ---------------  ---------------  ---------------
Income (loss) before income taxes......................................            1,769           (1,947)           1,945
Applicable income tax (benefit)........................................              614             (681)             672
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS)......................................................     $      1,155     $     (1,266)    $      1,273
                                                                           ===============  ===============  ===============


COMPREHENSIVE INCOME:
NET INCOME (LOSS)......................................................     $      1,155     $     (1,266)    $      1,273
OTHER COMPREHENSIVE INCOME (LOSS)......................................                1              (97)             214
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)............................................     $      1,156     $     (1,363)    $      1,487
                                                                           ===============  ===============  ===============


ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent......................................     $         --     $      5,000     $         --

RETAINED EARNINGS:
Net income (loss)......................................................            1,155           (1,266)           1,273

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)......................................                1              (97)             214
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY.........................................            1,156            3,637            1,487
Stockholder's equity, beginning of year................................           23,474           19,837           18,350
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR......................................     $     24,630     $     23,474     $     19,837
                                                                           ===============  ===============  ===============


                        PHOENIX LIFE AND ANNUITY COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                 2004            2003             2002
                                                                           ---------------  ---------------  ----------------

OPERATING ACTIVITIES:
Net income (loss)......................................................     $      1,155     $     (1,266)    $      1,273
Net realized investment (gains) losses.................................               18             (193)             (38)
Increase (decrease) in deferred income tax liability...................              (88)            (692)             977
Decrease (increase) in accrued investment income.......................             (124)              82              257
Decrease (increase) in due and uncollected premium.....................              493             (224)          (2,087)
Decrease (increase) in deferred policy acquisition costs...............              543           (2,966)          (5,552)
Increase in policy liabilities and accruals............................            2,257            4,855            5,047
Net change in other assets and other liabilities.......................               (5)             (89)            (151)
                                                                           ---------------  ---------------  ----------------
CASH FROM (FOR) OPERATING ACTIVITIES...................................            4,249             (493)            (274)
                                                                           ---------------  ---------------  ----------------

INVESTING ACTIVITIES:
Debt security purchases................................................          (10,650)         (16,952)         (15,306)
Debt security sales....................................................            6,213           14,145            3,209
                                                                           ---------------  ---------------  ----------------
CASH FROM (FOR) INVESTING ACTIVITIES...................................           (4,437)          (2,807)         (12,097)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Capital contributions from parent......................................               --            5,000               --
                                                                           ---------------  ---------------  ----------------
CASH FROM FINANCING ACTIVITIES.........................................               --            5,000               --
                                                                           ---------------  ---------------  ----------------
CHANGE IN CASH AND CASH EQUIVALENTS....................................             (188)           1,700          (12,371)
Cash and cash equivalents, beginning of year...........................            2,008              308           12,679
                                                                           ---------------  ---------------  ----------------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................     $      1,820     $      2,008     $        308
                                                                           ===============  ===============  ================

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


1.       ORGANIZATION AND OPERATIONS

Phoenix Life and Annuity Company is a life insurance company offering various non-participating life insurance products in the United States of America. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs, policyholder liabilities and accruals, the valuation of investments in debt securities, and deferred tax liabilities. Cash and cash equivalents consist of cash and short-term liabilities with original maturities of 90 days or less. Other significant accounting policies are presented throughout the notes in italicized type.

RECENT ACCOUNTING PRONOUNCEMENTS

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1), are effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, did not have a material effect on our financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure 90% of the mortality risk on term insurance and 80% on certain issues of universal life and variable life products.


DIRECT BUSINESS AND REINSURANCE:                                                      YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                             ------------------------------------------------------
                                                                            2004               2003              2002
                                                                     -----------------  -----------------  ----------------
Direct premiums..................................................     $       17,269     $       19,844     $       16,276
Premiums assumed from reinsureds.................................                 --                131                246
Premiums ceded to reinsurers.....................................            (14,205)           (16,578)           (13,427)
                                                                     -----------------  -----------------  ----------------
PREMIUMS.........................................................     $        3,064     $        3,397     $        3,095
                                                                     =================  =================  ================

Direct policy benefits incurred..................................     $        9,034     $        4,332     $        8,779
Policy benefits assumed from reinsureds..........................                 --                545                 16
Policy benefits ceded to reinsureds..............................             (7,949)            (1,876)            (7,576)
                                                                     -----------------  -----------------  ----------------
POLICY BENEFITS..................................................     $        1,085     $        3,001     $        1,219
                                                                     =================  =================  ================

Direct life insurance in-force...................................     $   11,912,980     $   12,948,259     $    9,809,589
Life insurance in-force assumed from reinsureds..................                 --                 --             46,131
Life insurance in-force ceded to reinsurers......................        (10,559,794)       (11,461,491)        (8,672,035)
                                                                     -----------------  -----------------  ----------------
LIFE INSURANCE IN-FORCE..........................................     $    1,353,186     $    1,486,768     $    1,183,685
                                                                     =================  =================  ================
Percentage of amount assumed to net insurance in-force...........               0.0%               0.0%               3.9%
                                                                     =================  =================  ================

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $2,050 thousand, $2,086 thousand and $1,427 thousand, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002, respectively.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] We defer the costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business. We amortize deferred policy acquisition costs (DAC) based on the related policy's classification. For term insurance policies, DAC is amortized in proportion to projected net profits. For universal life and variable universal life DAC is amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); we amortize the DAC balance associated with the replaced or surrendered policies to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                           YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------
Acquisition costs deferred.............................................     $        268     $      3,774     $      6,428
Costs amortized to expense.............................................             (811)            (808)            (876)
                                                                           ---------------  ---------------  ---------------
CHANGE IN DEFERRED POLICY ACQUISITION COSTS............................             (543)           2,966            5,552
Deferred policy acquisition costs, beginning of year...................           15,536           12,570            7,018
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.........................     $     14,993     $     15,536     $     12,570
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for variable universal life and universal life are computed using the deposit method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term life are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which are 5.5% as of December 31, 2004, less administrative and mortality charges.

OTHER OPERATING EXPENSES

Included in Other operating expenses for 2002 is a reduction in premium tax of $531 thousand that had been accrued in prior years.


3.       INVESTING ACTIVITIES

DEBT SECURITIES

[begin italic] We classify our debt securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality or by quoted market prices of comparable instruments. [end italic]

FAIR VALUE AND COST OF                                                            AS OF DECEMBER 31,
GENERAL ACCOUNT DEBT SECURITIES:                          -------------------------------------------------------------------
($ amounts in thousands)                                                2004                              2003
                                                          --------------------------------   --------------------------------
                                                            FAIR VALUE          COST           FAIR VALUE          COST
                                                          ---------------  ---------------   ---------------  ---------------
U.S. government and agency............................     $      7,453     $      7,421      $     10,718     $     10,670
State and political subdivision.......................              484              461               492              465
Corporate.............................................           20,389           20,115            12,426           12,154
Mortgage-backed.......................................            1,075            1,032             1,554            1,531
                                                          ---------------  ---------------   ---------------  ---------------
DEBT SECURITIES.......................................     $     29,401     $     29,029      $     25,190     $     24,820
                                                          ===============  ===============   ===============  ===============

[begin italic] For mortgage-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. [end italic]

We owned no non-income producing debt securities at December 31, 2004 or 2003.

GROSS AND NET UNREALIZED GAINS AND LOSSES                                         AS OF DECEMBER 31,
FROM GENERAL ACCOUNT DEBT SECURITIES:                     -------------------------------------------------------------------
($ amounts in thousands)                                                2004                               2003
                                                          --------------------------------   --------------------------------
                                                               GAINS            LOSSES            GAINS            LOSSES
                                                          ---------------  ---------------   ---------------  ---------------
U.S. government and agency............................     $         63     $        (31)     $        121     $        (73)
State and political subdivision.......................               23               --                27               --
Corporate.............................................              392             (118)              302              (30)
Mortgage-backed.......................................               43               --                23               --
                                                          ---------------  ---------------   ---------------  ---------------
DEBT SECURITIES GAINS AND LOSSES......................     $        521     $       (149)     $        473     $       (103)
                                                          ===============  ===============   ===============  ===============
DEBT SECURITIES NET GAINS.............................     $        372                       $        370
                                                          ===============                    ===============

The unrealized losses of $149 thousand consist of 14 investment grade securities, 12 of which have been in an unrealized loss position for less than 12 months.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. [end italic]

SOURCES OF NET INVESTMENT INCOME:                                                       YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------
Debt securities........................................................     $      1,359     $        865     $        259
Cash and cash equivalents..............................................               22               57              213
                                                                           ---------------  ---------------  ---------------
Total investment income................................................            1,381              922              472
  Less:  Investment expenses...........................................               30               11                9
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME..................................................     $      1,351     $        911     $        463
                                                                           ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                          YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities gains..................................................     $         29     $        193     $         44
Debt securities losses.................................................              (47)              --               (6)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES).................................     $        (18)    $        193     $         38
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes. [end italic]


SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                         YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------
Net unrealized gains (losses) on debt securities.......................     $          2     $       (150)    $        329
Applicable income taxes (benefit)......................................                1              (53)             115
                                                                           ---------------  ---------------  ---------------
Net unrealized gains (losses) included in other comprehensive income...     $          1     $        (97)    $        214
                                                                           ===============  ===============  ===============

The maturities of general account debt securities, by contractual sinking fund payment and maturity, as of December 31, 2004 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we have the right to put or sell the obligations back to the issuers.

COST OF GENERAL ACCOUNT DEBT SECURITIES BY MATURITY:                                                         AS OF DEC 31,
($ amounts in thousands)                                                                                          2004
                                                                                                             ---------------
Due in one year or less...................................................................................    $        503
Due after one year through five years.....................................................................           2,407
Due after five years through ten years....................................................................          14,095
Due after ten years.......................................................................................          12,024
                                                                                                             ---------------
TOTAL.....................................................................................................    $     29,029
                                                                                                             ===============


4.       SEPARATE ACCOUNTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable life insurance contracts.

[begin italic] Separate account assets and liabilities related to policyholder funds are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]


5.       INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax basis, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings. [end italic]

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------
Current income taxes (benefit).........................................     $        702     $         11     $       (305)
Deferred income taxes (benefit)........................................              (88)            (692)             977
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME........................              614             (681)             672
Deferred income taxes (benefit) applicable to
  other comprehensive income...........................................                1              (53)             115
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............     $        615     $       (734)    $        787
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)..........................................     $         34     $         --     $       (114)
                                                                           ===============  ===============  ===============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                        2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income (loss) before income taxes......................................     $      1,769     $     (1,947)    $      1,945
                                                                           ---------------  ---------------  ---------------
Income taxes (benefit) at statutory rate of 35.0%......................              619             (682)             681
Benefit attributable to tax advantaged investment income...............               (5)              --               (7)
Other, net.............................................................               --                1               (2)
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT)......................................     $        614     $       (681)    $        672
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates...................................            34.7%             35.0%           34.6%
                                                                           ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ amounts in thousands)                                                                    --------------------------------
                                                                                                 2004             2003
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits............................................................     $        897     $      1,139
Net operating loss carryover benefits...................................................            1,594            1,585
Other...................................................................................                2               28
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS........................................................            2,493            2,752
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................            2,471            2,819
Investments.............................................................................              130              129
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................            2,601            2,948
                                                                                            ---------------  ---------------
NET DEFERRED INCOME TAX LIABILITY.......................................................     $        108     $        196
                                                                                            ===============  ===============

For the year ended December 31, 2004, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future. For tax years ending on or before December 31, 2003, we filed separate company tax returns as required by Internal Revenue Code 1504(c).

At December 31, 2004, we had net operating loss carryforwards of $4.5 million for federal income tax purposes of which $1.1 million and $3.4 million expire in 2017 and 2018, respectively. We believe that the tax benefits of these losses and all other deferred tax assets will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed by us through a cost allocation process. The expenses allocated to us or paid by Phoenix Life on our behalf were $2.4 million, $5.4 million and $4.9 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $0.3 million and $0.2 million as of December 31, 2004 and 2003, respectively.

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us under this arrangement were $28 thousand, $9 thousand and $9 thousand for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $20 thousand and $9 thousand as of December 31, 2004 and 2003, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our variable life and annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, WS Griffith Securities, Inc. (Griffith), as well as other outside broker dealers who are licensed to sell our contracts. During the years ended December 31, 2004, 2003 and 2002, we incurred commissions of $0.2 million, $0.9 million and $1.7 million, respectively, for contracts underwritten by PEPCO. Amounts payable to PEPCO were $17 thousand and $204 thousand as of December 31, 2004 and 2003, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. We reimbursed Phoenix Life for commissions paid on our behalf of $0.7 million, $4.6 million and $4.4 million for the years ended December 31, 2004, 2003 and 2002, respectively. Commission amounts payable to Phoenix Life were $71 thousand and $214 thousand as of December 31, 2004 and 2003, respectively.

Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sells and services certain of our life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $39 thousand during the five months ended May 31 2004, as well as $0.3 million and $0.8 million for the years ended December 31, 2003 and 2002, respectively. The amount payable to Griffith was $10 thousand as of December 31, 2003. Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.


7.   EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but also to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.

8.       OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities in accumulated other comprehensive income. Changes in unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. [end italic]

Accumulated other comprehensive income at December 31, 2004 and 2003 was comprised solely of unrealized gains on investments of $242 thousand and $241 thousand, respectively. These amounts are net of applicable deferred income taxes of $130 thousand and $129 thousand at December 31, 2004 and 2003, respectively.


9.       FAIR VALUE OF FINANCIAL INSTRUMENTS

Cash and cash equivalents are carried at amounts that approximate fair value. Debt securities are also carried at fair value as described in Note 3 to these financial statements. The fair value of policy loans at December 31, 2004 and 2003 is estimated to be equal to their carrying value at those dates.


10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2004, 2003 and 2002. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.


STATUTORY FINANCIAL DATA FOR PHOENIX LIFE AND ANNUITY COMPANY:                   AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------
Statutory capital and surplus..........................................     $     12,374     $     10,867     $     10,425
Asset valuation reserve................................................               70               45               29
                                                                           ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $     12,444     $     10,912     $     10,454
                                                                           ===============  ===============  ===============
STATUTORY GAIN (LOSS) FROM OPERATIONS..................................     $      1,439     $     (4,518)    $     (3,481)
                                                                           ===============  ===============  ===============
STATUTORY NET INCOME (LOSS)............................................     $      1,439     $     (4,541)    $     (3,482)
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut-domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2005 without prior approval.

                                     PART C

                                     PART C

                                OTHER INFORMATION


ITEM 26.  EXHIBITS


(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Depositor establishing the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account") is incorporated by reference to Registrant's September 27, 1996 EDGAR filing on Form S-6 (File No. 333-12989), filed via EDGAR.

(b)   CUSTODIAN AGREEMENTS.

      Not applicable.

(c)   UNDERWRITING CONTRACTS


      (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 333-12989) on April 30, 2004.

      (2) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is filed herewith.


(d)   CONTRACTS+


      Version A:
      (1) Flex Edge Success - Flexible Premium Variable Universal Life Insurance Policy Form Number V604 of Depositor is incorporated by reference to Registrant's Form S-6 Pre-Effective Amendment No. 1 (File No. 333-12989) filed via EDGAR on March 14, 1997.

      Version B:
      (1) Corporate Edge - Flexible Premium Variable Universal Life Insurance Policy Form Number V608 of Depositor is incorporated by reference to Registrant's Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.
      (2) Variable Policy Exchange Option Rider, Form VR34 of the Depositor, listed under Version C, below.
      (3) Flexible Term Insurance Rider, Form VR36 of the Depositor, listed under Version C, below.
      (4) Enhanced Surrender Value Rider, Form VR43 of the Depositor is filed herewith.

      Version C:
      (1) Executive Benefit-VUL - Flexible Premium Variable Universal Life Insurance Policy Form Number V606 of Depositor is incorporated by reference to Registrant's Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.
      (2) Variable Policy Exchange Option Rider, Form VR34 of the Depositor is incorporated by reference to the Registrant's Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.
      (3) Flexible Term Insurance Rider, Form VR36 of the Depositor is incorporated by reference to the Registrant's Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.
      (4) Enhanced Surrender Value Rider, Form VR43 of the Depositor is filed herewith.


(e)   APPLICATIONS

      Version A:

      (1) Form of application for Flex Edge Success filed via EDGAR with Registrant's Pre-Effective Amendment No. 1 on March 14, 1997 and incorporated herein by reference.

      Version B:

      (1) Form of application for Corporate Edge filed via EDGAR with Registrant's Post-Effective Amendment No. 4 on Form S-6 filed October 29, 1999 and incorporated by reference. (File No. 333-12989).

      Version C:

      (1) Form of application for Executive Benefit-VUL filed via EDGAR with Registrant's Post-Effective Amendment No. 4 on Form S-6 filed October 29, 1999 and incorporated by reference. (File No. 333-12989).



(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.


      (1) Certificate of Redomestication and Amended and Restated Certificate of Incorporation, effective May 9, 1996, filed April 21, 1997 with the Secretary of State of Connecticut incorporated by reference to the Registrant's Pre-Effective Amendment No. 2 filed via EDGAR on November 4, 1997 (File No. 333-12989).

      (2) Bylaws of Phoenix Life and Annuity Company, dated April 1, 1996, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed via EDGAR on April 29, 1998.


(g)   REINSURANCE CONTRACTS.

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.


      (1) Fund Participation Agreement dated July 15, 1999 among Phoenix Life and Annuity Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Post-Effective Amendment Number 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

      (2) (a) Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, BT Insurance Funds Trust and Bankers Trust Company is incorporated by reference to Registrant's Post Effective Amendment Number 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

          (b)Amendment No. 1 dated April 20, 2001 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust) and Bankers Trust Company is incorporated by reference to Registrant's Post Effective Amendment Number 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

          (c)Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's Post Effective Amendment Number 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

      (3) Participation Agreement dated December 17, 1999 among Phoenix Life and Annuity Company, Morgan Stanley Dean Witter Universal Funds, Inc., Miller Anderson & Sherrerd, LLP and Morgan Stanley Dean Witter Investment Management, Inc. is incorporated by reference to Registrant's Post-Effective Amendment Number 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

      (4) Participation Agreement dated June 1, 2000 among Phoenix Life and Annuity Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Post-Effective Amendment Number 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

      (5) Participation Agreement June 1, 2000 among Phoenix Life and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Post-Effective Amendment Number 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

      (6) Participation Agreement dated March 29, 2001 among Phoenix Life and Annuity Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment Number 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

      (7) Participation Agreement between Phoenix Life and Annuity Company and Wanger Advisors Trust is incorporated by reference to Registrant's May 1, 2003 EDGAR filing on Form N-6 (File No. 333-12989).

      (8) Participation Agreement between Phoenix Life and Annuity Company and Franklin Templeton Distributors is incorporated by reference to Registrant's May 1, 2003 EDGAR filing on Form N-6 (File No. 333-12989).

      (9) Participation Agreement dated May 30, 2003 among Phoenix Life and Annuity Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated by reference to Registrant's April 30, 2004 EDGAR filing on Form N-6 (File No. 333-12989).


 (i)  ADMINISTRATIVE CONTRACTS.


      (1) Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003 is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 333-12989) on April 30, 2004.

      (2) First Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 11, 2003 is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 333-12989) on April 30, 2004.

      (3) Second Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated February 27, 2004 is filed herewith.

      (4) Third Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 15, 2004 is filed herewith.


 (j)  OTHER MATERIAL CONTRACTS.

      Not applicable.

(k)   LEGAL OPINION.


      (1) Opinion and Consent of Counsel of Joseph P. DeCresce, Esq. is filed herewith.


(l)   ACTUARIAL OPINION.

      Not applicable.

(m)   CALCULATION.

      Not applicable.

(n)   OTHER OPINIONS.


      (1) Consent of Independent Registered Public Accounting Firm, is filed herewith.
      (2) Opinion and Consent of Brian A. Giantonio, Esq. is filed herewith.


(o)   OMITTED FINANCIAL STATEMENTS.


      (1) Representation Letter regarding Separate Account Financial Statements of Phoenix Life Insurance Company, et al is filed herewith.


(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(q)   REDEEMABILITY EXEMPTION.

      Not applicable.


ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

NAME                                                   POSITION
----                                                   --------
Michael E. Haylon*                                     Director, Executive Vice President and Chief Financial Officer
Robert E. Primmer*                                     Director and Senior Vice President
John H. Beers*                                         Vice President and Secretary
Katherine P. Cody*                                     Vice President and Treasurer
Nancy J. Engberg*                                      Vice President and Chief Compliance Officer
Philip K. Polkinghorn*                                 President


NAME                                                   POSITION
----                                                   --------

Tracy L. Rich*                                         Executive Vice President and Assistant Secretary
James D. Wehr**                                        Senior Vice President and Chief Investment Officer


*  The business address of this individual is One American Row, Hartford, CT
   06102
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115


 ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant



ITEM 29. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive."

Article V, Section 5.01, of the Bylaws of the Depositor (effective April 1,
1996) provides that: "Each person who is or was a director or officer of the Company (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Company as of right to full extent permitted or authorized by the laws of the State of Connecticut against any liability, cost or expense asserted against him and incurred by him by reason of his capacity as a director or officer, or arising out of his status as a director or officer. The Company may, but shall not be obligated to maintain insurance at its expense to protect itself and any such person against any such liability cost or expense."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS.


1.   Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO serves as the principal underwriter for the following entities:


         Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


     (b) Directors and Executive Officers of PEPCO

         NAME                                POSITION
         ----                                --------
         Daniel T. Geraci*                   Director, Chairman of the Board and Chief Sales & Marketing Officer
         Michael E. Haylon*                  Director
         James D. Wehr**                     Director
         Nancy J. Engberg*                   Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
         John H. Beers*                      Vice President and Secretary
         Glenn H. Pease**                    Vice President, Finance and Treasurer
         John F. Sharry**                    President, Sales
         Francis G. Waltman**                Senior Vice President and Chief Administrative Officer

         * The business address of this individual is One American Row, Hartford, CT 06102
         ** The business address of this individual is 56 Prospect Street, Hartford, CT 06115


     (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.


The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life and Annuity Company located at One American Row, Hartford, CT 06102.


ITEM 32.  MANAGEMENT SERVICES.


Not applicable.


ITEM 33.  FEE REPRESENTATION.


Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life and Annuity Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life and Annuity Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 22nd day of April, 2005.

                                  PHOENIX LIFE AND ANNUITY COMPANY

                                   By: _____________________________________
                                       * Philip K. Polkinghorn
                                       President

                                  PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL
                                  LIFE ACCOUNT

                                  By:  ____________________________________
                                       * Philip K. Polkinghorn
                                       President



Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


       SIGNATURE                          TITLE
       ---------                          -----

____________________________            Director, Executive Vice President and
*Michael E. Haylon                      Chief Financial Officer

____________________________            Director and Senior Vice President
*Robert E. Primmer

____________________________            Director and President
*Philip K. Polkinghorn

By:/s/ John H. Beers
   -----------------
*John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, on file with the Depositor.
April 22, 2005



                                       S-1